Pinnacle Plus

As filed with the Securities and Exchange Commission on April 23, 2008

Registration Nos. 333-102574 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 6	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 60	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  PINNACLEplus flexible premium variable annuity

PINNACLEplus Variable Annuity

May 1, 2008

National Integrity Life Insurance Company

Separate Account I

This prospectus describes the PINNACLEplus flexible premium variable annuity contract and the Investment Options available under the contract. You may invest your contributions in any of the Investment Options listed below.

DWS Investments VIT Fund

DWS Small Cap Index VIP Fund, Class B

Fidelity® Variable Insurance Products - all Service Class 2

Fidelity VIP Asset ManagerSM Portfolio

Fidelity VIP Balanced Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Disciplined Small Cap Portfolio

Fidelity VIP Dynamic Capital Appreciation Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Freedom 2010 Portfolio

Fidelity VIP Freedom 2015 Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Freedom 2025 Portfolio

Fidelity VIP Freedom 2030 Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Index 500 Portfolio

Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Templeton VIP Trust - all Class 2

FTVIPT Franklin Growth and Income Securities Fund

FTVIPT Franklin Income Securities Fund

FTVIPT Franklin Large Cap Growth Securities Fund

FTVIPT Franklin Small Cap Value Securities Fund

FTVIPT Mutual Shares Securities Fund

FTVIPT Templeton Foreign Securities Fund

FTVIPT Templeton Growth Securities Fund

PIMCO Variable Insurance Trust - all Advisor Class

PIMCO VIT All Asset Portfolio

PIMCO VIT CommodityRealReturnTMStrategy Portfolio

PIMCO VIT Low Duration Portfolio

PIMCO VIT Real Return Portfolio

PIMCO VIT Total Return Portfolio

Rydex Variable Trust

Rydex VT Absolute Return Strategies Fund

Rydex VT Hedged Equity Fund

Rydex VT Sector Rotation Fund

Touchstone Variable Series Trust

Touchstone VST Baron Small Cap Growth Fund

Touchstone VST Core Bond Fund

Touchstone VST High Yield Fund

Touchstone VST Large Cap Core Equity Fund

Touchstone VST Mid Cap Growth Fund

Touchstone VST Money Market Fund, Service Class

Touchstone VST Third Avenue Value Fund

Touchstone VST Aggressive ETF Fund, Service Class

Touchstone VST Conservative ETF Fund, Service Class

Touchstone VST Enhanced ETF Fund, Service Class

Touchstone VST Moderate ETF Fund, Service Class

Van Kampen Life Investment Trust and Universal Institutional Funds - all Class II

Van Kampen LIT Comstock Portfolio

Van Kampen LIT Capital Growth Portfolio

Van Kampen UIF Emerging Markets Debt Portfolio

Van Kampen UIF Emerging Markets Equity Portfolio

Van Kampen UIF U.S. Mid Cap Value Portfolio

Van Kampen UIF U.S. Real Estate Portfolio

Fixed Accounts

Quarterly Rate Option

Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

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The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered. It is not insured by the FDIC, NCUSIF or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2008, has been filed with the Securities and Exchange Commission (file numbers 811-04846 and 333-102574). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the Glossary. The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 202-551-8090. You may also obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one. This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to National Integrity Life Insurance Company (National Integrity) is the licensing of certain trademarks and trade names of BGI. National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of National Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the National Integrity PINNACLEplus (May 1, 2008) tear off this page and mail it to us at the Administrative Office listed in the Glossary.

Name:

Address:

Phone:

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TABLE OF CONTENTS

Page PPN-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	10
Summary of Contract	10
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	11
How Your Contract is Taxed	12
Credit Plus	12
Part 2 – National Integrity and the Separate Account	12
National Integrity Life Insurance Company	12
Separate Account I and the Variable Account Options	12
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 - Your Investment Options	13
The Variable Account Options	13
The Fixed Accounts	23
Part 4 - Deductions and Charges	24
Mortality and Expense Risk Charge	24
Annual Administrative Charge	24
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	24
Portfolio Charges	24
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	25
Disability Waiver	25
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	26
Transfer Charge	26
Tax Reserve	26
State Premium Tax	26
Part 5 - Terms of Your Variable Annuity	27
Your Contributions	27
Credit Plus Feature and Recapture	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	29
Excessive Trading	29
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	33
Spousal Continuation	34
Death Claims	34

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Maximum Retirement Date and Annuity Benefit	34
Annuity Benefit Payments	35
Timing of Payment	35
How You Make Requests and Give Instructions	36
Part 6 - Optional Benefit	36
Highest Anniversary Death Benefit Rider	36
Part 7 - Voting Rights	36
How Portfolio Shares Are Voted	36
How We Determine Your Voting Shares	37
Separate Account Voting Rights	37
Part 8 - Tax Aspects of the Contract	37
Introduction	37
Your Contract is an Annuity	37
Taxation of Annuities Generally	38
Tax-Favored Retirement Programs	39
Federal and State Income Tax Withholding	40
Impact of Taxes on the Company	40
Transfers Among Investment Options	40
Part 9 - Additional Information	40
Systematic Withdrawal Program	40
Income Plus Withdrawal Program	40
Choices Plus Required Minimum Distribution Program	41
Dollar Cost Averaging Program	41
Systematic Transfer Program	41
Customized Asset Rebalancing Program	42
Systematic Contributions Program	42
Legal Proceedings	42
Table of Contents of Statement of Additional Information	42

Appendix A - Financial Information for Separate Account I of National Integrity	44

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Administrative Office - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924. You may also call us at 1-800-433-1778. This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Credit Plus - additional amount credited to your Account Value equal to a percentage of your contributions made in the first Contract Year.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Fixed Accounts - Quarterly Rate Option and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Highest Anniversary Account Value - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Portfolio - a mutual fund in which a Variable Account Option invests.

Quarterly Rate Option (QRO) - a Fixed Account where the interest rate on your investment may change as often as quarterly.

Retirement Date – any date before the Maximum Retirement Date that you choose to begin your Annuity Benefit or receive a lump sum payment.

Rider - a supplement to your contract that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company. Its assets are segregated by National Integrity and invested in Variable Account Options.

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Surrender Value - your Account Value reduced by any withdrawal charge, Credit Plus recapture, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six or twelve month period. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	9%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$40

Separate Account Annual Expenses for Contract Years 1-9 as a percentage of value charged

Mortality and Expense Risk Charge(5)	1.67%
Optional Highest Anniversary Death Benefit Charge(6)	0.20%
Highest Possible Total Separate Account Annual Expenses	1.87%

Separate Account Annual Expenses for Contract Years 10 + as a percentage of value charged

Mortality and Expense Risk Charge(7)	1.15%
Optional Highest Anniversary Death Benefit Charge(8)	0.20%
Highest Possible Total Separate Account Annual Expenses	1.35%

(1) State premium taxes currently range from 0 to 3.5%.

(2) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(3) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(4) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

(5) Assessed daily in Contract Years 1-9 on the amount allocated to the Variable Account Options

(6) Assessed quarterly on the amount allocated to the Variable Account Options

(7) Assessed daily in Contract Year 10 and after on the amount allocated to the Variable Account Options

(8) Assessed quarterly on the amount allocated to the Variable Account Options

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The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.  The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%                          Maximum: 1.93%

Total Annual Portfolio Operating Expenses

Gross Portfolio annual expenses prior to any waivers and reimbursements as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
DWS Small Cap Index VIP Fund, Class B	0.35%	0.25%	0.15%	N/A	0.75%	0.75%
Fidelity VIP Asset Manager Portfolio, Service Class 2	0.51%	0.25%	0.13%	N/A	0.89%	0.89%
Fidelity VIP Balanced Portfolio, Service Class 2	0.41%	0.25%	0.16%	N/A	0.82%	0.82%
Fidelity VIP Contrafund Portfolio, Service Class 2 (1)	0.56%	0.25%	0.09%	N/A	0.90%	0.89%
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	0.71%	0.25%	0.28%	N/A	1.24%	1.24%
Fidelity VIP Dynamic Capital Appreciation Portfolio, Service Class 2 (2)	0.56%	0.25%	0.23%	N/A	1.04%	1.03%
Fidelity VIP Equity-Income Portfolio, Service Class 2	0.46%	0.25%	0.09%	N/A	0.80%	0.80%
Fidelity VIP Freedom 2010 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.56%	0.81%	0.81%
Fidelity VIP Freedom 2015 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.59%	0.84%	0.84%
Fidelity VIP Freedom 2020 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.62%	0.87%	0.87%
Fidelity VIP Freedom 2025 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.63%	0.88%	0.88%
Fidelity VIP Freedom 2030 Portfolio, Service Class 2 (3)	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Growth Portfolio, Service Class 2 (1)	0.56%	0.25%	0.09%	N/A	0.90%	0.89%
Fidelity VIP Growth & Income Portfolio, Service Class 2	0.46%	0.25%	0.12%	N/A	0.83%	0.83%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	0.56%	0.25%	0.13%	N/A	0.94%	0.94%
Fidelity VIP High Income Portfolio, Service Class 2	0.57%	0.25%	0.11%	N/A	0.93%	0.93%
Fidelity VIP Index 500 Portfolio, Service Class 2 (4)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	0.32%	0.25%	0.11%	N/A	0.68%	0.68%
Fidelity VIP Mid Cap Portfolio, Service Class 2 (1)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Overseas Portfolio, Service Class 2 (1)	0.71%	0.25%	0.14%	N/A	1.10%	1.07%
Fidelity VIP Value Strategies Portfolio, Service Class 2	0.56%	0.25%	0.14%	N/A	0.95%	0.95%
FTVIPT Franklin Growth and Income Securities Fund, Class 2 (5)	0.48%	0.25%	0.04%	N/A	0.77%	0.77%
FTVIPT Franklin Income Securities Fund, Class 2 (5)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities Fund, Class 2 (5)	0.70%	0.25%	0.04%	N/A	0.99%	0.99%
FTVIPT Franklin Small Cap Value Securities Fund, Class 2 (6)	0.51%	0.25%	0.15%	0.02%	0.93%	0.91%
FTVIPT Mutual Shares Securities Fund, Class 2	0.59%	0.25%	0.13%	N/A	0.97%	0.97%
FTVIPT Templeton Foreign Securities, Class 2 (6)	0.63%	0.25%	0.14%	0.02%	1.04%	1.02%
FTVIPT Templeton Growth Securities, Class 2 (5)	0.73%	0.25%	0.03%	N/A	1.01%	1.01%
PIMCO VIT All Assets Portfolio, Advisor Class (7)	0.175%	0.25%	0.25%	0.69%	1.365%	1.345%
PIMCO VIT CommodityRealReturnTM Strategy Portfolio, Advisor Class (8), (9)	0.49%	0.25%	0.34%	0.05%	1.13%	1.08%
PIMCO VIT Low Duration Portfolio, Advisor Class (7)	0.25%	0.25%	0.25%	N/A	0.75%	0.75%
PIMCO VIT Real Return Portfolio, Advisor Class (7)	0.25%	0.25%	0.25%	N/A	0.75%	0.75%
PIMCO VIT Total Return Portfolio, Advisor Class (9)	0.25%	0.25%	0.43%	N/A	0.93%	0.93%
Rydex VT Absolute Return Strategies Fund(10), (11)	1.15%	0.00%	0.54%	N/A	1.69%	1.69%
Rydex VT Hedged Equity Fund(10), (11)	1.15%	0.00%	0.66%	N/A	1.81%	1.81%
Rydex VT Sector Rotation Fund	0.90%	0.00%	0.71%	N/A	1.61%	1.61%

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Baron Small Cap Growth Fund (12), (13)	1.05%	0.25%	0.44%	N/A	1.74%	1.55%
Touchstone VST Core Bond Fund (12), (13)	0.55%	0.25%	0.41%	N/A	1.21%	1.00%
Touchstone VST High Yield Fund (12), (13)	0.50%	0.25%	0.44%	N/A	1.19%	1.05%
Touchstone VST Large Cap Core Equity Fund (12), (13)	0.65%	0.25%	0.45%	N/A	1.35%	1.00%
Touchstone VST Mid Cap Growth Fund (12), (13)	0.80%	0.25%	0.37%	0.01%	1.43%	1.17%
Touchstone VST Money Market Fund, Service Class (12), (13)	0.18%	0.25%	0.29%	N/A	0.72%	0.72%
Touchstone VST Third Avenue Value Fund (12), (13)	0.79%	0.25%	0.28%	0.03%	1.35%	1.09%
Touchstone VST Aggressive ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.50%	0.21%	1.36%	0.96%
Touchstone VST Conservative ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.51%	0.20%	1.36%	0.95%
Touchstone VST Enhanced ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.35%	0.25%	1.25%	1.00%
Touchstone VST Moderate ETF Fund, Service Class (12), (13), (14)	0.40%	0.25%	0.37%	0.21%	1.23%	0.96%
Van Kampen LIT Comstock Portfolio, Class II	0.56%	0.25%	0.03%	N/A	0.84%	0.84%
Van Kampen LIT Capital Growth Portfolio, Class II	0.70%	0.25%	0.10%	N/A	1.05%	1.05%
Van Kampen UIF Emerging Markets Debt Portfolio, Class II (15)	0.75%	0.35%	0.31%	N/A	1.41%	1.11%
Van Kampen UIF Emerging Markets Equity Portfolio, Class II (15)	1.21%	0.35%	0.37%	N/A	1.93%	1.63%
Van Kampen UIF U. S. Mid Cap Value Portfolio, Class II (15)	0.72%	0.35%	0.29%	N/A	1.36%	1.11%
Van Kampen UIF U.S. Real Estate Portfolio, Class II (15), (16)	0.74%	0.35%	0.28%	0.01%	1.37%	1.28%

(1) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce that Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

(2) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including this reduction, the total class operating expenses for these Portfolios would have been as set forth in the Total Annual Net Expenses Column in the above table.  These offsets may be discontinued at any time.

(3) The advisor has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses, (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, and acquired fund fees and expenses) as a percentage of its average net assets, exceed 0.25%.

(4) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the fund manager’s part.

(5) The Portfolio administration fee is paid indirectly through the management fee.

(6)  The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the Sweep Money Fund which is the “acquired fund” in this case) to the extent of the Portfolio’s fees and expenses of the acquired fund.  This reduction is required by the Trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(7)  “Other Expenses” reflect an administrative fee of 0.25%

(8)  PIMCO Cayman Commodity Portfolio I LTD (the Subsidiary) has entered into a separate contract with the advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor at the annual rates of 0.49% for a management fee and 0.20% for an administration fee.  The advisor has contractually agreed to waive the advisory fee and the administration fee, respectively, paid to the advisor by the Subsidiary.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(9)  “Other Expenses” reflect an administrative fee of 0.25%, and interest expenses

(10)  The advisor has contractually agreed to pay all operating expenses of the fund, excluding interest expenses and taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(11) “Other Expenses” include short dividend expense.  Short dividend expense occurs because the fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective.  The fund must pay out the shorted security, thus increasing the fund’s unrealized gain or reducing the fund’s unrealized loss on its short sale transaction.  Short dividend expense is not a fee charged to the shareholder by the advisor or other service provider.  Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund.  If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for the Fund would have equaled 1.17% for the Absolute Return Strategies Fund and 1.18% for the Hedged Equity Fund.

(12)  “Total Annual Portfolio Operating Expenses” are based upon the actual operating history for the fiscal year ended December 31, 2007, except they reflect the commencement of the new 0.25% shareholder services fees and a reduction in distribution (12b-1) fee for the Service Class shares, effective January 1, 2008.

(13)  Effective January 1, 2008, the advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to the amount shown in the Total Annual Net Expenses Column in the above table.  This expense limitation will remain in effect until at least

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May 1, 2009.  Pursuant to this agreement, the advisor has no ability to recoup any previously waived fees or reimbursed expenses from the fund.  For purposes of these waivers, the cost of acquired fund fees and expenses, if any, is excluded from advisor’s waiver obligations for all funds except Mid Cap Growth and Third Avenue Value.

(14)  The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses would be 0.75%.

(15)  For the year ended December 31, 2007, the following caps were in effect: 1.35% for Emerging Markets Debt and U.S. Real Estate, 1.65% for the Emerging Markets Equity, and 1.15% for U.S. Mid Cap Value.  The adviser may terminate these voluntary caps at any time at its sole discretion.  Additionally, for the year ending December 31, 2007, the distributor has agreed to waive 0.30% of the 12b-1 fee for the Emerging Markets Equity and Emerging Markets Debt, 0.10% of the 12b-1 fee for the U.S. Real Estate and 0.25% for U.S. Mid Cap Value.  The distributor may terminate these voluntary waivers at any time at its sole discretion.

(16) The “Total Annual Net Expense” after waivers and reimbursements without acquired fund expenses for the U.S. Real Estate Portfolio, Class II were 1.27%.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act.)

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated and does not include the credit for the Credit Plus feature nor any recapture of the Credit Plus.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,315	$2,053	$2,705	$4,237

If you select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$415	$1,253	$2,105	$4,237

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$415	$1,253	$2,105	$4,237

Accumulation Unit Values

See Appendix A

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  The Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefits

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Paid on Death of Annuitant,” “Distribution on Death of Owner,” and “Spousal Continuation.”

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights, subject to the rules and significant limitations stated in this prospectus:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit”

•                  To name the Annuitant

•                  To name the Annuitant’s beneficiary and the owner’s beneficiary.  The Annuitant’s beneficiary will receive the Death Benefit upon the death of the Annuitant; or the owner’s beneficiary will receive a distribution upon your death, as owner.  If there are joint owners, the death of either one will be treated as the death of both under this contract, which triggers a required Distribution on Death.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant” and “Distribution on Death of Owner.”

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed.  Your Account Value is subject to various charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge, any Credit Plus recapture and minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below $5,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions.

Your Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office by mail, postmarked within the ten-day period.  We will extend the ten day period if required by state law.  If you cancel your contract, we’ll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment

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experience of the Investment Options you selected.  You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Internal Revenue Code of 1986, as amended (the Code) and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract can provide benefits under certain tax-favored retirement programs, such as IRAs; however, it provides no additional tax deferral benefit, as these programs already provide tax-deferral.

Credit Plus

This contract automatically provides the Credit Plus feature.  When you purchase this contract, an amount equal to 5% of your contributions made in the first Contract Year will be added to your Account Value.  Under certain circumstances, this amount may be recaptured by us.  Please see Part 4, “Recapture of Credit Plus” and Part 5, “Credit Plus” for details.

Part 2 – National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Account, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we

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can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option.  We may:

•                  add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  Each Variable Account Option (also called a sub account) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as the risks of investing, are described in that Portfolio’s prospectus.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-433-1778.

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DWS Investments VIT Funds

The investment advisor for the DWS Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies. Northern Trust, Inc. is the sub advisor of DWS Small Cap Index VIP Fund.

Following is a summary of the investment objectives of the DWS Investments VIT Fund. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIT Fund prospectus carefully before investing.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® Variable Insurance Products

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Disciplined Small Cap and VIP Index 500. FMR is a registered investment advisor under the Investment Advisors Act of 1940 and is located at 82 Devonshire Street, Boston, MA 02109. FMR is a manager of managers with respect to VIP Disciplined Small Cap and VIP Index 500, meaning that FMR has the responsibility to oversee sub-advisers and recommend their hiring, termination, and replacement. Geode Capital Management, LLC, at 53 State Street, Boston, Massachusetts 02109, serves as a sub-adviser for VIP Disciplined Small Cap and VIP Index 500.

Below is a summary description of each Fidelity VIP Portfolio. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value to select investments.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics. FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments. FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the portfolio.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. FMR may invest

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in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis of each issuer’s financial condition and industry position and economic and market conditions to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

VIP Small Cap Portfolio seeks capital appreciation by investing at least 80% of assets in securities of domestic and foreign companies with small market capitalizations, which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index. FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Dynamic Capital Appreciation Portfolio

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR may invest in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis of each issuer financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®). FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

Fidelity VIP Freedom 2010 Portfolio

VIP Freedom 2010 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

VIP Freedom 2015 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

VIP Freedom 2020 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

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Fidelity VIP Freedom 2025 Portfolio

VIP Freedom 2025 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

VIP Freedom 2030 seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Its principal investment strategies are to invest in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and to allocate assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR may invest in “growth” stocks, “value” stocks or both. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions to select investments.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

VIP Index 500 seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500. The Portfolio invests at least 80% of its assets in common stocks included in the S&P 500 and lends securities to earn income.

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Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The Portfolio may invest in lower-quality debt securities. FMR manages the Portfolio to have similar overall interest rate risk to an index, which as of December 31, 2005, was the Lehman Brothers® Aggregate Bond Index. FMR allocates assets across different market sectors and maturities, and analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the portfolio.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization which, for purposes of this Portfolio are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index. FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Value Strategies Portfolio

VIP Value Strategies Portfolio seeks capital appreciation, investing primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential. FMR focuses investments in medium sized companies, but also may invest substantially in larger or smaller companies. FMR uses fundamental analysis of each issuer’s financial condition, its industry position, and market and economic conditions to select investments.

Franklin Templeton Variable Insurance Products Trust Funds

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a fund will be able to achieve its objective. You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in both debt and equity securities. The Portfolio seeks income

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by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return. The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities. The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued. The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio. PIMCO is located at 840 Newport Center Drive, Newport beach, California 92660.

Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios. There are no guarantees that a fund will be able to achieve its objective. You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio normally invests in the Institutional Class of the underlying PIMCO funds and does not invest directly in stocks or bonds of other issuers. The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio’s asset allocation sub-advisor.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management. The Portfolio normally invests in the commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified

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portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at lease 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and Non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities. The average Portfolio duration varies from 3-6 years.

Rydex Variable Trust

Each Portfolio is a series of the Trust, which is a mutual fund registered with the SEC. Rydex Investments is the investment advisor to each Portfolio. The Advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex VT Portfolio. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Rydex VT Fund prospectus carefully before investing.

Rydex VT Absolute Return Strategies Fund

The Rydex Absolute Return Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Hedged Equity Fund

The Rydex Hedged Equity Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the long/short hedge fund universe. The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Rydex VT Sector Rotation Fund

The Rydex Sector Rotation Fund seeks long-term capital appreciation by moving its investments among different sectors or industries. Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods. The fund then invests in the top ranked industries.

Touchstone Variable Series Trust

Each Portfolio of the Touchstone Variable Series Trust is an open-end management investment company. Touchstone Advisors, Inc., 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, which is affiliated with Integrity, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.

Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the Touchstone VST Baron Small Cap Fund. The fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their

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capital appreciation potential. In making investment decisions for the fund, the portfolio manager seeks securities believed to have favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Core Bond Fund. The fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing at least 80% of its assets in bonds. The fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST High Yield Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST High Yield Fund. The fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests at least 80% of its assets in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Large Cap Core Equity Fund

Todd Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for Touchstone VST Large Cap Core Equity Fund. The Large Cap Core Equity Fund (formerly the Enhanced Dividend 30 Fund) seeks long-term capital appreciation as its primary goal and income as its secondary goal. The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place. The sub-advisor uses a database of 4,000 stocks from which to choose the companies that will be selected for the fund’s portfolio. A specific process is followed to assist the sub-advisor in its selections.

Touchstone VST Mid Cap Growth Fund

Westfield Capital Management Company, LLC (Westfield) and TCW Investment Management Company (TWC) are the sub-advisors for the Touchstone VST Mid Cap Growth Fund. The fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The fund invests at least 80% of its assets in common stocks of mid cap companies. The fund may also invest in companies in the technology sector. The fund is sub-advised by two separate management teams that use different style methodologies. Westfield uses a growth approach and may companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. TCW uses a value approach and may invest in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

Ft. Washington Investment Advisors, Inc., which is affiliated with Integrity, is the sub-advisor for the Touchstone VST Money Market Fund. The fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Third Avenue Management LLC is the sub-advisor for the Touchstone VST Third Avenue Value Fund. The fund seeks long-term capital appreciation. It is a non-diversified fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their

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liquid value. The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (“ETF Funds”) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. You can invest directly in ETF Funds and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model. Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Investment Advisors, Inc. is the sub-advisor for the Touchstone VST Aggressive ETF, Conservative ETF, Enhanced ETF and Moderate ETF Funds. Todd Investment Advisors, Inc. is affiliated with Integrity.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 80% of its assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring

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the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 65% of its assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected volatility risk while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. The Fund typically allocates about 60% of its assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen LIT Portfolios

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Capital Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio’s investment adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be strategic growth companies.

Van Kampen Universal Institutional Funds, Inc. Portfolios

Morgan Stanley Investment Management Inc., doing business as Van Kampen, is the investment advisor for each of the Universal Institutional Funds, Inc. (UIF) Portfolios.

Below is a summary of the investment objectives of the Portfolios of The Universal Institutional Funds, Inc. There are no guarantees that a Portfolio will be able to achieve its objective. You should read each Van Kampen UIF Portfolio prospectus carefully before investing.

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Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Mid Cap Value Portfolio

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Advisor invests primarily in common stocks of companies traded on the United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may invest up to 20% of its net assets in real estate investment trusts. The Portfolio may invest up to 20% of its net assets in securities of foreign issuers. The Advisor seeks attractively valued companies experiencing a change that the Adviser believes could have a positive impact on the company’s outlook.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

The Fixed Accounts

Our Fixed Accounts and General Account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act. The General Account supports the Account Value you invest in the Fixed Accounts, the Death Benefit in excess of Account Value and the Annuity Benefit and any guarantees offered under a Rider. We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Quarterly Rate Option

We offer a QRO, which is a fixed interest rate account. For any contribution you make to the QRO, your interest rate will be effective through the end of the calendar quarter during which you made your contribution. Additional contributions during that quarter may earn different interest rates, since we declare new rates periodically. If you do not transfer the allocation from your QRO to another Investment Option, each quarter your QRO will renew for another quarter at the interest rate that applies on the first day of that quarter. The QRO will never credit less than the minimum interest rate stated in your contract.

Only two “round trips” are permitted through the QRO during any 12-month period. A “round trip” is a transfer into or out of the QRO followed by a transfer out of or back into the QRO within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit. This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO such as Dollar Cost Averaging or Systematic Transfer Programs, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice. We may modify or amend these transfer restrictions at any time and in our sole discretion.

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Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected. STOs are available for 6 months or 1 year. All STO contributions must be transferred into other Investment Options within either six months or one year of your STO contribution, depending on which STO you select. We will automatically transfer installments of $1,000 or more each. Transfers are made monthly for the 6 month STO and either monthly or quarterly for the one-year STO. The STO is available for new contributions only. You can’t transfer from other Investment Options into the STO. See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

In Contract Years 1-9, we deduct a daily charge equal to an annual effective rate of 1.67% of your Account Value in the Variable Account Options to cover mortality and expense risk, certain administrative expenses and the cost of the Credit Plus feature in this contract. A portion of the 1.67% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits or greater Death Benefits than anticipated. The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses. A portion of the 1.67% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts. We expect to make a profit from this fee. The mortality and expense risk charge can’t be increased without your consent.

In Contract Year 10, this mortality and expense risk charge decreases to 1.15%. In Contract Years 10 and beyond, we will deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in each of the Variable Account Options to cover mortality and expense risk, certain administrative expenses and the cost of the Credit Plus feature in this contract.

Annual Administrative Charge

We charge an annual administrative charge of $40, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. A maximum of $30.00 annually may be deducted from your Fixed Accounts. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses

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for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 9%. The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value. As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn
1	9%
2	9%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9	2%
thereafter	0

The maximum of 9% would apply if the entire amount of the withdrawal consisted of contributions made during your current Contract Year. We don’t deduct a withdrawal charge when you withdraw contributions made more than seven years prior to your withdrawal. The oldest contributions are treated as the first withdrawn and more recent contributions next.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. Details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”  Withdrawal Charges apply to the Withdrawal Charge amount itself since this amount is part of the Account Value withdrawn.

We won’t deduct a withdrawal charge if:

•                  we calculate the Death Benefits on the death of the Annuitant; or

•                  you use the withdrawal to buy an immediate Annuity Benefit from us with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won’t unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. You will be considered disabled if you are unable to engage in

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any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. We may require proof of disability, including written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal or partial withdrawals must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waiver of the withdrawal charge applies to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner. The disability waiver is not available in New Hampshire or Vermont.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions, plus up to 0.50% trail commission paid on Account Value starting in the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff, and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives. The broker-dealer firms are American Portfolios Financial, Cadaret, Grant & Co., Inc., Cadaret Grant Agency, Central Jersey Financial, Investacorp, Inc., Linsco Private Ledger, Securities America Inc., Summit Equities, Stifel, Nicolaus and Company, and Sterne, Agee & Leach.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could be considered a conflict of interest. You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase the Rider offered with this contract, which provides an optional benefit for an additional cost. The additional cost, along with details about the benefit, is provided in Part 6.

Transfer Charge

You have twelve free transfers during a Contract Year. Then we charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0 to 3.5%.

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Part 5 - Terms Of Your Variable Annuity

Your Contributions

•	Minimum initial contribution	$20,000
•	Minimum additional contribution	$1,000
•	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
		$500,000 if the Annuitant is age 76 or older

Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law. Contributions will be accepted at any time up to ten years before your Maximum Retirement Date.

We may refuse additional contributions if (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution did not meet our minimum additional contribution amount for the annuity contract or for a specific Investment Option; or (3) for reason allowed by law.

Your contributions are invested in the Investment Options you select. Each contribution is credited as of the date we have received both the contribution and instructions for allocation Investment Options in good order at our Administrative Office. Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone. See “Transfers” in Part 5

Credit Plus Feature and Recapture

We will credit your Account Value with an amount equal to 5% of each contribution we receive from you in the first Contract Year. This means that if you contribute $50,000 in the first Contract Year, we will add $2,500 to your Account Value. We allocate the 5% Credit Plus to your Investment Options in the same percentages as you allocate your contributions.

There will be no separate charge for this feature, however to recoup the cost of providing this feature, PINNACLEplus has a higher mortality and expense risk charge and a higher withdrawal charge than a similar annuity without the Credit Plus feature. These charges could be more than the amount of the credit added to your Account Value under the Credit Plus feature. We expect to make a profit from the charges associated with the Credit Plus feature.

If you expect to withdraw funds from the contract in excess of the Free Withdrawal Amount or terminate the contract while withdrawal charges apply, it may not be to your advantage to purchase PINNACLEplus.

Contributions to the contract after the first Contract Year do not receive a Credit Plus credit. However, these contributions will have the same mortality and expense risk charge and withdrawal charge as the contributions that receive a Credit Plus credit. Therefore, if you intend to make subsequent contributions after the first Contract Year into this annuity you may wish to consider another annuity.

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Recapture of Credit Plus

We may take back (recapture) any amount we add to your Account Value under the Credit Plus feature. We will recapture a credit for twelve months after the credit is added to your Account Value, if any of the following occur during that twelve months:

•      You withdrawal an amount in excess of the Free Withdrawal Amount. The Credit Plus credit will be recaptured in the same proportion as the withdrawal bears to the Account Value (for example, if 50% of Account Value is withdrawn, 50% of the Credit Plus credit will be recaptured).

•      A Death Benefit is calculated. However, so long as the Annuitant is age 80 or younger on the Contract Date, the Death Benefit will never be less than contributions minus withdrawals (and associated charges).

•      A Distribution on Death is paid to the owner’s beneficiary.

•      You exercise the right to revoke the contract during the free look period. In this case, we will incur any investment gain or loss attributable to the Credit Plus amount.

The total amount of all recaptures will never be greater than the Credit Plus amount originally credited to your contract.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day

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that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.67% during Contract Years 1-9 and 1.15% in Contract Year 10 and after.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the QRO, subject to our transfer restrictions:

•                  The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

•                  Transfers into the STO are not permitted.

•                  Only two “round trips” are permitted through the QRO during any 12-month period. A “round trip” is a transfer into or out of the QRO followed by a transfer out of or back into the QRO within 30 days. We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.

You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your twelve (12) free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year. See Part 4, “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in good order. Each request for a transfer must specify:

•              the contract number

•              the amounts to be transferred, and

•              the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

A transfer request doesn’t change the allocation of current or future contributions among the Investment Options.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of

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transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                  a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                  a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification. We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                  If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                  In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each

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Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

•                  All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•                  Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                  Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be at least $100. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options. You can tell us if you want your withdrawal handled differently.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  minus any withdrawal charge that applies (see Part 4, “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, “Death Benefits Paid on Death of Annuitant” and Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge. The Free Withdrawal Amount is the greater of:

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•                  10% of your Account Value during a Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you don’t take the Free Withdrawal Amount in any one Contract Year, you can’t add it to the next year’s Free Withdrawal Amount. If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. These payments are withdrawals from your Account Value. We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow assignment of your contract unless required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death. You name the Annuitant’s beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•                  the Annuitant dies before the Retirement Date; and

•                  there is no contingent Annuitant.

If an Annuitant’s beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Standard Death Benefit

The standard Death Benefit varies depending on the Annuitant’s age on the Contract Date.

•                  For contracts where the Annuitant’s age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•                  total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order, less any Credit Plus recapture.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•                  your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•                  total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the

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beneficiary’s election in good order.

•                  For contracts where the Annuitant’s age on the Contract Date is between 74 and 80, the Death Benefit is the greater of:

•                  total Contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order, less any Credit Plus recapture.

The Death Benefit can be paid in a lump sum or as an annuity. You may select either option. If you have not selected an option before the Annuitant dies, the Annuitant’s beneficiary may select either option at the Annuitant’s death. However, a beneficiary that is not a natural person automatically receives a lump sum distribution.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•                  If your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000).

•                  Therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you, as owner, die before the Retirement Date, your entire interest in this contract is required to be distributed to the owner’s beneficiary within five years. However, any interest that is payable to the owner’s beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, as long as distributions begin within one year after the owner’s death. This distribution is required by Section 72(s) of the Code.

You name the owner’s beneficiary (or beneficiaries). We will pay the owner’s surviving beneficiary the Distribution on Death. If an owner’s beneficiary doesn’t survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If there are joint owners, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owners’ beneficiary will be required.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If your sole owner’s beneficiary is your spouse, the contract (along with its deferred tax status) may be continued in your spouse’s name as the owner.

You may change any beneficiary by sending the appropriate form in good order to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can

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occur, if that is your intention.

Spousal Continuation

Under the Code

If you (as owner) die, the Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, so long as your spouse is your sole owner’s beneficiary. This is called spousal continuation.

Under the Contract

This annuity contract also provides an enhanced type of spousal continuation (Spousal Continuation). The Spousal Continuation under this contract is available only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named; and

•                  your spouse is the owner’s sole beneficiary and the Annuitant’s sole beneficiary.

Under this enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract, except that we will not accept additional contributions. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary. Under this enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected. We will reduce the mortality and expense risk charge to 1.15%. If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election. During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his election.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the Annuitant’s 90th birthday or the tenth Contract Anniversary, whichever is later. This is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than

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five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General Account:

•                  Life and ten years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.

•                  Period certain annuity, which provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                  Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

•                  Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you haven’t already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)	the New York Stock Exchange has been closed or trading on it is restricted;

(2)

an emergency exists as determined by the SEC so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate

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Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefit

You may purchase the Rider offered with this contract, which provides an optional benefit for an additional cost. The Rider may only be elected at the time of application and will replace or supplement the standard contract benefits. The charge for the optional benefit Rider are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee. This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•                  your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges and any Credit Plus recapture) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract. The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified

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plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options. We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•                  our tax status

•                  the tax status of the contract

•                  the type of retirement plan, if any, for which the contract is purchased

•                  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit, under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. National Integrity does not guarantee the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•                  You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

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•                  You may purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•                  You may also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit. The tax implications are different for each type of distribution:

•            Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

•            If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of each annuity payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancy) of the taxpayer and beneficiary

•                payment is a result of the taxpayer becoming disabled within the meaning of Code section 72(m)(7)

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•                payment is from certain qualified plans (note, however, other penalties may apply)

•                payment is under a qualified funding asset as defined in Section 130(d) of the Code

•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Code Section 72(u)(4) (non-qualified contracts only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan does.

Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional contributions to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a required minimum distribution (RMD) must be withdrawn each year from an inherited IRA. The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or Optional Riders.

This contract offers an enhanced Death Benefit. The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

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Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office listed in the Glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes. We can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used. The minimum Systematic Withdrawal is $100. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. You may specify an account for direct deposit of your Systematic Withdrawals. Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59½. You won’t have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•                       the date you reach age 59½; and

•                       five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution subject to a $100 minimum. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and

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your enrollment in the program will end. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program. Withdrawals under this program are treated as ordinary withdrawals under the contract.

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. The Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you’re age 70½ or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges, however the withdrawals are otherwise treated as ordinary withdrawals under the contract, and are subject to Credit Plus recapture.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund or QRO to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The minimum transfer to each Investment Option is $100. We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Touchstone VST Money Market Fund or QRO to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don’t have enough Account Value in the STO to transfer to each

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Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. Fixed Accounts are not included in the Customized Asset Rebalancing Program. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity.

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If you would like to receive a copy of the Statement of Additional Information, please write:

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN: Request for SAI of Separate Account I

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Appendix A

Financial Information for Separate Account I (Pinnacle Plus National Integrity)

For certain Variable Account Options we currently offer, the table below shows the following data for Pinnacle Plus contracts with a mortality and expense risk charge of 1.67% in Contract Years 1-9:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2007	2006	2005	2004	2003	Inception

DWS Small Cap Index VIP Fund, Class B (857)
Unit value at beginning of period	$15.73	$13.65	$13.35	$11.56	$10.00	$10.00
Unit value at end of period	$15.13	$15.73	$13.65	$13.35	$11.56
Number of units outstanding at end of period	35,310	33,521	34,664	29,202	2,730

Fidelity VIP Asset Manager, Service Class 2 (801)
Unit value at beginning of period	$11.64	$11.04	$10.82	$10.46	$10.00	$10.00
Unit value at end of period	$13.18	$11.64	$11.04	$10.82	$10.46
Number of units outstanding at end of period	13,977	9,061	7,048	4,971	4,296

Fidelity VIP Balanced, Service Class 2 (803)
Unit value at beginning of period	$12.25	$11.17	$10.77	$10.41	$10.00	$10.00
Unit value at end of period	$13.10	$12.25	$11.17	$10.77	$10.41
Number of units outstanding at end of period	43,340	29,456	22,857	11,554	1,046

Fidelity VIP Contrafund, Service Class 2 (804)
Unit value at beginning of period	$16.04	$14.64	$12.76	$11.27	$10.0	$10.00
Unit value at end of period	$18.50	$16.04	$14.64	$12.76	$11.27
Number of units outstanding at end of period	233,507	169,168	125,903	62,616	3,272

Fidelity VIP Disciplined Small Cap, Service Class 2 (864)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$8.99
Number of units outstanding at end of period	5,408					4-27-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (861)
Unit value at beginning of period	$14.13	$12.62	$10.64	—	—	$10.00
Unit value at end of period	$14.82	$14.13	$12.62	$10.64
Number of units outstanding at end of period	16,039	12,120	5,746	—

PPN - 44

	2007	2006	2005	2004	2003	Inception

Fidelity VIP Equity-Income, Service Class 2 (805)
Unit value at beginning of period	$15.21	$12.90	$12.43	$11.36	$10.00	$10.00
Unit value at end of period	$15.15	$15.21	$12.90	$12.43	$11.36
Number of units outstanding at end of period	151,108	128,058	104,676	70,650	11,698

Fidelity VIP Freedom 2010, Service Class 2 (1870)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.21
Number of units outstanding at end of period	0					4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1871)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.22
Number of units outstanding at end of period	0					4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1872)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.23
Number of units outstanding at end of period	1,928					4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1873)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.24
Number of units outstanding at end of period	0					4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1874)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.25
Number of units outstanding at end of period	197					4-30-07

Fidelity VIP Growth, Service Class 2 (808)
Unit value at beginning of period	$12.15	$11.59	$11.17	$11.02	$10.00	$10.00
Unit value at end of period	$15.13	$12.15	$11.59	$11.17	$11.02
Number of units outstanding at end of period	39,098	25,488	18,294	17,467	149

Fidelity VIP Growth & Income, Service Class 2 (806)
Unit value at beginning of period	$12.86	$11.59	$10.97	$10.58	$10.00	$10.00
Unit value at end of period	$14.15	$12.86	$11.59	$10.97	$10.58
Number of units outstanding at end of period	24,794	11,446	12,516	8,885	4,801

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	2007	2006	2005	2004	2003	Inception

Fidelity VIP Growth Opportunities, Service Class 2 (807)
Unit value at beginning of period	$12.77	$12.36	$11.56	$11.00	$10.00	$10.00
Unit value at end of period	$15.44	$12.77	$12.36	$11.56	$11.00
Number of units outstanding at end of period	17,265	5,917	5,964	5,665	826

Fidelity VIP High Income, Service Class 2 (809)
Unit value at beginning of period	$12.62	$11.56	$11.49	$10.68	$10.00	$10.00
Unit value at end of period	$12.73	$12.62	$11.56	$11.49	$10.68
Number of units outstanding at end of period	22,419	22,227	22,815	18,119	2,920

Fidelity VIP Index 500, Service Class 2 (810)
Unit value at beginning of period	$14.00	$12.33	$11.99	$11.05	—	$10.00
Unit value at end of period	$14.48	$14.00	$12.33	$11.99	$11.05
Number of units outstanding at end of period	158,901	6,700	8,094	8,275	—

Fidelity VIP Investment Grade Bond, Service Class 2 (811)
Unit value at beginning of period	$10.52	$10.28	$10.26	$10.01	$10.00	$10.00
Unit value at end of period	$10.77	$10.52	$10.28	$10.26	$10.01
Number of units outstanding at end of period	42,054	29,612	27,717	8,779	5,198

Fidelity VIP Mid Cap, Service Class 2 (812)
Unit value at beginning of period	$19.18	$17.35	$14.95	$12.20	$10.00	$10.00
Unit value at end of period	$21.75	$19.18	$17.35	$14.95	$12.20
Number of units outstanding at end of period	114,941	89,492	81,504	45,856	4,059

Fidelity VIP Overseas, Service Class 2 (813)
Unit value at beginning of period	$18.50	$15.97	$13.68	$12.27	$10.00	$10.00
Unit value at end of period	$21.29	$18.50	$15.97	$13.68	$12.27
Number of units outstanding at end of period	55,742	31,644	10,648	5,913	532

Fidelity VIP Value Strategies, Service Class 2 (1884)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period						5-1-08

PPN - 46

	2007	2006	2005	2004	2003	Inception

FTVIPT Franklin Growth and Income Securities, Class 2 (849)
Unit value at beginning of period	$14.43	$12.57	$12.34	$11.35	$10.00	$10.00
Unit value at end of period	$13.66	$14.43	$12.57	$12.34	$11.35
Number of units outstanding at end of period	146,608	35,191	32,695	21,881	7,719

FTVIPT Franklin Income Securities, Class 2 (850)
Unit value at beginning of period	$14.55	$12.51	$12.52	$11.19	$10.00	$10.00
Unit value at end of period	$14.84	$14.55	$12.51	$12.52	$11.19
Number of units outstanding at end of period	184,768	143,895	132,089	82,436	28,179

FTVIPT Franklin Large Cap Growth Securities, Class 2 (851)
Unit value at beginning of period	$12.52	$11.48	$11.55	$10.89	$10.00	$10.00
Unit value at end of period	$13.08	$12.52	$11.48	$11.55	$10.89
Number of units outstanding at end of period	35,040	26,842	26,591	28,853	—

FTVIPT Franklin Small Cap Value Securities, Class 2 (1875)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$8.86
Number of units outstanding at end of period	1,629					4-30-07

FTVIPT Mutual Share Securities, Class 2 (852)
Unit value at beginning of period	$15.63	$13.42	$12.35	$11.15	$10.00	$10.00
Unit value at end of period	$15.90	$15.63	$13.42	$12.35	$11.15
Number of units outstanding at end of period	127,724	92,561	64,638	30,391	7,695

FTVIPT Templeton Foreign Securities, Class 2 (853)
Unit value at beginning of period	$17.73	$14.84	$13.70	$11.76	$10.00	$10.00
Unit value at end of period	$20.12	$17.73	$14.84	$13.70	$11.76
Number of units outstanding at end of period	51,291	33,020	23,665	17,310	2,729

FTVIPT Templeton Growth Securities, Class 2 (854)
Unit value at beginning of period	$16.88	$14.10	$13.17	$11.54	$10.00	$10.00
Unit value at end of period	$16.99	$16.88	$14.10	$13.17	$11.54
Number of units outstanding at end of period	62,151	62,061	42,475	7,946	—

PPN - 47

	2007	2006	2005	2004	2003	Inception

PIMCO VIT All Asset Portfolio, Advisor Class (1876)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT CommodityRealReturnTM Strategy Portfolio, Advisor Class (1877)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT Low Duration Portfolio, Advisor Class (1878)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT Real Return, Advisor Class (1879)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PIMCO VIT Total Return, Advisor Class (1880)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

Rydex VT Absolute Return Strategies Fund (1881)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

Rydex VT Hedged Equity Fund (1882)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

Rydex VT Sector Rotation Fund (1883)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period						5-1-08

PPN - 48

	2007	2006	2005	2004	2003	Inception

Touchstone VST Baron Small Cap Growth (822)
Unit value at beginning of period	$17.08	$14.69	$13.87	$11.04	$10.00	$10.00
Unit value at end of period	$17.26	$17.08	$14.69	$13.87	$11.04
Number of units outstanding at end of period	40,916	37,635	33,721	17,838	2,110

Touchstone VST Core Bond (823)
Unit value at beginning of period	$10.37	$10.13	$10.13	$9.98	$10.00	$10.00
Unit value at end of period	$10.75	$10.37	$10.13	$10.13	$9.98
Number of units outstanding at end of period	21,371	21,259	19,834	12,346	1,787

Touchstone VST High Yield (827)
Unit value at beginning of period	$12.25	$11.55	$11.37	$10.55	$10.00	$10.00
Unit value at end of period	$12.26	$12.25	$11.55	$11.37	$10.55
Number of units outstanding at end of period	70,411	73,540	64,141	28,283	2,376

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (825)
Unit value at beginning of period	$13.67	$10.98	$11.52	$11.14	$10.00	$10.00
Unit value at end of period	$14.15	$13.67	$10.98	$11.52	$11.14
Number of units outstanding at end of period	8,473	5,504	4,532	3,357	—

Touchstone VST Mid Cap Growth (824)
Unit value at beginning of period	$16.51	$14.45	$12.75	$11.57	$10.00	$10.00
Unit value at end of period	$18.57	$16.51	$14.45	$12.75	$11.57
Number of units outstanding at end of period	60,226	36,339	30,290	18,675	4,112

Touchstone VST Money Market, Service Class (829)
Unit value at beginning of period	$10.30	$10.01	$9.89	$9.95	$10.00	$10.00
Unit value at end of period	$10.62	$10.30	$10.01	$9.89	$9.95
Number of units outstanding at end of period	281,382	156,468	90,475	64,272	21,002

Touchstone VST Third Avenue Value Fund (830)
Unit value at beginning of period	$19.50	$17.11	$14.82	$11.97	$10.00	$10.00
Unit value at end of period	$18.83	$19.50	$17.11	$14.82	$11.97
Number of units outstanding at end of period	176,001	130,199	115,280	50,461	1,479

Touchstone VST Aggressive ETF, Service Class (1868)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.82
Number of units outstanding at end of period	10,258					4-28-07

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	2007	2006	2005	2004	2003	Inception

Touchstone VST Conservative ETF, Service Class (1866)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.07
Number of units outstanding at end of period	24,981					4-28-07

Touchstone VST Enhanced ETF, Service Class (1869)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.63
Number of units outstanding at end of period	43,964					4-28-07

Touchstone VST Moderate ETF, Service Class (1867)
Unit value at beginning of period	$10.00	—	—	—	—	$10.00
Unit value at end of period	$9.91
Number of units outstanding at end of period	198,433					4-28-07

Van Kampen LIT Comstock, Class II (844)
Unit value at beginning of period	$15.22	$13.34	$13.03	$11.29	$10.00	$10.00
Unit value at end of period	$14.62	$15.22	$13.34	$13.03	$11.29
Number of units outstanding at end of period	21,469	22,466	21,401	14,544	8,901

Van Kampen LIT Capital Growth, Class II (845) (formerly LIT Strategic Growth)
Unit value at beginning of period	$11.87	$11.77	$11.12	$10.59	$10.00	$10.00
Unit value at end of period	$13.62	$11.87	$11.77	$11.12	$10.59
Number of units outstanding at end of period	22,749	7,308	6,513	6,247	2,054

Van Kampen UIF Emerging Markets Debt, Class II (846)
Unit value at beginning of period	$14.23	$13.06	$11.84	$10.94	$10.00	$10.00
Unit value at end of period	$14.88	$14.23	$13.06	$11.84	$10.94
Number of units outstanding at end of period	21,933	22,068	22,243	5,325	1,781

PPN - 50

	2007	2006	2005	2004	2003	Inception

Van Kampen UIF Emerging Markets Equity, Class II (847)
Unit value at beginning of period	$27.03	$20.04	$15.24	$12.60	$10.00	$10.00
Unit value at end of period	$37.33	$27.03	$20.04	$15.24	$12.60
Number of units outstanding at end of period	35,028	24,289	18,926	2,862	74

Van Kampen UIF U.S. Mid Cap Value, Class II (1885)
Unit value at beginning of period	—	—	—	—	—	$10.00
Unit value at end of period
Number of units outstanding at end of period						5-1-08

Van Kampen UIF U.S. Real Estate, Class II (848)
Unit value at beginning of period	$23.95	$17.69	$15.41	$11.52	$10.00	$10.00
Unit value at end of period	$19.48	$23.95	$17.69	$15.41	$11.52
Number of units outstanding at end of period	43,969	44,913	43,835	20,617	6,392

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2008

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the variable annuity prospectus dated May 1, 2008.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924. National Integrity is authorized to sell life insurance and annuities in 8 states and the District of Columbia. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The

Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $27,487,812 in 2007, $28,232,921 in 2006, and $25,314,492 in 2005. Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. In addition to the commissions described in the prospectus, we offer up to a 1.00% annual trail commission paid quarterly to certain producers who qualify for a program called “Dynasty Trail.”  Currently, registered representatives who have at least $6,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to annuities sold for National Integrity, and its parent company, Integrity, during the last calendar year.

Affiliated Financial Services	American Portfolios Financial	Cadaret, Grant & Co., Inc.
Cadaret Grant Agency	Debany Financial	Destination Partners
Essential Group Services	Girard Securities	Income Protection Agency
Investacorp, Inc.	Linsco Private Ledger	First Montauk Securities, Inc.
Securities America, Inc.	Southwest Insurance Agency	Stifel, Nicolaus and Company
Vanderbilt Securities, LLC

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

2

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, and the annual administration charge. Withdrawal charges are not reflected.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the participant reaches age 70 ½. Distribution from certain TSA plans can be deferred until age 75. Additional distribution rules apply after the participant’s death. If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed. There are no mandatory distributions from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2007, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000. You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company

Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2007

Report of Independent Registered Public Accounting Firm

The Contract Holders

Separate Account I of National Integrity Life Insurance Company

and

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in the statements of assets and liabilities, as of December 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2007, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2007, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 7, 2008

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2007

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$565,075	$—	$565,075	$12.45	45,396
Touchstone Aggressive ETF (GrandMaster flex3™)	671,925	—	671,925	12.23	54,924
Touchstone Aggressive ETF (Grandmaster™)	36,002	1	36,003	12.31	2,924
Touchstone Aggressive ETF (IQ Annuity™)	460,550	(1)	460,549	12.27	37,527
Touchstone Aggressive ETF (Pinnacle Plus™)	727,962	—	727,962	12.19	59,731
Touchstone Balanced (AnnuiChoice™)	131,308	(1)	131,307	14.44	9,096
Touchstone Balanced (GrandMaster flex3™)	370,174	—	370,174	14.54	25,454
Touchstone Balanced (Grandmaster™)	145	1	146	12.96	11
Touchstone Balanced (IQ Annuity™)	227,104	1	227,105	13.71	16,567
Touchstone Balanced (Pinnacle Plus™)	487,452	—	487,452	14.00	34,824
Touchstone Baron Small Cap (AnnuiChoice™)	309,489	—	309,489	18.44	16,786
Touchstone Baron Small Cap (AnnuiChoice II™)	13,011	—	13,011	11.47	1,134
Touchstone Baron Small Cap (GrandMaster flex3™)	761,183	—	761,183	17.07	44,595
Touchstone Baron Small Cap (Grandmaster™)	337,594	—	337,594	14.81	22,798
Touchstone Baron Small Cap (IQ Annuity™)	1,311,888	—	1,311,888	17.52	74,864
Touchstone Baron Small Cap (Pinnacle Plus™)	706,246	—	706,246	17.26	40,916
Touchstone Conservative ETF (AnnuiChoice™)	10,595	—	10,595	11.65	909
Touchstone Conservative ETF (GrandMaster flex3™)	1,200,631	—	1,200,631	11.45	104,820
Touchstone Conservative ETF (Grandmaster™)	165,652	—	165,652	11.53	14,371
Touchstone Conservative ETF (IQ Annuity™)	2,072,391	1	2,072,392	11.49	180,359
Touchstone Conservative ETF (Pinnacle Plus™)	676,004	—	676,004	11.41	59,242
Touchstone Core Bond (AnnuiChoice™)	241,518	1	241,519	12.24	19,731
Touchstone Core Bond (AnnuiChoice II™)	59,962	—	59,962	10.59	5,663
Touchstone Core Bond (GrandMaster flex3™)	559,825	—	559,825	11.50	48,701
Touchstone Core Bond (Grandmaster™)	52,228	1	52,229	11.01	4,744
Touchstone Core Bond (IQ Annuity™)	328,331	—	328,331	11.89	27,625
Touchstone Core Bond (Pinnacle Plus™)	229,724	1	229,725	10.75	21,371
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	181,535	—	181,535	11.80	15,385
Touchstone Eagle Capital Appreciation (GrandMaster™)	40,767	—	40,767	12.92	3,155
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	182,914	—	182,914	14.03	13,040
Touchstone Eagle Capital Appreciation (IQ Annuity™)	376,527	—	376,527	11.80	31,919
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	218,462	1	218,463	14.02	15,577
Touchstone Enhanced ETF (AnnuiChoice™)	1,987,906	1	1,987,907	12.97	153,272
Touchstone Enhanced ETF (GrandMaster flex3™)	1,992,737	(1)	1,992,736	12.75	156,332
Touchstone Enhanced ETF (Grandmaster™)	2,309,358	(1)	2,309,357	12.83	180,031
Touchstone Enhanced ETF (IQ Annuity™)	1,155,970	(1)	1,155,969	12.79	90,401
Touchstone Enhanced ETF (Pinnacle Plus™)	866,675	—	866,675	12.70	68,250
Touchstone Growth & Income (AnnuiChoice™)	38,655	—	38,655	13.93	2,775
Touchstone Growth & Income (GrandMaster flex3™)	15,439	—	15,439	13.77	1,121
Touchstone Growth & Income (IQ Annuity™)	53,872	—	53,872	14.02	3,843
Touchstone Growth & Income (Pinnacle Plus™)	107,701	—	107,701	14.11	7,632
Touchstone High Yield (AnnuiChoice™)	403,195	2	403,197	14.84	27,176
Touchstone High Yield (GrandMaster flex3™)	406,507	—	406,507	14.11	28,814
Touchstone High Yield (Grandmaster™)	139,020	—	139,020	11.62	11,964
Touchstone High Yield (IQ Annuity™)	306,598	—	306,598	14.73	20,818
Touchstone High Yield (Pinnacle Plus™)	863,218	—	863,218	12.26	70,411
Touchstone Large Cap Core Equity (AnnuiChoice II™)	323,090	—	323,090	11.42	28,300
Touchstone Large Cap Core Equity (GrandMaster flex3™)	43,651	1	43,652	13.76	3,173
Touchstone Large Cap Core Equity (Grandmaster™)	7,097	—	7,097	13.14	540
Touchstone Large Cap Core Equity (IQ Annuity™)	110,104	—	110,104	13.01	8,462
Touchstone Large Cap Core Equity (Pinnacle Plus™)	119,916	(1)	119,915	14.15	8,473
Touchstone Mid Cap Growth (AnnuiChoice™)	327,529	(1)	327,528	19.42	16,862
Touchstone Mid Cap Growth (AnnuiChoice II™)	44,950	—	44,950	12.24	3,671
Touchstone Mid Cap Growth (GrandMaster flex3™)	536,596	1	536,597	19.02	28,206
Touchstone Mid Cap Growth (Grandmaster™)	239,735	—	239,735	15.81	15,164
Touchstone Mid Cap Growth (IQ Annuity™)	592,505	2	592,507	20.22	29,298
Touchstone Mid Cap Growth (Pinnacle Plus™)	1,118,600	—	1,118,600	18.57	60,226
Touchstone Moderate ETF (AnnuiChoice™)	254,163	—	254,163	12.08	21,041
Touchstone Moderate ETF (GrandMaster flex3™)	1,958,584	—	1,958,584	11.87	164,978
Touchstone Moderate ETF (Grandmaster™)	342,345	(1)	342,344	11.95	28,655
Touchstone Moderate ETF (IQ Annuity™)	2,905,415	—	2,905,415	11.91	243,963
Touchstone Moderate ETF (Pinnacle Plus™)	1,040,064	(1)	1,040,063	11.83	87,941

See accompanying notes.

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Money Market (AnnuiChoice™)	$181,515	$(1)	$181,514	$11.21	16,199
Touchstone Money Market (Grandmaster™)	5,817,179	(3)	5,817,176	10.90	533,926
Touchstone Money Market (IQ Annuity™)	3,131	(1)	3,130	10.94	286
Touchstone Third Avenue Value (AnnuiChoice™)	2,339,547	—	2,339,547	18.15	128,870
Touchstone Third Avenue Value (GrandMaster flex3™)	2,761,637	2	2,761,639	17.86	154,618
Touchstone Third Avenue Value (Grandmaster™)	4,046,730	—	4,046,730	15.60	259,418
Touchstone Third Avenue Value (IQ Annuity™)	3,737,015	—	3,737,015	17.51	213,472
Touchstone Third Avenue Value (Pinnacle Plus™)	3,313,729	1	3,313,730	18.83	176,001
Touchstone Third Avenue Value (AnnuiChoice II™)	716,668	(1)	716,667	10.63	67,427
Touchstone Value Plus (AnnuiChoice™)	125,938	—	125,938	11.55	10,901
Touchstone Value Plus (AnnuiChoice II™)	3,251	—	3,251	10.52	309
Touchstone Value Plus (GrandMaster flex3™)	125,056	—	125,056	12.85	9,734
Touchstone Value Plus (Grandmaster™)	45,372	(1)	45,371	12.29	3,692
Touchstone Value Plus (IQ Annuity™)	212,502	1	212,503	11.37	18,695
Touchstone Value Plus (Pinnacle Plus™)	294,512	—	294,512	13.44	21,916
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	328,236	1	328,237	17.98	18,251
JP Morgan Mid Cap Value (GrandMaster flex3™)	194,021	—	194,021	17.79	10,906
JP Morgan Mid Cap Value (Grandmaster™)	88,974	—	88,974	14.43	6,166
JP Morgan Mid Cap Value (IQ3™)	85,377	(1)	85,376	17.54	4,868
JP Morgan Mid Cap Value (Pinnacle Plus™)	1,031,289	2	1,031,291	16.54	62,342
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	21,673,366	1	21,673,367	61.23	353,980
Fidelity VIP Growth (Grandmaster™)	11,060,121	1	11,060,122	74.52	148,425
Fidelity VIP High Income (Grandmaster™)	4,352,059	1	4,352,060	17.73	245,508
Fidelity VIP II Asset Manager (Grandmaster™)	7,271,598	1	7,271,599	38.40	189,385
Fidelity VIP II Contrafund (Grandmaster™)	24,249,701	1	24,249,702	46.54	521,093
Fidelity VIP II Index 500 (Grandmaster™)	7,354,014	(1)	7,354,013	34.65	212,249
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	596,165	—	596,165	10.19	58,521
Fidelity VIP II Investment Grade Bond (Grandmaster™)	2,631,571	(1)	2,631,570	27.11	97,071
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	333,355	—	333,355	10.15	32,847
Fidelity VIP II Investment Grade Bond (IQ3™)	163,948	—	163,948	10.16	16,144
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	383,348	—	383,348	10.14	37,805
Fidelity VIP III Balanced (Grandmaster™)	2,189,844	—	2,189,844	16.77	130,592
Fidelity VIP III Growth & Income (Grandmaster™)	3,206,034	—	3,206,034	19.74	162,377
Fidelity VIP III Growth Opportunities (Grandmaster™)	1,162,984	—	1,162,984	14.85	78,304
Fidelity VIP Overseas (AnnuiChoice™)	372,938	—	372,938	10.62	35,125
Fidelity VIP Overseas (AnnuiChoice II™)	55,223	—	55,223	10.61	5,207
Fidelity VIP Overseas (Grandmaster™)	4,597,511	2	4,597,513	41.58	110,576
Fidelity VIP Overseas (GrandmasterFlex3™)	351,449	—	351,449	10.58	33,227
Fidelity VIP Overseas (IQ3™)	196,148	—	196,148	10.58	18,532
Fidelity VIP Overseas (Pinnacle Plus™)	786,630	—	786,630	10.57	74,433
Affilated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	83,024	—	83,024	11.33	7,330
Touchstone Aggressive ETF (AnnuiChoice II™)	641,600	1	641,601	11.11	57,775
Touchstone Aggressive ETF (GrandmasterFlex3™)	69,337	—	69,337	9.82	7,058
Touchstone Aggressive ETF (Pinnacle Plus™)	100,691	—	100,691	9.82	10,258
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)	309,051	—	309,051	11.02	28,056
Touchstone Conservative ETF (AnnuiChoice II™)	42,701	—	42,701	10.88	3,926
Touchstone Conservative ETF (GrandmasterFlex3™)	701,747	—	701,747	10.08	69,648
Touchstone Conservative ETF (Pinnacle Plus™)	251,488	—	251,488	10.07	24,981
Touchstone Enhanced ETF (AnnuiChoice™)	282,008	(1)	282,007	11.34	24,857
Touchstone Enhanced ETF (AnnuiChoice II™)	189,433	—	189,433	11.13	17,024
Touchstone Enhanced ETF (GrandmasterFlex3™)	261,454	—	261,454	9.64	27,125
Touchstone Enhanced ETF (Pinnacle Plus™)	423,407	—	423,407	9.63	43,964
Touchstone Moderate ETF (AnnuiChoice™)	462,695	(1)	462,694	11.17	41,438
Touchstone Moderate ETF (AnnuiChoice II™)	468,526	—	468,526	10.97	42,706
Touchstone Moderate ETF (GrandmasterFlex3™)	421,972	—	421,972	9.92	42,524
Touchstone Moderate ETF (Pinnacle Plus™)	1,967,452	—	1,967,452	9.91	198,433
Touchstone Money Market (AnnuiChoice™)	1,260,870	(2)	1,260,868	10.95	115,167
Touchstone Money Market (AnnuiChoice II™)	23,867	—	23,867	10.50	2,273
Touchstone Money Market (GrandMaster flex3™)	3,176,996	(1)	3,176,995	10.68	297,490
Touchstone Money Market (IQ Annuity™)	8,166,341	(3)	8,166,338	10.73	761,236
Touchstone Money Market (Pinnacle Plus™)	2,988,533	(1)	2,988,532	10.62	281,382

See accompanying notes.

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	$3,911,721	$—	$3,911,721	$35.84	109,138
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager (AnnuiChoice™)	270,450	1	270,451	13.80	19,603
Fidelity VIP Asset Manager (AnnuiChoice II™)	7,377	—	7,377	11.90	620
Fidelity VIP Asset Manager (GrandMaster flex3™)	111,587	—	111,587	12.65	8,818
Fidelity VIP Asset Manager (IQ3™)	534,884	—	534,884	12.99	41,162
Fidelity VIP Asset Manager (Pinnacle Plus™)	184,167	—	184,167	13.18	13,977
Fidelity VIP Balanced (AnnuiChoice™)	335,218	(1)	335,217	13.74	24,404
Fidelity VIP Balanced (AnnuiChoice II™)	8,089	—	8,089	11.37	712
Fidelity VIP Balanced (GrandMaster™)	536,658	—	536,658	12.90	41,613
Fidelity VIP Balanced (GrandMaster flex3™)	571,494	(1)	571,493	14.11	40,508
Fidelity VIP Balanced (IQ3™)	469,624	1	469,625	12.55	37,431
Fidelity VIP Balanced (Pinnacle Plus™)	567,550	(1)	567,549	13.10	43,340
Fidelity VIP Contrafund (AnnuiChoice™)	3,027,734	1	3,027,735	19.10	158,506
Fidelity VIP Contrafund (GrandMaster flex3™)	2,700,460	—	2,700,460	18.48	146,150
Fidelity VIP Contrafund (IQ3™)	2,961,305	1	2,961,306	16.74	176,866
Fidelity VIP Contrafund (Pinnacle Plus™)	4,319,298	1	4,319,299	18.50	233,507
Fidelity VIP Contrafund (AnnuiChoice II™)	864,593	—	864,593	12.43	69,553
Fidelity VIP Contrafund Standard (IQ Advisor™)	7,070	—	7,070	16.87	419
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	66,875	—	66,875	9.03	7,407
Fidelity VIP Disclipined Small Cap (IQ™)	69,341	(1)	69,340	9.00	7,704
Fidelity VIP Disclipined Small Cap (Grandmaster™)	22,435	1	22,436	9.01	2,491
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	48,137	—	48,137	8.99	5,352
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	48,601	—	48,601	8.99	5,408
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	93,741	(1)	93,740	16.22	5,779
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	43,648	—	43,648	14.89	2,931
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	1,750,840	1	1,750,841	15.00	116,714
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	92,132	(1)	92,131	19.52	4,719
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	237,748	1	237,749	14.82	16,039
Fidelity VIP Equity-Income (AnnuiChoice™)	955,844	1	955,845	14.33	66,685
Fidelity VIP Equity-Income (AnnuiChoice II™)	143,124	—	143,124	11.00	13,014
Fidelity VIP Equity-Income (GrandMaster flex3™)	448,528	(1)	448,527	14.77	30,364
Fidelity VIP Equity-Income (IQ3™)	986,524	1	986,525	13.19	74,806
Fidelity VIP Equity-Income (Pinnacle Plus™)	2,289,241	1	2,289,242	15.15	151,108
Fidelity VIP Freedom 2010 (Grandmaster™)	87,361	—	87,361	10.23	8,536
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	35,876	—	35,876	10.22	3,510
Fidelity VIP Freedom 2010 (IQ3™)	25,896	—	25,896	10.23	2,532
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	12,867	—	12,867	10.26	1,254
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	1,549	—	1,549	10.23	151
Fidelity VIP Freedom 2015 (IQ3™)	326,040	—	326,040	10.24	31,842
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	33,589	—	33,589	10.27	3,270
Fidelity VIP Freedom 2020 (IQ3™)	39,672	—	39,672	10.25	3,870
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	19,734	—	19,734	10.23	1,928
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	2,014	—	2,014	10.25	197
Fidelity VIP Growth & Income (AnnuiChoice™)	209,441	1	209,442	14.13	14,827
Fidelity VIP Growth & Income (AnnuiChoice II™)	4,297	—	4,297	11.88	362
Fidelity VIP Growth & Income (GrandMaster flex3™)	228,655	—	228,655	15.07	15,173
Fidelity VIP Growth & Income (IQ3™)	121,997	1	121,998	12.26	9,953
Fidelity VIP Growth & Income (Pinnacle Plus™)	350,737	—	350,737	14.15	24,794
Fidelity VIP Growth (AnnuiChoice™)	309,588	—	309,588	12.78	24,217
Fidelity VIP Growth (AnnuiChoice II™)	64,087	(1)	64,086	13.20	4,854
Fidelity VIP Growth (GrandMaster™)	737,084	—	737,084	11.71	62,943
Fidelity VIP Growth (GrandMaster flex3™)	290,576	1	290,577	14.90	19,501
Fidelity VIP Growth (IQ3™)	500,927	(3)	500,924	9.81	51,061
Fidelity VIP Growth (Pinnacle Plus™)	591,527	—	591,527	15.13	39,098
Fidelity VIP Growth Opportunities (AnnuiChoice™)	41,295	—	41,295	14.32	2,884
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	128,789	(1)	128,788	15.60	8,258
Fidelity VIP Growth Opportunities (IQ3™)	165,573	—	165,573	12.81	12,929
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	266,506	—	266,506	15.44	17,265
Fidelity VIP High Income (AnnuiChoice™)	333,292	(2)	333,290	15.07	22,120
Fidelity VIP High Income (AnnuiChoice II™)	12,238	—	12,238	10.64	1,150
Fidelity VIP High Income (GrandMaster flex3™)	541,185	1	541,186	13.74	39,394
Fidelity VIP High Income (IQ3™)	1,014,687	2	1,014,689	12.27	82,663
Fidelity VIP High Income (Pinnacle Plus™)	285,298	—	285,298	12.73	22,419
Fidelity VIP II Index 500 (AnnuiChoice™)	1,569,490	2	1,569,492	12.42	126,364

See accompanying notes.

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (AnnuiChoice II™)	$92,530	$(2)	$92,528	$9.86	9,383
Fidelity VIP II Index 500 (Grandmaster™)	2,788,433	1	2,788,434	9.85	283,160
Fidelity VIP II Index 500 (GrandmasterFlex3™)	980,458	—	980,458	9.83	99,701
Fidelity VIP Index 500 (IQ3™)	887,889	(1)	887,888	11.06	80,256
Fidelity VIP Index 500 (Pinnacle Plus™)	2,300,419	1	2,300,420	14.48	158,901
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	881,484	—	881,484	12.83	68,699
Fidelity VIP Investment Grade Bond (GrandMaster ™)	347,894	—	347,894	10.14	34,301
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	419,024	(1)	419,023	10.87	38,550
Fidelity VIP Investment Grade Bond (IQ3™)	1,070,819	—	1,070,819	12.68	84,445
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	452,888	—	452,888	10.77	42,054
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	277,895	—	277,895	10.45	26,596
Fidelity VIP Mid Cap (AnnuiChoice™)	1,047,763	—	1,047,763	23.17	45,228
Fidelity VIP Mid Cap (GrandMaster flex3™)	1,924,140	—	1,924,140	21.75	88,459
Fidelity VIP Mid Cap (IQ Annuity™)	1,833,988	—	1,833,988	21.85	83,944
Fidelity VIP Mid Cap (Pinnacle Plus™)	2,499,758	—	2,499,758	21.75	114,941
Fidelity VIP Mid Cap (AnnuiChoice II™)	65,112	—	65,112	11.96	5,443
Fidelity VIP Mid Cap (Grandmaster™)	1,282,052	(1)	1,282,051	17.99	71,275
Fidelity VIP Overseas (AnnuiChoice™)	862,483	—	862,483	18.98	45,432
Fidelity VIP Overseas (GrandMaster™)	2,607,404	—	2,607,404	10.57	246,606
Fidelity VIP Overseas (GrandMaster flex3™)	814,108	—	814,108	17.27	47,138
Fidelity VIP Overseas (IQ3™)	910,193	—	910,193	14.85	61,294
Fidelity VIP Overseas (Pinnacle Plus™)	1,186,818	—	1,186,818	21.29	55,742
Fidelity VIP Overseas (AnnuiChoice II™)	76,198	—	76,198	12.63	6,032
Non-Affiliated Class 1 :
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	241,376	—	241,376	18.12	13,321
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	57,881	—	57,881	18.25	3,171
Van Kampen UIF Emerging Markets Debt (IQ3™)	42,257	1	42,258	17.71	2,386
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	235,520	—	235,520	21.86	10,775
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	403,426	—	403,426	21.10	19,119
Van Kampen UIF U.S. Real Estate (IQ3™)	165,366	—	165,366	21.20	7,799
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	64,920	—	64,920	9.30	6,978
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	529,230	—	529,230	21.88	24,185
Franklin Growth and Income Securities (AnnuiChoice™)	827,548	—	827,548	14.74	56,149
Franklin Growth and Income Securities (AnnuiChoice II™)	37,833	—	37,833	10.33	3,664
Franklin Growth and Income Securities (GrandMaster flex3™)	538,444	—	538,444	14.34	37,561
Franklin Growth and Income Securities (Grandmaster™)	1,644,664	(2)	1,644,662	14.48	113,576
Franklin Growth and Income Securities (IQ Annuity™)	1,621,940	1	1,621,941	14.41	112,575
Franklin Growth and Income Securities (Pinnacle Plus™)	2,002,495	(1)	2,002,494	13.66	146,608
Franklin Income Securities (AnnuiChoice™)	595,350	—	595,350	17.27	34,482
Franklin Income Securities (AnnuiChoice II™)	132,585	—	132,585	10.91	12,147
Franklin Income Securities (GrandMaster flex3™)	3,320,917	—	3,320,917	16.79	197,753
Franklin Income Securities (Grandmaster™)	3,455,353	—	3,455,353	16.96	203,691
Franklin Income Securities (IQ Annuity™)	2,193,917	2	2,193,919	16.88	129,986
Franklin Income Securities (Pinnacle Plus™)	2,742,662	—	2,742,662	14.84	184,768
Franklin Large Cap Growth Securities (AnnuiChoice™)	61,023	—	61,023	14.82	4,119
Franklin Large Cap Growth Securities (GrandMaster flex3™)	289,609	—	289,609	14.41	20,097
Franklin Large Cap Growth Securities (Grandmaster™)	276,939	—	276,939	14.56	19,025
Franklin Large Cap Growth Securities (IQ Annuity™)	425,760	—	425,760	14.48	29,396
Franklin Large Cap Growth Securities (Pinnacle Plus™)	458,289	(1)	458,288	13.08	35,040
Franklin Large Cap Growth Securities (AnnuiChoice II™)	99,473	—	99,473	11.36	8,759
Franklin Mutual Shares Securities (AnnuiChoice™)	1,141,622	—	1,141,622	17.88	63,866
Franklin Mutual Shares Securities (AnnuiChoice II™)	257,086	—	257,086	11.05	23,270
Franklin Mutual Shares Securities (GrandMaster flex3™)	2,145,754	—	2,145,754	17.39	123,416
Franklin Mutual Shares Securities (IQ Annuity™)	904,482	—	904,482	17.47	51,761
Franklin Mutual Shares Securities (Pinnacle Plus™)	2,030,841	—	2,030,841	15.90	127,724
Franklin Mutual Shares Securities Standard (IQ Advisor™)	13,496	—	13,496	14.75	915
Franklin Mutual Shares Securities(Grandmaster™)	3,165,924	—	3,165,924	17.56	180,262
Franklin Small Cap Value Securities (AnnuiChoice™)	965	—	965	8.90	108
Franklin Small Cap Value Securities (GrandmasterFlex3™)	54,799	—	54,799	8.87	6,178
Franklin Small Cap Value Securities (IQ3 ™)	10,351	—	10,351	8.88	1,166
Franklin Small Cap Value Securities (Pinnacle Plus ™)	14,436	—	14,436	8.86	1,629
Templeton Foriegn Securities Fund (GrandMaster flex3™)	749,177	—	749,177	21.77	34,409
Templeton Foriegn Securities Fund (Grandmaster™)	292,191	(1)	292,190	21.99	13,285
Templeton Foriegn Securities Fund (Pinnacle Plus™)	1,032,202	—	1,032,202	20.12	51,291

See accompanying notes.

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice™)	$134,200	$(1)	$134,199	$22.38	5,995
Templeton Foreign Securities Fund (AnnuiChoice II™)	20,790	—	20,790	12.51	1,662
Templeton Growth Securities (AnnuiChoice™)	119,020	—	119,020	19.00	6,265
Templeton Growth Securities (AnnuiChoice II™)	38,971	—	38,971	11.15	3,495
Templeton Growth Securities (GrandMaster flex3™)	1,559,555	—	1,559,555	18.48	84,406
Templeton Growth Securities (Grandmaster™)	415,070	1	415,071	18.66	22,239
Templeton Growth Securities (IQ Annuity™)	885,216	—	885,216	18.57	47,669
Templeton Growth Securities (Pinnacle Plus™)	1,055,965	(1)	1,055,964	16.99	62,151
Templeton Growth Securities Standard (IQ Advisor™)	6,877	—	6,877	15.04	457
Van Kampen LIT Comstock (AnnuiChoice™)	110,966	—	110,966	16.51	6,722
Van Kampen LIT Comstock (GrandMaster flex3™)	276,071	—	276,071	16.06	17,194
Van Kampen LIT Comstock (Grandmaster™)	112,279	—	112,279	16.22	6,923
Van Kampen LIT Comstock (IQ Annuity™)	138,369	1	138,370	16.14	8,574
Van Kampen LIT Comstock (Pinnacle Plus™)	313,873	1	313,874	14.62	21,469
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	11,289	(3)	11,286	15.45	731
Van Kampen LIT Strategic Growth (AnnuiChoice™)	8,875	—	8,875	15.88	559
Van Kampen LIT Strategic Growth (Grandmaster™)	428	(2)	426	15.60	27
Van Kampen LIT Strategic Growth (IQ Annuity™)	1,387	—	1,387	15.53	89
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	309,772	—	309,772	13.62	22,749
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	10,017	—	10,017	10.20	982
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	23,296	(1)	23,295	17.13	1,360
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	199,253	—	199,253	10.16	19,610
Van Kampen UIF Emerging Markets Debt (IQ3™)	229,875	—	229,875	17.05	13,485
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	326,455	—	326,455	14.88	21,933
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	965,645	—	965,645	43.96	21,964
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	1,432,726	—	1,432,726	42.76	33,504
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	760,422	(1)	760,421	43.20	17,604
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	438,812	(1)	438,811	42.98	10,210
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	1,307,707	1	1,307,708	37.33	35,028
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	328,688	—	328,688	16.65	19,747
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)	5,558	—	5,558	7.72	720
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)	70,088	—	70,088	7.71	9,088
Van Kampen UIF U.S. Real Estate (Grandmaster™)	338,948	(1)	338,947	22.95	14,769
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	93,133	—	93,133	7.69	12,110
Van Kampen UIF U.S. Real Estate (IQ3™)	115,694	—	115,694	22.83	5,067
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	856,409	—	856,409	19.48	43,969
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	137,858	(1)	137,857	14.98	9,205
DWS Small Cap Index VIP (AnnuiChoice II™)	11,761	—	11,761	10.54	1,115
DWS Small Cap Index VIP (GrandMaster flex3™)	191,441	—	191,441	15.65	12,236
DWS Small Cap Index VIP (Grandmaster™)	17,028	—	17,028	13.25	1,285
DWS Small Cap Index VIP (IQ3™)	102,620	—	102,620	14.48	7,089
DWS Small Cap Index VIP (Pinnacle Plus™)	534,391	—	534,391	15.13	35,310

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2007

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$11,155	$6,875	$4,280	$35,504	$14,764	$85,184	$62,550	$(22,634)	$27,634	$31,914
Touchstone Aggressive ETF (GrandMaster flex3™)	13,258	11,059	2,199	11,854	17,567	72,344	63,518	(8,826)	20,595	22,794
Touchstone Aggressive ETF (Grandmaster™)	711	22,439	(21,728)	462,556	939	306,889	(1,620)	(308,509)	154,986	133,258
Touchstone Aggressive ETF (IQ Annuity™)	9,085	15,047	(5,962)	166,833	12,019	120,114	(6,512)	(126,626)	52,226	46,264
Touchstone Aggressive ETF (Pinnacle Plus™)	14,363	15,307	(944)	52,393	19,015	55,553	14,332	(41,221)	30,187	29,243
Touchstone Balanced (AnnuiChoice™)	7,147	1,343	5,804	1,590	5,601	2,738	(4,513)	(7,251)	(60)	5,744
Touchstone Balanced (GrandMaster flex3™)	20,122	6,336	13,786	4,964	15,763	6,396	(12,798)	(19,194)	1,533	15,319
Touchstone Balanced (Grandmaster™)	8	2	6	(2)	6	(1)	(10)	(9)	(5)	1
Touchstone Balanced (IQ Annuity™)	12,368	3,529	8,839	14,303	9,697	8,045	(12,473)	(20,518)	3,482	12,321
Touchstone Balanced (Pinnacle Plus™)	26,283	7,668	18,615	1,172	20,490	4,546	(20,071)	(24,617)	(2,955)	15,660
Touchstone Baron Small Cap (AnnuiChoice™)	—	3,706	(3,706)	38,082	40,232	89,866	23,955	(65,911)	12,403	8,697
Touchstone Baron Small Cap (AnnuiChoice II™)(April 09)*	—	113	(113)	4	1,690	—	(1,849)	(1,849)	(155)	(268)
Touchstone Baron Small Cap (GrandMaster flex3™)	—	11,025	(11,025)	58,134	98,717	85,012	(64,108)	(149,120)	7,731	(3,294)
Touchstone Baron Small Cap (Grandmaster™)	—	4,591	(4,591)	65,575	44,191	55,825	(37,428)	(93,253)	16,513	11,922
Touchstone Baron Small Cap (IQ Annuity™)	—	19,429	(19,429)	106,896	169,546	223,188	(23,338)	(246,526)	29,916	10,487
Touchstone Baron Small Cap (Pinnacle Plus™)	—	12,602	(12,602)	30,195	93,725	89,853	(15,827)	(105,680)	18,240	5,638
Touchstone Conservative ETF (AnnuiChoice™)	187	327	(140)	2,732	24	1,949	972	(977)	1,779	1,639
Touchstone Conservative ETF (GrandMaster flex3™)	21,254	19,804	1,450	34,337	2,715	92,391	105,257	12,866	49,918	51,368
Touchstone Conservative ETF (Grandmaster™)	2,932	2,176	756	499	375	11,363	16,340	4,977	5,851	6,607
Touchstone Conservative ETF (IQ Annuity™)	36,677	27,261	9,416	54,007	4,656	118,945	122,689	3,744	62,407	71,823
Touchstone Conservative ETF (Pinnacle Plus™)	11,967	13,046	(1,079)	27,748	1,526	51,814	51,909	95	29,369	28,290
Touchstone Core Bond (AnnuiChoice™)	10,478	2,716	7,762	4,320	—	(1,166)	(1,920)	(754)	3,566	11,328
Touchstone Core Bond (AnnuiChoice II™)(April 09)*	2,600	472	2,128	179	—	—	(390)	(390)	(211)	1,917
Touchstone Core Bond (GrandMaster flex3™)	24,272	8,533	15,739	566	—	63	3,567	3,504	4,070	19,809
Touchstone Core Bond (Grandmaster™)	2,264	745	1,519	4,282	—	(17)	(1,550)	(1,533)	2,749	4,268
Touchstone Core Bond (IQ Annuity™)	14,238	6,000	8,238	7,000	—	(1,027)	(2,476)	(1,449)	5,551	13,789
Touchstone Core Bond (Pinnacle Plus™)	9,961	3,854	6,107	338	—	(1,338)	428	1,766	2,104	8,211
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	1,188	1,336	(148)	750	—	915	(8,758)	(9,673)	(8,923)	(9,071)
Touchstone Eagle Capital Appreciation (GrandMaster™)(April 27)*	266	472	(206)	9	—	—	(2,011)	(2,011)	(2,002)	(2,208)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	1,195	2,348	(1,153)	6,450	—	7,378	(8,366)	(15,744)	(9,294)	(10,447)
Touchstone Eagle Capital Appreciation (IQ Annuity™)	2,488	5,811	(3,323)	42,859	—	41,956	(17,292)	(59,248)	(16,389)	(19,712)

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	$1,428	$3,099	$(1,671)	$13,413	$—	$13,253	$(9,396)	$(22,649)	$(9,236)	$(10,907)
Touchstone Enhanced ETF (AnnuiChoice™)	40,817	20,512	20,305	10,123	16,190	319,032	330,311	11,279	37,592	57,897
Touchstone Enhanced ETF (GrandMaster flex3™)	40,908	33,071	7,837	39,798	16,231	246,467	234,536	(11,931)	44,098	51,935
Touchstone Enhanced ETF (Grandmaster™)	47,387	42,452	4,935	259,479	18,792	413,215	241,300	(171,915)	106,356	111,291
Touchstone Enhanced ETF (IQ Annuity™)	23,618	19,489	4,129	141,003	9,310	186,203	59,090	(127,113)	23,200	27,329
Touchstone Enhanced ETF (Pinnacle Plus™)	17,848	17,960	(112)	54,000	7,110	70,337	28,077	(42,260)	18,850	18,738
Touchstone Growth & Income (AnnuiChoice™)	1,628	411	1,217	97	2,424	418	(2,214)	(2,632)	(111)	1,106
Touchstone Growth & Income (GrandMaster flex3™)	634	240	394	2	924	(120)	(1,061)	(941)	(15)	379
Touchstone Growth & Income (IQ Annuity™)	2,212	778	1,434	107	3,226	357	(3,485)	(3,842)	(509)	925
Touchstone Growth & Income (Pinnacle Plus™)	4,424	1,699	2,725	376	6,450	615	(6,629)	(7,244)	(418)	2,307
Touchstone High Yield (AnnuiChoice™)	34,902	3,898	31,004	1,969	—	(3,396)	(35,328)	(31,932)	(29,963)	1,041
Touchstone High Yield (GrandMaster flex3™)	35,168	6,640	28,528	3,216	—	3,923	(26,314)	(30,237)	(27,021)	1,507
Touchstone High Yield (Grandmaster™)	12,027	2,859	9,168	315	—	(5,929)	(12,339)	(6,410)	(6,095)	3,073
Touchstone High Yield (IQ Annuity™)	26,531	5,633	20,898	7,443	—	9,963	(19,562)	(29,525)	(22,082)	(1,184)
Touchstone High Yield (Pinnacle Plus™)	74,688	15,211	59,477	(1,958)	—	5,656	(51,861)	(57,517)	(59,475)	2
Touchstone Large Cap Core Equity (AnnuiChoice II™)(February 26)*	10,005	2,605	7,400	480	—	—	1,528	1,528	2,008	9,408
Touchstone Large Cap Core Equity (GrandMaster flex3™)	1,349	720	629	9,217	—	11,599	3,777	(7,822)	1,395	2,024
Touchstone Large Cap Core Equity (Grandmaster™)	219	155	64	1,903	—	1,713	201	(1,512)	391	455
Touchstone Large Cap Core Equity (IQ Annuity™)	3,403	1,628	1,775	1,129	—	7,844	8,880	1,036	2,165	3,940
Touchstone Large Cap Core Equity (Pinnacle Plus™)	3,715	1,862	1,853	1,320	—	5,791	5,184	(607)	713	2,566
Touchstone Mid Cap Growth (AnnuiChoice™)	10,910	2,832	8,078	(5,344)	42,901	(11,431)	(28,302)	(16,871)	20,686	28,764
Touchstone Mid Cap Growth (AnnuiChoice II™)(April 09)*	1,493	371	1,122	212	5,873	—	(4,833)	(4,833)	1,252	2,374
Touchstone Mid Cap Growth (GrandMaster flex3™)	17,834	6,914	10,920	4,778	70,128	1,787	(47,552)	(49,339)	25,567	36,487
Touchstone Mid Cap Growth (Grandmaster™)	7,966	2,950	5,016	5,631	31,325	(1,149)	(21,834)	(20,685)	16,271	21,287
Touchstone Mid Cap Growth (IQ Annuity™)	18,044	6,927	11,117	20,586	70,951	(2,672)	(64,862)	(62,190)	29,347	40,464
Touchstone Mid Cap Growth (Pinnacle Plus™)	37,076	14,695	22,381	33,471	145,794	(50)	(105,572)	(105,522)	73,743	96,124
Touchstone Moderate ETF (AnnuiChoice™)	3,728	2,919	809	9,186	1,244	28,485	29,384	899	11,329	12,138
Touchstone Moderate ETF (GrandMaster flex3™)	28,732	33,242	(4,510)	76,296	9,590	215,650	218,794	3,144	89,030	84,520
Touchstone Moderate ETF (Grandmaster™)	5,017	4,960	57	11,675	1,672	41,300	42,076	776	14,123	14,180
Touchstone Moderate ETF (IQ Annuity™)	42,442	34,739	7,703	106,775	14,011	200,371	133,929	(66,442)	54,344	62,047
Touchstone Moderate ETF (Pinnacle Plus™)	15,270	17,782	(2,512)	19,371	5,123	89,952	102,895	12,943	37,437	34,925
Touchstone Money Market (AnnuiChoice™)	14,852	2,971	11,881	—	—	—	—	—	—	11,881
Touchstone Money Market (Grandmaster™)	258,792	70,016	188,776	—	—	—	—	—	—	188,776
Touchstone Money Market (IQ Annuity™)	156	45	111	—	—	3	3	—	—	111
Touchstone Third Avenue Value (AnnuiChoice™)	18,363	22,467	(4,104)	179,081	150,132	254,691	(163,617)	(418,308)	(89,095)	(93,199)
Touchstone Third Avenue Value (GrandMaster flex3™)	21,663	47,933	(26,270)	191,920	177,509	238,862	(252,806)	(491,668)	(122,239)	(148,509)
Touchstone Third Avenue Value (Grandmaster™)	31,735	54,778	(23,043)	181,317	259,605	220,195	(404,745)	(624,940)	(184,018)	(207,061)

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Third Avenue Value (IQ Annuity™)	$29,332	$59,227	$(29,895)	$641,609	$238,419	$1,195,388	$194,998	$(1,000,390)	$(120,362)	$(150,257)
Touchstone Third Avenue Value (Pinnacle Plus™)	26,001	56,550	(30,549)	134,094	213,246	220,359	(267,878)	(488,237)	(140,897)	(171,446)
Touchstone Third Avenue Value (AnnuiChoice II™)	5,614	6,526	(912)	1,362	44,857	(1,810)	(79,368)	(77,558)	(31,339)	(32,251)
Touchstone Value Plus (AnnuiChoice™)	1,898	1,496	402	11,289	—	57,843	38,444	(19,399)	(8,110)	(7,708)
Touchstone Value Plus (AnnuiChoice II™)(November 19)*	49	4	45	—	—	—	(24)	(24)	(24)	21
Touchstone Value Plus (GrandMaster flex3™)	1,878	1,980	(102)	376	—	19,390	11,782	(7,608)	(7,232)	(7,334)
Touchstone Value Plus (Grandmaster™)	681	616	65	329	—	8,027	4,789	(3,238)	(2,909)	(2,844)
Touchstone Value Plus (IQ Annuity™)	3,192	3,424	(232)	9,355	—	70,858	49,111	(21,747)	(12,392)	(12,624)
Touchstone Value Plus (Pinnacle Plus™)	4,462	5,977	(1,515)	25,377	—	61,718	20,835	(40,883)	(15,506)	(17,021)
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	9,759	4,006	5,753	25,568	12,186	84,530	50,270	(34,260)	3,494	9,247
JP Morgan Mid Cap Value (GrandMaster flex3™)	4,700	3,203	1,497	15,549	5,868	46,223	25,192	(21,031)	386	1,883
JP Morgan Mid Cap Value (Grandmaster™)	3,549	1,830	1,719	9,724	4,432	18,446	5,689	(12,757)	1,399	3,118
JP Morgan Mid Cap Value (IQ3™)	2,071	1,366	705	7,468	2,585	17,746	8,400	(9,346)	707	1,412
JP Morgan Mid Cap Value (Pinnacle Plus™)	25,395	18,338	7,057	20,664	31,708	186,746	136,872	(49,874)	2,498	9,555
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	544,935	341,036	203,899	766,103	1,686,162	4,111,635	1,611,830	(2,499,805)	(47,540)	156,359
Fidelity VIP Growth (Grandmaster™)	104,700	150,787	(46,087)	185,456	—	1,414,682	3,755,924	2,341,242	2,526,698	2,480,611
Fidelity VIP High Income (Grandmaster™)	364,749	68,323	296,426	(33,083)	—	(150,285)	(328,799)	(178,514)	(211,597)	84,829
Fidelity VIP II Asset Manager (Grandmaster™)	463,395	102,902	360,493	152,241	225,946	846,975	1,087,647	240,672	618,859	979,352
Fidelity VIP II Contrafund (Grandmaster™)	1,281,904	330,715	951,189	2,055,538	4,787,937	7,297,856	3,089,370	(4,208,486)	2,634,989	3,586,178
Fidelity VIP II Index 500 (Grandmaster™)	295,800	113,511	182,289	911,634	—	3,047,219	2,316,703	(730,516)	181,118	363,407
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)(April 27)*	471	4,086	(3,615)	(506)	—	—	14,481	14,481	13,975	10,360
Fidelity VIP II Investment Grade Bond (Grandmaster™)	138,786	41,791	96,995	(43,794)	—	(20,087)	11,375	31,462	(12,332)	84,663
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)(April 27)*	292	4,013	(3,721)	(266)	—	—	8,097	8,097	7,831	4,110
Fidelity VIP II Investment Grade Bond (IQ3™)(April 27)*	165	2,249	(2,084)	422	—	—	3,982	3,982	4,404	2,320
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)(April 27)*	309	4,721	(4,412)	(1,147)	—	—	9,312	9,312	8,165	3,753
Fidelity VIP III Balanced (Grandmaster™)	156,611	36,180	120,431	149,086	36,917	278,630	177,413	(101,217)	84,786	205,217
Fidelity VIP III Growth & Income (Grandmaster™)	157,997	45,946	112,051	209,482	46,767	589,377	568,270	(21,107)	235,142	347,193
Fidelity VIP III Growth Opportunities (Grandmaster™)	—	16,490	(16,490)	98,682	—	389,120	539,867	150,747	249,429	232,939
Fidelity VIP Overseas (AnnuiChoice™)(April 27)*	6,620	2,929	3,691	4,140	—	—	17,471	17,471	21,611	25,302
Fidelity VIP Overseas (AnnuiChoice II™)(April 27)*	979	423	556	32	—	—	2,586	2,586	2,618	3,174
Fidelity VIP Overseas (Grandmaster™)	162,634	74,655	87,979	1,303,830	354,298	1,898,879	918,259	(980,620)	677,508	765,487
Fidelity VIP Overseas (GrandmasterFlex3™)(April 27)*	6,233	4,186	2,047	3,959	—	—	16,465	16,465	20,424	22,471
Fidelity VIP Overseas (IQ3™)(April 27)*	3,478	2,568	910	7,328	—	—	9,197	9,197	16,525	17,435
Fidelity VIP Overseas (Pinnacle Plus™)(April 27)*	13,953	8,955	4,998	1,076	—	—	36,852	36,852	37,928	42,926

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	$1,608	$935	$673	$7,019	$2,150	$1,038	$(4,130)	$(5,168)	$4,001	$4,674
Touchstone Aggressive ETF (AnnuiChoice II™)	12,492	5,608	6,884	445	15,948	7,471	(5,910)	(13,381)	3,012	9,896
Touchstone Aggressive ETF (GrandmasterFlex3™)(April 30)*	1,346	532	814	(2)	1,687	—	(4,776)	(4,776)	(3,091)	(2,277)
Touchstone Aggressive ETF (Pinnacle Plus™)(April 30)*	1,969	932	1,037	32	2,588	—	(5,197)	(5,197)	(2,577)	(1,540)
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)(February 12)*	6,062	4,117	1,945	169	8,108	—	(9,216)	(9,216)	(939)	1,006
Touchstone Conservative ETF (AnnuiChoice II ™)(January 12)*	743	380	363	16	91	—	890	890	997	1,360
Touchstone Conservative ETF (GrandmasterFlex3™)(June11)*	12,257	2,487	9,770	195	1,590	—	(12,748)	(12,748)	(10,963)	(1,193)
Affiliated Service Class (continued):
Touchstone Conservative ETF (Pinnacle Plus™)(May 21)*	4,387	996	3,391	39	554	—	(1,095)	(1,095)	(502)	2,889
Touchstone Enhanced ETF (AnnuiChoice™)	5,416	2,117	3,299	277	2,306	2,008	(3,309)	(5,317)	(2,734)	565
Touchstone Enhanced ETF (AnnuiChoice II™)	3,635	1,128	2,507	126	1,548	344	(7,238)	(7,582)	(5,908)	(3,401)
Touchstone Enhanced ETF (GrandmasterFlex3™)(April 30)*	4,975	1,448	3,527	517	2,095	—	(16,570)	(16,570)	(13,958)	(10,431)
Touchstone Enhanced ETF (Pinnacle Plus™)(April30)*	8,160	2,799	5,361	(351)	3,490	—	(20,926)	(20,926)	(17,787)	(12,426)
Touchstone Moderate ETF (AnnuiChoice™)	6,386	3,169	3,217	481	2,276	6,478	8,631	2,153	4,910	8,127
Touchstone Moderate ETF (AnnuiChoice II™)	6,456	2,316	4,140	149	2,281	746	(5,327)	(6,073)	(3,643)	497
Touchstone Moderate ETF (GrandmasterFlex3™)(May 3)*	5,844	2,768	3,076	(148)	2,137	—	(7,460)	(7,460)	(5,471)	(2,395)
Touchstone Moderate ETF (Pinnacle Plus™)(April 30)*	27,150	5,685	21,465	(82)	9,668	—	(33,778)	(33,778)	(24,192)	(2,727)
Touchstone Money Market (AnnuiChoice™)	78,092	16,438	61,654	—	—	—	—	—	—	61,654
Touchstone Money Market (AnnuiChoice II™)(April 9)*	795	192	603	—	—	—	—	—	—	603
Touchstone Money Market (GrandMaster flex3™)	119,004	39,058	79,946	—	—	—	—	—	—	79,946
Touchstone Money Market (IQ Annuity™)	251,112	77,149	173,963	—	—	—	—	—	—	173,963
Touchstone Money Market (Pinnacle Plus™)	123,235	43,697	79,538	—	—	1	1	—	—	79,538
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	41,106	64,718	(23,612)	1,107,601	503,438	760,835	(142,776)	(903,611)	707,428	683,816
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	15,180	2,655	12,525	3,535	7,621	19,286	29,968	10,682	21,838	34,363
Fidelity VIP Asset Manager (AnnuiChoice II™)(November 5)*	205	13	192	—	—	—	(211)	(211)	(211)	(19)
Fidelity VIP Asset Manager (GrandMaster flex3™)	9,910	2,501	7,409	8,228	6,778	14,455	10,187	(4,268)	10,738	18,147
Fidelity VIP Asset Manager (IQ3™)	27,614	6,717	20,897	17,349	12,683	42,286	47,548	5,262	35,294	56,191
Fidelity VIP Asset Manager (Pinnacle Plus™)	8,371	2,281	6,090	592	3,234	7,472	14,413	6,941	10,767	16,857
Fidelity VIP Balanced (AnnuiChoice™)	19,326	3,405	15,921	12,456	4,577	43,341	35,157	(8,184)	8,849	24,770
Fidelity VIP Balanced (AnnuiChoice II™)(June 5)*	110	64	46	39	—	—	(200)	(200)	(161)	(115)
Fidelity VIP Balanced (GrandMaster ™)(April 27)*	7,307	3,271	4,036	29	—	—	(8,926)	(8,926)	(8,897)	(4,861)
Fidelity VIP Balanced (GrandMaster flex3™)	24,972	7,929	17,043	9,088	5,332	39,624	39,522	(102)	14,318	31,361
Fidelity VIP Balanced (IQ3™)	23,588	5,240	18,348	13,299	5,351	40,026	22,307	(17,719)	931	19,279
Fidelity VIP Balanced (Pinnacle Plus™)	24,127	7,974	16,153	5,096	5,085	29,820	30,077	257	10,438	26,591
Fidelity VIP Contrafund (AnnuiChoice™)	156,342	28,283	128,059	107,918	602,504	111,861	(314,697)	(426,558)	283,864	411,923

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3™)	$138,332	$37,594	$100,738	$124,315	$531,850	$114,961	$(304,683)	$(419,644)	$236,521	$337,259
Fidelity VIP Contrafund (IQ3™)	152,185	42,840	109,345	158,680	590,513	36,850	(403,860)	(440,710)	308,483	417,828
Fidelity VIP Contrafund (Pinnacle Plus™)	222,501	60,705	161,796	112,173	846,949	182,234	(427,408)	(609,642)	349,480	511,276
Fidelity VIP Contrafund (AnnuiChoice II™)	44,341	6,524	37,817	11,578	163,352	(4,003)	(115,194)	(111,191)	63,739	101,556
Fidelity VIP Contrafund Standard (IQ Advisor™)	364	40	324	4	1,403	(1)	(725)	(724)	683	1,007
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)(April 27)*	226	497	(271)	(15)	298	—	(6,945)	(6,945)	(6,662)	(6,933)
Fidelity VIP Disclipined Small Cap (IQ™)(April 27)*	235	735	(500)	220	308	—	(5,949)	(5,949)	(5,421)	(5,921)
Fidelity VIP Disclipined Small Cap (Grandmaster™)(April 27)*	76	223	(147)	(236)	100	—	(2,457)	(2,457)	(2,593)	(2,740)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)(April 27)*	163	499	(336)	(967)	214	—	(3,179)	(3,179)	(3,932)	(4,268)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)(April 27)*	165	513	(348)	(134)	216	—	(4,441)	(4,441)	(4,359)	(4,707)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	5,048	966	4,082	64	5,688	(2,666)	(7,382)	(4,716)	1,036	5,118
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	2,480	1,165	1,315	15,199	2,801	14,867	(241)	(15,108)	2,892	4,207
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	91,167	18,798	72,369	6,249	102,548	(35,538)	(189,685)	(154,147)	(45,350)	27,019
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	4,981	1,414	3,567	1,236	5,613	5,753	373	(5,380)	1,469	5,036
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	12,450	4,008	8,442	17,769	14,015	8,472	(19,311)	(27,783)	4,001	12,443
Fidelity VIP Equity-Income (AnnuiChoice™)	22,119	10,400	11,719	75,630	75,619	118,352	(40,268)	(158,620)	(7,371)	4,348
Fidelity VIP Equity-Income (AnnuiChoice II™)(May 14)*	3,176	129	3,047	(149)	11,106	—	(12,164)	(12,164)	(1,207)	1,840
Fidelity VIP Equity-Income (GrandMaster flex3™)	10,369	8,565	1,804	19,436	35,432	36,141	(24,924)	(61,065)	(6,197)	(4,393)
Fidelity VIP Equity-Income (IQ3™)	22,622	14,593	8,029	68,120	77,587	162,447	4,927	(157,520)	(11,813)	(3,784)
Fidelity VIP Equity-Income (Pinnacle Plus™)	52,391	38,060	14,331	25,895	180,091	144,710	(99,277)	(243,987)	(38,001)	(23,670)
Fidelity VIP Freedom 2010 (Grandmaster™)(October 30)*	2,793	202	2,591	(20)	704	—	(5,001)	(5,001)	(4,317)	(1,726)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)(November 9)*	49	7	42	—	13	—	(126)	(126)	(113)	(71)
Fidelity VIP Freedom 2010 (IQ3™)(November 2)*	828	62	766	(12)	209	—	(1,399)	(1,399)	(1,202)	(436)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)(August 28)*	384	39	345	1	109	—	(191)	(191)	(81)	264
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)(November 9)*	51	2	49	—	15	—	(74)	(74)	(59)	(10)
Fidelity VIP Freedom 2015 (IQ3™)(June 13)*	10,800	1,233	9,567	52	3,056	—	(14,745)	(14,745)	(11,637)	(2,070)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)(December 21)*	1,047	11	1,036	—	307	—	(1,308)	(1,308)	(1,001)	35
Fidelity VIP Freedom 2020 (IQ3™)(October 22)*	1,236	111	1,125	(1)	363	—	(1,998)	(1,998)	(1,636)	(511)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)(October 19)*	615	67	548	(1)	180	—	(994)	(994)	(815)	(267)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)(December 24)*	70	1	69	—	22	—	(105)	(105)	(83)	(14)
Fidelity VIP Growth & Income (AnnuiChoice™)	8,809	2,078	6,731	9,897	2,861	23,423	24,325	902	13,660	20,391
Fidelity VIP Growth & Income (AnnuiChoice II™)(June 11)*	27	17	10	1	—	—	58	58	59	69
Fidelity VIP Growth & Income (GrandMaster flex3™)	9,369	3,684	5,685	14,969	3,029	28,816	28,473	(343)	17,655	23,340
Fidelity VIP Growth & Income (IQ3™)	6,811	2,400	4,411	19,922	2,306	29,832	17,691	(12,141)	10,087	14,498
Fidelity VIP Growth & Income (Pinnacle Plus™)	7,411	2,999	4,412	4,684	1,997	22,288	24,644	2,356	9,037	13,449
Fidelity VIP Growth (AnnuiChoice™)	1,124	2,632	(1,508)	13,232	—	9,671	55,762	46,091	59,323	57,815
Fidelity VIP Growth (AnnuiChoice II™)(June 11)*	41	59	(18)	8	—	—	2,314	2,314	2,322	2,304

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster™)(April 27)*	$293	$2,088	$(1,795)	$11,200	$—	$—	$17,356	$17,356	$28,556	$26,761
Fidelity VIP Growth (GrandMaster flex3™)	906	3,188	(2,282)	12,957	—	13,841	46,710	32,869	45,826	43,544
Fidelity VIP Growth (IQ3™)	1,703	5,428	(3,725)	59,660	—	43,751	58,418	14,667	74,327	70,602
Fidelity VIP Growth (Pinnacle Plus™)	1,738	6,786	(5,048)	71,188	—	34,698	58,963	24,265	95,453	90,405
Fidelity VIP Growth Opportunities (AnnuiChoice™)	—	420	(420)	3,374	—	4,705	10,042	5,337	8,711	8,291
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	—	1,974	(1,974)	13,828	—	8,286	13,556	5,270	19,098	17,124
Fidelity VIP Growth Opportunities (IQ3™)	—	1,909	(1,909)	9,370	—	924	10,111	9,187	18,557	16,648
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	—	1,955	(1,955)	36,708	—	11,461	5,194	(6,267)	30,441	28,486
Fidelity VIP High Income (AnnuiChoice™)	27,580	3,609	23,971	(3,420)	—	(5,051)	(21,514)	(16,463)	(19,883)	4,088
Fidelity VIP High Income (AnnuiChoice II™)(February 26)*	1,007	103	904	(161)	—	—	(1,080)	(1,080)	(1,241)	(337)
Fidelity VIP High Income (GrandMaster flex3™)	44,612	22,973	21,639	39,464	—	(26,184)	(43,046)	(16,862)	22,602	44,241
Fidelity VIP High Income (IQ3™)	83,684	43,452	40,232	83,543	—	(51,558)	(80,559)	(29,001)	54,542	94,774
Fidelity VIP High Income (Pinnacle Plus™)	23,589	5,155	18,434	(482)	—	(5,908)	(21,813)	(15,905)	(16,387)	2,047
Fidelity VIP II Index 500 (AnnuiChoice™)	33,715	12,483	21,232	43,053	—	108,496	42,809	(65,687)	(22,634)	(1,402)
Fidelity VIP II Index 500 (AnnuiChoice II™)(April 27)*	1,597	610	987	28	—	—	(2,544)	(2,544)	(2,516)	(1,529)
Fidelity VIP II Index 500 (Grandmaster™)(April 27)*	48,116	30,897	17,219	(284)	—	—	(47,383)	(47,383)	(47,667)	(30,448)
Fidelity VIP II Index 500 (GrandmasterFlex3™)(April 27)*	16,917	10,870	6,047	1,403	—	—	(23,138)	(23,138)	(21,735)	(15,688)
Fidelity VIP Index 500 (IQ3™)	24,477	12,373	12,104	115,873	—	115,951	(332)	(116,283)	(410)	11,694
Fidelity VIP Index 500 (Pinnacle Plus™)	41,087	26,232	14,855	23,022	—	18,957	(54,344)	(73,301)	(50,279)	(35,424)
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	38,188	8,997	29,191	(6,679)	—	(8,106)	(3,409)	4,697	(1,982)	27,209
Fidelity VIP Investment Grade Bond (GrandMaster ™)(April 30)*	336	2,672	(2,336)	1,662	—	—	9,367	9,367	11,029	8,693
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	17,129	6,722	10,407	(961)	—	7,627	8,721	1,094	133	10,540
Fidelity VIP Investment Grade Bond (IQ3™)	48,515	17,279	31,236	(14,708)	—	8,405	19,931	11,526	(3,182)	28,054
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	13,708	6,730	6,978	(1,692)	—	3,338	8,554	5,216	3,524	10,502
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	1,058	695	363	(101)	—	(33)	1,695	1,728	1,627	1,990
Fidelity VIP Mid Cap (AnnuiChoice™)	6,195	10,077	(3,882)	86,771	90,572	159,572	106,171	(53,401)	123,942	120,060
Fidelity VIP Mid Cap (GrandMaster flex3™)	10,224	26,776	(16,552)	30,517	139,210	93,422	140,767	47,345	217,072	200,520
Fidelity VIP Mid Cap (IQ Annuity™)	11,642	28,920	(17,278)	255,776	177,683	362,825	200,610	(162,215)	271,244	253,966
Fidelity VIP Mid Cap (Pinnacle Plus™)	12,749	35,907	(23,158)	133,370	168,401	188,445	163,673	(24,772)	276,999	253,841
Fidelity VIP Mid Cap (AnnuiChoice II™)	180	415	(235)	106	799	(6)	2,286	2,292	3,197	2,962
Fidelity VIP Mid Cap (Grandmaster™)	2,925	10,234	(7,309)	4,415	1,232	785	41,800	41,015	46,662	39,353
Fidelity VIP Overseas (AnnuiChoice™)	17,592	5,261	12,331	46,172	20,696	63,152	39,483	(23,669)	43,199	55,530
Fidelity VIP Overseas (GrandMaster™)(April 27)*	40,682	11,172	29,510	2,378	—	—	38,180	38,180	40,558	70,068
Fidelity VIP Overseas (GrandMaster flex3™)	18,121	10,316	7,805	37,441	28,071	50,919	51,409	490	66,002	73,807
Fidelity VIP Overseas (IQ3™)	19,123	9,261	9,862	54,367	25,004	52,141	40,055	(12,086)	67,285	77,147
Fidelity VIP Overseas (Pinnacle Plus™)	27,191	14,562	12,629	95,289	43,649	75,800	29,512	(46,288)	92,650	105,279
Fidelity VIP Overseas (AnnuiChoice II™)	1,491	672	819	56	1,516	531	5,752	5,221	6,793	7,612

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	$18,189	$2,373	$15,816	$37	$5,915	$4,111	$(5,135)	$(9,246)	$(3,294)	$12,522
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	5,624	1,127	4,497	789	1,829	4,313	582	(3,731)	(1,113)	3,384
Van Kampen UIF Emerging Markets Debt (IQ3™)	8,671	1,506	7,165	(1,544)	2,820	2,781	(961)	(3,742)	(2,466)	4,699
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	21,723	7,867	13,856	12,569	76,861	158,823	(57,007)	(215,830)	(126,400)	(112,544)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	19,047	13,642	5,405	129,160	67,393	219,947	(118,175)	(338,122)	(141,569)	(136,164)
Van Kampen UIF U.S. Real Estate (IQ3™)	6,415	4,462	1,953	28,864	22,700	53,615	(52,688)	(106,303)	(54,739)	(52,786)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	12,800	3,722	9,078	(141,240)	45,291	5,288	(16,058)	(21,346)	(117,295)	(108,217)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	8,880	6,045	2,835	42,153	17,233	48,930	37,573	(11,357)	48,029	50,864
Franklin Growth and Income Securities (AnnuiChoice™)	26,085	6,601	19,484	(2,553)	41,756	9,024	(136,053)	(145,077)	(105,874)	(86,390)
Franklin Growth and Income Securities (AnnuiChoice II™)(April 9)*	1,200	355	845	(530)	1,921	—	(5,480)	(5,480)	(4,089)	(3,244)
Franklin Growth and Income Securities (GrandMaster flex3™)	16,714	7,230	9,484	5,317	26,755	16,805	(78,958)	(95,763)	(63,691)	(54,207)
Franklin Growth and Income Securities (Grandmaster™)	52,994	18,666	34,328	36,737	84,832	48,048	(275,137)	(323,185)	(201,616)	(167,288)
Franklin Growth and Income Securities (IQ Annuity™)	56,263	21,774	34,489	6,189	90,063	81,155	(236,049)	(317,204)	(220,952)	(186,463)
Franklin Growth and Income Securities (Pinnacle Plus™)	63,428	27,788	35,640	38,360	101,533	51,666	(332,038)	(383,704)	(243,811)	(208,171)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice™)	22,712	6,077	16,635	17,379	2,683	63,055	39,456	(23,599)	(3,537)	13,098
Franklin Income Securities (AnnuiChoice II™)(January 12)*	2,453	769	1,684	15	290	—	(2,939)	(2,939)	(2,634)	(950)
Franklin Income Securities (GrandMaster flex3™)	111,380	49,404	61,976	82,509	13,155	289,649	182,369	(107,280)	(11,616)	50,360
Franklin Income Securities (Grandmaster™)	125,884	44,456	81,428	118,665	14,868	235,390	97,464	(137,926)	(4,393)	77,035
Franklin Income Securities (IQ Annuity™)	64,480	27,895	36,585	56,677	7,616	153,161	85,267	(67,894)	(3,601)	32,984
Franklin Income Securities (Pinnacle Plus™)	90,787	42,309	48,478	17,680	10,723	248,881	203,187	(45,694)	(17,291)	31,187
Franklin Large Cap Growth Securities (AnnuiChoice™)	375	600	(225)	6,289	369	6,383	2,949	(3,434)	3,224	2,999
Franklin Large Cap Growth Securities (GrandMaster flex3™)	1,975	4,366	(2,391)	23,894	1,944	28,982	18,889	(10,093)	15,745	13,354
Franklin Large Cap Growth Securities (Grandmaster™)	1,106	2,081	(975)	8,376	1,089	17,968	15,091	(2,877)	6,588	5,613
Franklin Large Cap Growth Securities (IQ Annuity™)	2,264	4,831	(2,567)	14,890	2,228	29,008	24,457	(4,551)	12,567	10,000
Franklin Large Cap Growth Securities (Pinnacle Plus™)	2,662	6,905	(4,243)	41,948	2,620	36,484	10,602	(25,882)	18,686	14,443
Franklin Large Cap Growth Securities (AnnuiChoice II™)	680	828	(148)	128	670	102	305	203	1,001	853
Franklin Mutual Shares Securities (AnnuiChoice™)	20,853	10,938	9,915	76,614	28,909	126,801	42,461	(84,340)	21,183	31,098
Franklin Mutual Shares Securities (AnnuiChoice II™)(January 12)*	2,422	1,563	859	(27)	3,358	—	(4,911)	(4,911)	(1,580)	(721)
Franklin Mutual Shares Securities (GrandMaster flex3™)	37,761	29,337	8,424	42,536	52,347	246,294	154,481	(91,813)	3,070	11,494
Franklin Mutual Shares Securities (IQ Annuity™)	15,032	11,308	3,724	33,251	20,837	77,010	25,210	(51,800)	2,288	6,012
Franklin Mutual Shares Securities (Pinnacle Plus™)	42,124	32,599	9,525	66,346	58,396	213,226	93,079	(120,147)	4,595	14,120
Franklin Mutual Shares Securities Standard (IQ Advisor™)	283	83	200	11	393	1,523	1,294	(229)	175	375
Franklin Mutual Shares Securities(Grandmaster™)	31,359	24,496	6,863	94,071	43,473	217,349	61,640	(155,709)	(18,165)	(11,302)
Franklin Small Cap Value Securities (AnnuiChoice™)(July 16)*	—	26	(26)	(651)	—	—	(48)	(48)	(699)	(725)

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (GrandmasterFlex3™)(May 3)*	$480	$509	$(29)	$(865)	$1,789	$—	$(6,173)	$(6,173)	$(5,249)	$(5,278)
Franklin Small Cap Value Securities (IQ3 ™)(May23)*	141	173	(32)	(6,772)	526	—	(623)	(623)	(6,869)	(6,901)
Franklin Small Cap Value Securities (Pinnacle Plus ™)(July 24)*	—	97	(97)	(7)	—	—	(1,488)	(1,488)	(1,495)	(1,592)
Templeton Foriegn Securities Fund (GrandMaster flex3™)	12,659	9,704	2,955	39,542	24,566	99,914	109,466	9,552	73,660	76,615
Templeton Foriegn Securities Fund (Grandmaster™)	6,484	5,198	1,286	40,730	12,582	18,005	1,154	(16,851)	36,461	37,747
Templeton Foriegn Securities Fund (Pinnacle Plus™)	15,454	12,473	2,981	70,053	29,990	116,354	105,912	(10,442)	89,601	92,582
Templeton Foreign Securities Fund (AnnuiChoice™)	2,486	1,288	1,198	9,586	4,823	14,345	14,943	598	15,007	16,205
Templeton Foreign Securities Fund (AnnuiChoice II™)	135	96	39	121	260	152	850	698	1,079	1,118
Templeton Growth Securities (AnnuiChoice™)	2,858	1,493	1,365	7,666	6,669	11,270	(3,870)	(15,140)	(805)	560
Templeton Growth Securities (AnnuiChoice II™)(January 12)*	291	211	80	(52)	680	—	(920)	(920)	(292)	(212)
Templeton Growth Securities (GrandMaster flex3™)	21,784	21,056	728	26,693	50,840	157,462	73,685	(83,777)	(6,244)	(5,516)
Templeton Growth Securities (Grandmaster™)	20,358	15,632	4,726	53,042	47,512	83,220	(2,832)	(86,052)	14,502	19,228
Templeton Growth Securities (IQ Annuity™)	14,973	15,320	(347)	152,315	34,946	135,906	(9,091)	(144,997)	42,264	41,917
Templeton Growth Securities (Pinnacle Plus™)	17,599	18,003	(404)	70,844	41,075	143,852	39,552	(104,300)	7,619	7,215
Templeton Growth Securities Standard (IQ Advisor™)	115	42	73	5	270	940	709	(231)	44	117
Van Kampen LIT Comstock (AnnuiChoice™)	1,961	1,186	775	271	2,414	5,745	(1,524)	(7,269)	(4,584)	(3,809)
Van Kampen LIT Comstock (GrandMaster flex3™)	5,588	5,068	520	9,416	6,875	32,538	5,949	(26,589)	(10,298)	(9,778)
Van Kampen LIT Comstock (Grandmaster™)	3,010	2,338	672	8,499	3,702	19,718	1,635	(18,083)	(5,882)	(5,210)
Van Kampen LIT Comstock (IQ Annuity™)	2,491	2,259	232	3,437	3,067	14,719	1,943	(12,776)	(6,272)	(6,040)
Van Kampen LIT Comstock (Pinnacle Plus™)	5,830	5,997	(167)	13,811	7,175	40,449	6,182	(34,267)	(13,281)	(13,448)
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	—	191	(191)	101	—	(539)	1,538	2,077	2,178	1,987
Van Kampen LIT Strategic Growth (AnnuiChoice™)(October 31)*	—	16	(16)	(79)	—	—	(552)	(552)	(631)	(647)
Van Kampen LIT Strategic Growth (Grandmaster™)	—	48	(48)	329	—	(166)	50	216	545	497
Van Kampen LIT Strategic Growth (IQ Annuity™)	—	19	(19)	6	—	222	414	192	198	179
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	—	2,433	(2,433)	37,236	—	9,206	2,820	(6,386)	30,850	28,417
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)(November 14)*	—	13	(13)	—	—	—	35	35	35	22
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	4,620	809	3,811	(1,116)	1,511	1,296	513	(783)	(388)	3,423
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)(May 7)*	762	814	(52)	(365)	249	—	1,869	1,869	1,753	1,701
Van Kampen UIF Emerging Markets Debt (IQ3™)(July 20)*	—	582	(582)	20	—	—	1,506	1,506	1,526	944
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	26,511	5,768	20,743	(1,695)	8,672	8,373	(3,889)	(12,262)	(5,285)	15,458
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	6,183	7,010	(827)	71,031	77,351	81,064	45,492	(35,572)	112,810	111,983
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	5,749	12,302	(6,553)	27,410	71,919	72,023	218,382	146,359	245,688	239,135
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	3,501	7,257	(3,756)	96,879	43,796	99,158	123,149	23,991	164,666	160,910
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	1,074	2,340	(1,266)	21,940	13,443	13,358	14,452	1,094	36,477	35,211
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	7,422	15,165	(7,743)	118,307	92,850	120,745	217,123	96,378	307,535	299,792
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	1,663	2,422	(759)	957	20,805	5,799	50,727	44,928	66,690	65,931

See accompanying notes.

* - 2007 inception date of division.

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)(May 2)*	$731	$130	$601	$(7,590)	$2,815	$—	$(512)	$(512)	$(5,287)	$(4,686)
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)(May 9)*	750	381	369	(5,083)	2,892	—	(7,877)	(7,877)	(10,068)	(9,699)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	10,839	7,408	3,431	67,438	41,763	170,062	(31,900)	(201,962)	(92,761)	(89,330)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)(April 30)*	1,330	808	522	(4,858)	5,124	—	(19,116)	(19,116)	(18,850)	(18,328)
Van Kampen UIF U.S. Real Estate (IQ3 ™)(April 18)*	443	621	(178)	(2,662)	1,709	—	(13,574)	(13,574)	(14,527)	(14,705)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	21,286	18,620	2,666	129,826	82,018	270,923	(156,910)	(427,833)	(215,989)	(213,323)
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	1,401	1,378	23	1,900	7,694	17,826	3,679	(14,147)	(4,553)	(4,530)
DWS Small Cap Index VIP (AnnuiChoice II™)(January 12)*	93	103	(10)	(4)	509	—	(911)	(911)	(406)	(416)
DWS Small Cap Index VIP (GrandMaster flex3™)	2,263	3,562	(1,299)	12,216	12,427	24,619	(7,146)	(31,765)	(7,122)	(8,421)
DWS Small Cap Index VIP (Grandmaster™)	255	802	(547)	(7,730)	1,397	2,143	(673)	(2,816)	(9,149)	(9,696)
DWS Small Cap Index VIP (IQ3™)	1,475	2,210	(735)	6,237	8,102	12,854	(2,369)	(15,223)	(884)	(1,619)
DWS Small Cap Index VIP (Pinnacle Plus™)	5,720	9,227	(3,507)	6,866	31,406	88,799	32,494	(56,305)	(18,033)	(21,540)

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$4,280	$50,268	$(22,634)	$31,914	$—	$(8,182)	$(158,440)	$(2,657)	$(169,279)	$(137,365)	$702,440	$565,075	—	(872)	(12,459)	(13,331)
Touchstone Aggressive ETF (GrandMaster flex3™)	2,199	29,421	(8,826)	22,794	26,235	(16,956)	(38,174)	(215)	(29,110)	(6,316)	678,241	671,925	2,187	(1,394)	(3,242)	(2,449)
Touchstone Aggressive ETF (Grandmaster™)	(21,728)	463,495	(308,509)	133,258	22,648	(342,962)	(1,977,800)	(519)	(2,298,633)	(2,165,375)	2,201,378	36,003	1,866	(27,811)	(156,554)	(182,499)
Touchstone Aggressive ETF (IQ Annuity™)	(5,962)	178,852	(126,626)	46,264	107,236	(387,845)	(396,290)	(257)	(677,156)	(630,892)	1,091,441	460,549	8,679	(32,002)	(31,280)	(54,603)
Touchstone Aggressive ETF (Pinnacle Plus™)	(944)	71,408	(41,221)	29,243	8,490	(30,931)	57,338	(670)	34,227	63,470	664,492	727,962	716	(2,551)	5,211	3,376
Touchstone Balanced (AnnuiChoice™)	5,804	7,191	(7,251)	5,744	—	(4,090)	53	(560)	(4,597)	1,147	130,160	131,307	—	(322)	3	(319)
Touchstone Balanced (GrandMaster flex3™)	13,786	20,727	(19,194)	15,319	—	(40,962)	2,450	(203)	(38,715)	(23,396)	393,570	370,174	—	(2,817)	170	(2,647)
Touchstone Balanced (Grandmaster™)	6	4	(9)	1	—	—	148	(3)	145	146	—	146	—	—	11	11
Touchstone Balanced (IQ Annuity™)	8,839	24,000	(20,518)	12,321	3,600	(47,716)	13,652	(327)	(30,791)	(18,470)	245,575	227,105	261	(3,445)	1,130	(2,054)
Touchstone Balanced (Pinnacle Plus™)	18,615	21,662	(24,617)	15,660	—	(6,196)	111,294	(575)	104,523	120,183	367,269	487,452	—	(486)	8,100	7,614
Touchstone Baron Small Cap (AnnuiChoice™)	(3,706)	78,314	(65,911)	8,697	—	(29,447)	(79,615)	(1,642)	(110,704)	(102,007)	411,496	309,489	—	(1,651)	(4,267)	(5,918)
Touchstone Baron Small Cap (AnnuiChoice II™)(April 9)*	(113)	1,694	(1,849)	(268)	13,357	(76)	(2)	—	13,279	13,011	—	13,011	1,141	(6)	(1)	1,134
Touchstone Baron Small Cap (GrandMaster flex3™)	(11,025)	156,851	(149,120)	(3,294)	128,921	(78,002)	(27,565)	(288)	23,066	19,772	741,411	761,183	7,243	(4,498)	(2,090)	655
Touchstone Baron Small Cap (Grandmaster™)	(4,591)	109,766	(93,253)	11,922	490	(63,294)	(21,621)	(74)	(84,499)	(72,577)	410,171	337,594	33	(4,184)	(1,129)	(5,280)
Touchstone Baron Small Cap (IQ Annuity™)	(19,429)	276,442	(246,526)	10,487	55,492	(135,388)	128,478	(414)	48,168	58,655	1,253,233	1,311,888	3,079	(7,415)	6,781	2,445
Touchstone Baron Small Cap (Pinnacle Plus™)	(12,602)	123,920	(105,680)	5,638	23,724	(53,973)	88,850	(944)	57,657	63,295	642,951	706,246	1,325	(3,123)	5,079	3,281
Touchstone Conservative ETF (AnnuiChoice™)	(140)	2,756	(977)	1,639	—	—	(23,719)	(14)	(23,733)	(22,094)	32,689	10,595	—	(1)	(2,026)	(2,027)
Touchstone Conservative ETF (GrandMaster flex3™)	1,450	37,052	12,866	51,368	19,894	(33,342)	(286,235)	(254)	(299,937)	(248,569)	1,449,200	1,200,631	1,795	(2,982)	(25,713)	(26,900)
Touchstone Conservative ETF (Grandmaster™)	756	874	4,977	6,607	1,680	(2,508)	7,385	(6)	6,551	13,158	152,494	165,652	147	(220)	643	570
Touchstone Conservative ETF (IQ Annuity™)	9,416	58,663	3,744	71,823	685,361	(126,219)	29,783	(662)	588,263	660,086	1,412,306	2,072,392	60,354	(11,245)	3,157	52,266
Touchstone Conservative ETF (Pinnacle Plus™)	(1,079)	29,274	95	28,290	1,125	(27,719)	(112,355)	(339)	(139,288)	(110,998)	787,002	676,004	101	(2,482)	(10,093)	(12,474)
Touchstone Core Bond (AnnuiChoice™)	7,762	4,320	(754)	11,328	—	(17,954)	(16,446)	(980)	(35,380)	(24,052)	265,571	241,519	—	(1,592)	(1,326)	(2,918)
Touchstone Core Bond (AnnuiChoice II™)(April 9)*	2,128	179	(390)	1,917	60,926	(7,980)	5,099	—	58,045	59,962	—	59,962	5,944	(767)	486	5,663
Touchstone Core Bond (GrandMaster flex3™)	15,739	566	3,504	19,809	25,280	(70,919)	11,266	(179)	(34,552)	(14,743)	574,568	559,825	2,215	(6,349)	948	(3,186)
Touchstone Core Bond (Grandmaster™)	1,519	4,282	(1,533)	4,268	120	(5,218)	37,052	(21)	31,933	36,201	16,028	52,229	11	(490)	3,708	3,229
Touchstone Core Bond (IQ Annuity™)	8,238	7,000	(1,449)	13,789	1,839	(47,325)	(98,956)	(585)	(145,027)	(131,238)	459,569	328,331	156	(4,110)	(8,601)	(12,555)
Touchstone Core Bond (Pinnacle Plus™)	6,107	338	1,766	8,211	5,880	(3,586)	(1,048)	(134)	1,112	9,323	220,402	229,725	563	(352)	(99)	112
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(148)	750	(9,673)	(9,071)	66	(4,700)	189,115	(740)	183,741	174,670	6,865	181,535	7	(440)	15,237	14,804
Touchstone Eagle Capital Appreciation (GrandMaster™)(April 27)*	(206)	9	(2,011)	(2,208)	—	(17,578)	60,571	(18)	42,975	40,767	—	40,767	—	(1,296)	4,451	3,155
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(1,153)	6,450	(15,744)	(10,447)	14,569	(39,392)	183,536	(23)	158,690	148,243	34,671	182,914	1,031	(2,726)	12,281	10,586
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(3,323)	42,859	(59,248)	(19,712)	29,161	(12,029)	230,802	(442)	247,492	227,780	148,747	376,527	2,369	(1,029)	18,046	19,386
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	(1,671)	13,413	(22,649)	(10,907)	—	(22,568)	186,968	(202)	164,198	153,291	65,172	218,463	—	(1,586)	12,555	10,969
Touchstone Enhanced ETF (AnnuiChoice™)	20,305	26,313	11,279	57,897	—	(6,710)	(15,473)	(4,912)	(27,095)	30,802	1,957,105	1,987,907	—	(891)	(1,235)	(2,126)
Touchstone Enhanced ETF (GrandMaster flex3™)	7,837	56,029	(11,931)	51,935	100,360	(33,965)	(87,572)	(409)	(21,586)	30,349	1,962,387	1,992,736	7,958	(2,708)	(6,576)	(1,326)
Touchstone Enhanced ETF (Grandmaster™)	4,935	278,271	(171,915)	111,291	11,755	(1,083,571)	(169,785)	(561)	(1,242,162)	(1,130,871)	3,440,228	2,309,357	904	(83,596)	(12,485)	(95,177)
Touchstone Enhanced ETF (IQ Annuity™)	4,129	150,313	(127,113)	27,329	197,757	(387,732)	(136,868)	(293)	(327,136)	(299,807)	1,455,776	1,155,969	15,511	(30,573)	(11,244)	(26,306)
Touchstone Enhanced ETF (Pinnacle Plus™)	(112)	61,110	(42,260)	18,738	1,125	(16,517)	78,604	(902)	62,310	81,048	785,627	866,675	88	(1,346)	6,229	4,971
Touchstone Growth & Income (AnnuiChoice™)	1,217	2,521	(2,632)	1,106	—	(1,792)	(2)	(120)	(1,914)	(808)	39,463	38,655	—	(140)	—	(140)
Touchstone Growth & Income (GrandMaster flex3™)	394	926	(941)	379	1,263	—	—	—	1,263	1,642	13,797	15,439	96	—	—	96
Touchstone Growth & Income (IQ Annuity™)	1,434	3,333	(3,842)	925	12,600	(1,136)	(1)	(75)	11,388	12,313	41,559	53,872	892	(85)	—	807
Touchstone Growth & Income (Pinnacle Plus™)	2,725	6,826	(7,244)	2,307	—	(2,237)	22,540	(178)	20,125	22,432	85,269	107,701	—	(168)	1,625	1,457
Touchstone High Yield (AnnuiChoice™)	31,004	1,969	(31,932)	1,041	—	(5,205)	44,041	(1,218)	37,618	38,659	364,538	403,197	—	(431)	2,851	2,420
Touchstone High Yield (GrandMaster flex3™)	28,528	3,216	(30,237)	1,507	—	(49,238)	5,174	(133)	(44,197)	(42,690)	449,197	406,507	—	(3,461)	373	(3,088)
Touchstone High Yield (Grandmaster™)	9,168	315	(6,410)	3,073	—	(32,055)	(96,131)	(19)	(128,205)	(125,132)	264,152	139,020	—	(2,725)	(8,135)	(10,860)
Touchstone High Yield (IQ Annuity™)	20,898	7,443	(29,525)	(1,184)	69,980	(12,559)	(147,250)	(660)	(90,489)	(91,673)	398,271	306,598	4,688	(896)	(10,097)	(6,305)
Touchstone High Yield (Pinnacle Plus™)	59,477	(1,958)	(57,517)	2	23,326	(66,820)	6,422	(643)	(37,715)	(37,713)	900,931	863,218	1,868	(5,422)	425	(3,129)
Touchstone Large Cap Core Equity (AnnuiChoice II™)(February 26)*	7,400	480	1,528	9,408	223,703	—	89,979	—	313,682	323,090	—	323,090	20,441	—	7,859	28,300
Touchstone Large Cap Core Equity (GrandMaster flex3™)	629	9,217	(7,822)	2,024	12,765	(33,587)	2,035	(37)	(18,824)	(16,800)	60,452	43,652	887	(2,416)	146	(1,383)
Touchstone Large Cap Core Equity (Grandmaster™)	64	1,903	(1,512)	455	—	(7,810)	4,764	(3)	(3,049)	(2,594)	9,691	7,097	—	(585)	359	(226)
Touchstone Large Cap Core Equity (IQ Annuity™)	1,775	1,129	1,036	3,940	—	(809)	5,078	(27)	4,242	8,182	101,922	110,104	—	(61)	393	332

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle Plus™)	$1,853	$1,320	$(607)	$2,566	$—	$(3,083)	$45,365	$(156)	$42,126	$44,692	$75,223	$119,915	—	(229)	3,198	2,969
Touchstone Mid Cap Growth (AnnuiChoice™)	8,078	37,557	(16,871)	28,764	—	(6,546)	112,629	(985)	105,098	133,862	193,666	327,528	—	(400)	5,967	5,567
Touchstone Mid Cap Growth (AnnuiChoice II™)(April 9)*	1,122	6,085	(4,833)	2,374	29,018	(3,089)	16,650	(3)	42,576	44,950	—	44,950	2,516	(255)	1,410	3,671
Touchstone Mid Cap Growth (GrandMaster flex3™)	10,920	74,906	(49,339)	36,487	40,212	(23,781)	216,669	(190)	232,910	269,397	267,200	536,597	2,175	(1,272)	11,482	12,385
Touchstone Mid Cap Growth (Grandmaster™)	5,016	36,956	(20,685)	21,287	13,771	(46,770)	92,897	(60)	59,838	81,125	158,610	239,735	887	(2,954)	5,907	3,840
Touchstone Mid Cap Growth (IQ Annuity™)	11,117	91,537	(62,190)	40,464	34,866	(144,192)	330,072	(266)	220,480	260,944	331,563	592,507	1,693	(7,287)	16,405	10,811
Touchstone Mid Cap Growth (Pinnacle Plus™)	22,381	179,265	(105,522)	96,124	163,970	(10,818)	270,921	(1,496)	422,577	518,701	599,899	1,118,600	9,435	(683)	15,135	23,887
Touchstone Moderate ETF (AnnuiChoice™)	809	10,430	899	12,138	—	(11,868)	(36,097)	(197)	(48,162)	(36,024)	290,187	254,163	—	(1,021)	(2,966)	(3,987)
Touchstone Moderate ETF (GrandMaster flex3™)	(4,510)	85,886	3,144	84,520	93,690	(329,795)	(29,256)	(578)	(265,939)	(181,419)	2,140,003	1,958,584	7,982	(27,248)	(2,503)	(21,769)
Touchstone Moderate ETF (Grandmaster™)	57	13,347	776	14,180	8,420	(57,761)	(84)	(47)	(49,472)	(35,292)	377,636	342,344	703	(4,859)	(3)	(4,159)
Touchstone Moderate ETF (IQ Annuity™)	7,703	120,786	(66,442)	62,047	651,635	(606,687)	634,143	(1,772)	677,319	739,366	2,166,049	2,905,415	54,618	(52,133)	52,861	55,346
Touchstone Moderate ETF (Pinnacle Plus™)	(2,512)	24,494	12,943	34,925	13,725	(91,843)	111,016	(683)	32,215	67,140	972,923	1,040,063	1,179	(7,881)	9,522	2,820
Touchstone Money Market (AnnuiChoice™)	11,881	—	—	11,881	—	(4,145)	(243,006)	(2,209)	(249,360)	(237,479)	418,993	181,514	—	(578)	(22,152)	(22,730)
Touchstone Money Market (Grandmaster™)	188,776	—	—	188,776	177,645	(1,843,702)	2,643,125	(1,610)	975,458	1,164,234	4,652,942	5,817,176	16,565	(172,432)	246,755	90,888
Touchstone Money Market (IQ Annuity™)	111	—	—	111	—	(68)	—	(15)	(83)	28	3,102	3,130	—	(8)	—	(8)
Touchstone Third Avenue Value (AnnuiChoice™)	(4,104)	329,213	(418,308)	(93,199)	6,894	(59,137)	732,484	(6,121)	674,120	580,921	1,758,626	2,339,547	371	(3,366)	37,684	34,689
Touchstone Third Avenue Value (GrandMaster flex3™)	(26,270)	369,429	(491,668)	(148,509)	300,871	(220,535)	164,143	(1,361)	243,118	94,609	2,667,030	2,761,639	15,519	(11,732)	6,467	10,254
Touchstone Third Avenue Value (Grandmaster™)	(23,043)	440,922	(624,940)	(207,061)	27,303	(561,316)	1,859,149	(1,105)	1,324,031	1,116,970	2,929,760	4,046,730	1,659	(33,715)	109,524	77,468
Touchstone Third Avenue Value (IQ Annuity™)	(29,895)	880,028	(1,000,390)	(150,257)	311,528	(561,096)	421,501	(2,394)	169,539	19,282	3,717,733	3,737,015	16,667	(29,653)	20,929	7,943
Touchstone Third Avenue Value (Pinnacle Plus™)	(30,549)	347,340	(488,237)	(171,446)	178,765	(170,607)	941,173	(2,810)	946,521	775,075	2,538,655	3,313,730	8,878	(8,725)	45,649	45,802
Touchstone Third Avenue Value (AnnuiChoice II™)	(912)	46,219	(77,558)	(32,251)	521,940	(817)	149,911	(52)	670,982	638,731	77,936	716,667	46,624	(78)	13,763	60,309
Touchstone Value Plus (AnnuiChoice™)	402	11,289	(19,399)	(7,708)	—	(9,242)	(17,822)	(608)	(27,672)	(35,380)	161,318	125,938	—	(828)	(1,532)	(2,360)
Touchstone Value Plus (AnnuiChoice II™)(November 19)*	45	—	(24)	21	—	—	3,230	—	3,230	3,251	—	3,251	—	—	309	309
Touchstone Value Plus (GrandMaster flex3™)	(102)	376	(7,608)	(7,334)	300	—	11,653	(42)	11,911	4,577	120,479	125,056	22	(3)	859	878
Touchstone Value Plus (Grandmaster™)	65	329	(3,238)	(2,844)	—	(484)	7,808	(8)	7,316	4,472	40,899	45,371	—	(38)	581	543
Touchstone Value Plus (IQ Annuity™)	(232)	9,355	(21,747)	(12,624)	—	(9,440)	(8,489)	(117)	(18,046)	(30,670)	243,173	212,503	—	(789)	(740)	(1,529)
Touchstone Value Plus (Pinnacle Plus™)	(1,515)	25,377	(40,883)	(17,021)	28,269	(69,211)	(11,945)	(112)	(52,999)	(70,020)	364,532	294,512	2,018	(4,806)	(883)	(3,671)
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	5,753	37,754	(34,260)	9,247	—	(6,568)	(78,240)	(1,256)	(86,064)	(76,817)	405,054	328,237	—	(424)	(4,168)	(4,592)
JP Morgan Mid Cap Value (GrandMaster flex3™)	1,497	21,417	(21,031)	1,883	—	(50,601)	(2)	(211)	(50,814)	(48,931)	242,952	194,021	—	(2,868)	—	(2,868)
JP Morgan Mid Cap Value (Grandmaster™)	1,719	14,156	(12,757)	3,118	24	(36,288)	(25,637)	(42)	(61,943)	(58,825)	147,799	88,974	2	(2,472)	(1,715)	(4,185)
JP Morgan Mid Cap Value (IQ3™)	705	10,053	(9,346)	1,412	—	(1,059)	(37,026)	(105)	(38,190)	(36,778)	122,154	85,376	—	(64)	(2,101)	(2,165)
JP Morgan Mid Cap Value (Pinnacle Plus™)	7,057	52,372	(49,874)	9,555	—	(50,217)	(17)	(930)	(51,164)	(41,609)	1,072,900	1,031,291	—	(2,991)	(1)	(2,992)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	203,899	2,452,265	(2,499,805)	156,359	74,111	(3,173,675)	(1,784,347)	(6,541)	(4,890,452)	(4,734,093)	26,407,460	21,673,367	1,176	(50,109)	(29,049)	(77,982)
Fidelity VIP Growth (Grandmaster™)	(46,087)	185,456	2,341,242	2,480,611	6,051	(1,998,075)	(809,702)	(4,207)	(2,805,933)	(325,322)	11,385,444	11,060,122	100	(30,484)	(12,551)	(42,935)
Fidelity VIP High Income (Grandmaster™)	296,426	(33,083)	(178,514)	84,829	11,399	(1,315,801)	(381,144)	(1,816)	(1,687,362)	(1,602,533)	5,954,593	4,352,060	646	(74,265)	(21,460)	(95,079)
Fidelity VIP II Asset Manager (Grandmaster™)	360,493	378,187	240,672	979,352	26,324	(1,366,741)	(395,023)	(2,727)	(1,738,167)	(758,815)	8,030,414	7,271,599	743	(38,656)	(11,001)	(48,914)
Fidelity VIP II Contrafund (Grandmaster™)	951,189	6,843,475	(4,208,486)	3,586,178	100,980	(3,451,175)	(374,839)	(6,725)	(3,731,759)	(145,581)	24,395,283	24,249,702	2,328	(80,885)	(8,435)	(86,992)
Fidelity VIP II Index 500 (Grandmaster™)	182,289	911,634	(730,516)	363,407	—	(1,967,312)	(272,418)	(3,081)	(2,242,811)	(1,879,404)	9,233,417	7,354,013	—	(57,095)	(7,832)	(64,927)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)(April 27)*	(3,615)	(506)	14,481	10,360	—	(6,104)	593,446	(1,537)	585,805	596,165	—	596,165	—	(764)	59,285	58,521
Fidelity VIP II Investment Grade Bond (Grandmaster™)	96,995	(43,794)	31,462	84,663	9,092	(658,237)	(110,422)	(1,009)	(760,576)	(675,913)	3,307,483	2,631,570	342	(24,669)	(4,183)	(28,510)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)(April 27)*	(3,721)	(266)	8,097	4,110	—	(51,161)	380,490	(84)	329,245	333,355	—	333,355	—	(5,104)	37,951	32,847
Fidelity VIP II Investment Grade Bond (IQ3™)(April 27)*	(2,084)	422	3,982	2,320	—	(7,464)	169,442	(350)	161,628	163,948	—	163,948	—	(778)	16,922	16,144
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)(April 27)*	(4,412)	(1,147)	9,312	3,753	—	(4,910)	384,703	(198)	379,595	383,348	—	383,348	—	(512)	38,317	37,805
Fidelity VIP III Balanced (Grandmaster™)	120,431	186,003	(101,217)	205,217	3,722	(385,807)	(762,108)	(844)	(1,145,037)	(939,820)	3,129,664	2,189,844	233	(23,506)	(46,895)	(70,168)
Fidelity VIP III Growth & Income (Grandmaster™)	112,051	256,249	(21,107)	347,193	1,112	(714,186)	70,687	(1,048)	(643,435)	(296,242)	3,502,276	3,206,034	58	(37,492)	3,620	(33,814)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(16,490)	98,682	150,747	232,939	4,165	(301,956)	(22,189)	(496)	(320,476)	(87,537)	1,250,521	1,162,984	308	(22,765)	(1,550)	(24,007)
Fidelity VIP Overseas (AnnuiChoice™)(April 27)*	3,691	4,140	17,471	25,302	—	(13,704)	362,575	(1,235)	347,636	372,938	—	372,938	—	(1,437)	36,562	35,125
Fidelity VIP Overseas (AnnuiChoice II™)(April27)*	556	32	2,586	3,174	—	(241)	52,308	(18)	52,049	55,223	—	55,223	—	(24)	5,231	5,207
Fidelity VIP Overseas (Grandmaster™)	87,979	1,658,128	(980,620)	765,487	10,816	(920,936)	(417,324)	(1,782)	(1,329,226)	(563,739)	5,161,252	4,597,513	296	(23,806)	(9,564)	(33,074)
Fidelity VIP Overseas (GrandmasterFlex3™)(April27)*	2,047	3,959	16,465	22,471	—	(21,457)	350,477	(42)	328,978	351,449	—	351,449	—	(2,100)	35,327	33,227
Fidelity VIP Overseas (IQ3™)(April 27)*	910	7,328	9,197	17,435	—	(919)	179,692	(60)	178,713	196,148	—	196,148	—	(94)	18,626	18,532
Fidelity VIP Overseas (Pinnacle Plus™)(April 27)*	4,998	1,076	36,852	42,926	—	(10,839)	754,983	(440)	743,704	786,630	—	786,630	—	(1,079)	75,512	74,433

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	$673	$9,169	$(5,168)	$4,674	$3,373	$(1,594)	$56,954	$(390)	$58,343	$63,017	$20,007	$83,024	294	(174)	5,378	5,498
Touchstone Aggressive ETF (AnnuiChoice II™)	6,884	16,393	(13,381)	9,896	72,811	—	252,947	(600)	325,158	335,054	306,547	641,601	6,556	(54)	22,681	29,183
Touchstone Aggressive ETF (GrandmasterFlex3™)(April 30)*	814	1,685	(4,776)	(2,277)	51,154	—	20,470	(10)	71,614	69,337	—	69,337	5,046	(1)	2,013	7,058
Touchstone Aggressive ETF (Pinnacle Plus™)(April 30)*	1,037	2,620	(5,197)	(1,540)	2,822	(466)	99,894	(19)	102,231	100,691	—	100,691	289	(48)	10,017	10,258
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)(February 12)*	1,945	8,277	(9,216)	1,006	308,572	—	(26)	(501)	308,045	309,051	—	309,051	28,103	(45)	(2)	28,056
Touchstone Conservative ETF (AnnuiChoice II ™)(January 12)*	363	107	890	1,360	31,594	(96)	9,849	(6)	41,341	42,701	—	42,701	3,026	(9)	909	3,926
Touchstone Conservative ETF (GrandmasterFlex3™)(June 11)*	9,770	1,785	(12,748)	(1,193)	652,985	(374)	50,329	—	702,940	701,747	—	701,747	64,593	(37)	5,092	69,648
Touchstone Conservative ETF (Pinnacle Plus™)(May 21)*	3,391	593	(1,095)	2,889	109,856	(5,555)	144,306	(8)	248,599	251,488	—	251,488	10,859	(554)	14,676	24,981
Touchstone Enhanced ETF (AnnuiChoice™)	3,299	2,583	(5,317)	565	51,689	—	174,935	(655)	225,969	226,534	55,473	282,007	4,687	(56)	15,204	19,835
Touchstone Enhanced ETF (AnnuiChoice II™)	2,507	1,674	(7,582)	(3,401)	140	—	181,360	(15)	181,485	178,084	11,349	189,433	12	(1)	15,967	15,978
Touchstone Enhanced ETF (GrandmasterFlex3™)(April 30)*	3,527	2,612	(16,570)	(10,431)	163,978	(227)	108,149	(15)	271,885	261,454	—	261,454	16,525	(25)	10,625	27,125
Touchstone Enhanced ETF (Pinnacle Plus™)(April 30)*	5,361	3,139	(20,926)	(12,426)	120,671	(8,167)	323,533	(204)	435,833	423,407	—	423,407	12,404	(865)	32,425	43,964
Touchstone Moderate ETF (AnnuiChoice™)	3,217	2,757	2,153	8,127	36,346	(2,142)	242,398	(417)	276,185	284,312	178,382	462,694	3,354	(230)	21,710	24,834
Touchstone Moderate ETF (AnnuiChoice II™)	4,140	2,430	(6,073)	497	97,087	(3,014)	349,221	(20)	443,274	443,771	24,755	468,526	9,019	(269)	31,614	40,364
Touchstone Moderate ETF (GrandmasterFlex3™)(May 3)*	3,076	1,989	(7,460)	(2,395)	179,338	(109)	245,169	(31)	424,367	421,972	—	421,972	17,813	(14)	24,725	42,524
Touchstone Moderate ETF (Pinnacle Plus™)(April 30)*	21,465	9,586	(33,778)	(2,727)	1,690,101	(6,625)	287,582	(879)	1,970,179	1,967,452	—	1,967,452	170,105	(759)	29,087	198,433
Touchstone Money Market (AnnuiChoice™)	61,654	—	—	61,654	82,701	(323,280)	(504,255)	(11,053)	(755,887)	(694,233)	1,955,101	1,260,868	8,132	(31,448)	(46,955)	(70,271)
Touchstone Money Market (AnnuiChoice II™)(April 9)*	603	—	—	603	13,357	(74)	9,996	(15)	23,264	23,867	—	23,867	1,306	(9)	976	2,273
Touchstone Money Market (GrandMaster flex3™)	79,946	—	—	79,946	335,217	(1,911,263)	2,770,577	(613)	1,193,918	1,273,864	1,903,131	3,176,995	31,861	(182,120)	263,729	113,470
Touchstone Money Market (IQ Annuity™)	173,963	—	—	173,963	3,297,821	(2,243,375)	4,530,281	(3,518)	5,581,209	5,755,172	2,411,166	8,166,338	312,385	(212,169)	428,692	528,908
Touchstone Money Market (Pinnacle Plus™)	79,538	—	—	79,538	1,843,808	(59,106)	(486,396)	(619)	1,297,687	1,377,225	1,611,307	2,988,532	175,238	(5,712)	(44,612)	124,914
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(23,612)	1,611,039	(903,611)	683,816	3,960	(708,095)	(1,565,720)	(792)	(2,270,647)	(1,586,831)	5,498,552	3,911,721	123	(20,943)	(44,809)	(65,629)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	12,525	11,156	10,682	34,363	23,390	(30,527)	(1,253)	(905)	(9,295)	25,068	245,383	270,451	1,903	(2,479)	(100)	(676)
Fidelity VIP Asset Manager (AnnuiChoice II™)(November 5)*	192	—	(211)	(19)	7,396	—	—	—	7,396	7,377	—	7,377	620	—	—	620
Fidelity VIP Asset Manager (GrandMaster flex3™)	7,409	15,006	(4,268)	18,147	—	(61,570)	(78,990)	(31)	(140,591)	(122,444)	234,031	111,587	—	(4,966)	(7,185)	(12,151)
Fidelity VIP Asset Manager (IQ3™)	20,897	30,032	5,262	56,191	—	(110,801)	146,397	(325)	35,271	91,462	443,422	534,884	—	(8,843)	11,276	2,433
Fidelity VIP Asset Manager (Pinnacle Plus™)	6,090	3,826	6,941	16,857	—	(3,083)	65,051	(94)	61,874	78,731	105,436	184,167	—	(256)	5,172	4,916
Fidelity VIP Balanced (AnnuiChoice™)	15,921	17,033	(8,184)	24,770	23,464	(54,866)	6,233	(1,308)	(26,477)	(1,707)	336,924	335,217	1,811	(4,229)	423	(1,995)
Fidelity VIP Balanced (AnnuiChoice II™)(June 5)*	46	39	(200)	(115)	15,592	(7,376)	—	(12)	8,204	8,089	—	8,089	1,365	(653)	—	712
Fidelity VIP Balanced (GrandMaster ™)(April 27)*	4,036	29	(8,926)	(4,861)	13,567	(17,147)	545,104	(5)	541,519	536,658	—	536,658	1,058	(1,321)	41,876	41,613
Fidelity VIP Balanced (GrandMaster flex3™)	17,043	14,420	(102)	31,361	11,493	(10,831)	146,152	(169)	146,645	178,006	393,487	571,493	851	(784)	10,590	10,657
Fidelity VIP Balanced (IQ3™)	18,348	18,650	(17,719)	19,279	47,169	(42,593)	43,629	(306)	47,899	67,178	402,447	469,625	3,802	(3,499)	2,763	3,066
Fidelity VIP Balanced (Pinnacle Plus™)	16,153	10,181	257	26,591	10,873	(13,391)	182,843	(218)	180,107	206,698	360,851	567,549	887	(1,046)	14,043	13,884
Fidelity VIP Contrafund (AnnuiChoice™)	128,059	710,422	(426,558)	411,923	87,542	(139,117)	97,855	(8,443)	37,837	449,760	2,577,975	3,027,735	5,332	(8,568)	5,019	1,783
Fidelity VIP Contrafund (GrandMaster flex3™)	100,738	656,165	(419,644)	337,259	354,632	(335,793)	147,665	(945)	165,559	502,818	2,197,642	2,700,460	20,347	(19,574)	8,032	8,805
Fidelity VIP Contrafund (IQ3™)	109,345	749,193	(440,710)	417,828	304,867	(605,275)	(71,992)	(1,264)	(373,664)	44,164	2,917,142	2,961,306	19,659	(38,031)	(6,160)	(24,532)
Fidelity VIP Contrafund (Pinnacle Plus™)	161,796	959,122	(609,642)	511,276	85,840	(195,775)	1,207,455	(2,613)	1,094,907	1,606,183	2,713,116	4,319,299	5,143	(11,286)	70,482	64,339
Fidelity VIP Contrafund (AnnuiChoice II™)	37,817	174,930	(111,191)	101,556	642,194	(17,308)	69,680	(33)	694,533	796,089	68,504	864,593	57,907	(1,464)	6,720	63,163
Fidelity VIP Contrafund Standard (IQ Advisor™)	324	1,407	(724)	1,007	—	—	(1)	—	(1)	1,006	6,064	7,070	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)(April 27)*	(271)	283	(6,945)	(6,933)	—	(4,060)	78,002	(134)	73,808	66,875	—	66,875	—	(422)	7,829	7,407
Fidelity VIP Disclipined Small Cap (IQ™)(April 27)*	(500)	528	(5,949)	(5,921)	—	—	75,262	(1)	75,261	69,340	—	69,340	—	—	7,704	7,704
Fidelity VIP Disclipined Small Cap (Grandmaster™)(April 27)*	(147)	(136)	(2,457)	(2,740)	—	(426)	25,607	(5)	25,176	22,436	—	22,436	—	(45)	2,536	2,491
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)(April 27)*	(336)	(753)	(3,179)	(4,268)	—	(12,989)	65,394	—	52,405	48,137	—	48,137	—	(1,310)	6,662	5,352
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)(April 27)*	(348)	82	(4,441)	(4,707)	23,203	(287)	30,412	(20)	53,308	48,601	—	48,601	2,332	(33)	3,109	5,408
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	4,082	5,752	(4,716)	5,118	—	(1,106)	123	(558)	(1,541)	3,577	90,163	93,740	—	(101)	7	(94)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	1,315	18,000	(15,108)	4,207	10,092	(1,821)	(54,132)	(45)	(45,906)	(41,699)	85,347	43,648	721	(120)	(3,692)	(3,091)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	72,369	108,797	(154,147)	27,019	19,508	(104,746)	651,714	(511)	565,965	592,984	1,157,857	1,750,841	1,294	(6,865)	41,023	35,452
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	3,567	6,849	(5,380)	5,036	—	(7,879)	1,001	(42)	(6,920)	(1,884)	94,015	92,131	—	(397)	51	(346)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	8,442	31,784	(27,783)	12,443	129,492	(6,464)	(68,511)	(409)	54,108	66,551	171,198	237,749	8,982	(467)	(4,596)	3,919
Fidelity VIP Equity-Income (AnnuiChoice™)	11,719	151,249	(158,620)	4,348	39,203	(220,109)	60,916	(4,570)	(124,560)	(120,212)	1,076,057	955,845	2,699	(15,348)	4,071	(8,578)
Fidelity VIP Equity-Income (AnnuiChoice II™)(May 14)*	3,047	10,957	(12,164)	1,840	157,965	(16,500)	(181)	—	141,284	143,124	—	143,124	14,451	(1,421)	(16)	13,014

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (GrandMaster flex3™)	$1,804	$54,868	$(61,065)	$(4,393)	$25,893	$(67,422)	$(4,632)	$(159)	$(46,320)	$(50,713)	$499,240	$448,527	1,628	(4,448)	(510)	(3,330)
Fidelity VIP Equity-Income (IQ3™)	8,029	145,707	(157,520)	(3,784)	93,661	(62,028)	(9,014)	(1,264)	21,355	17,571	968,954	986,525	7,061	(4,674)	(906)	1,481
Fidelity VIP Equity-Income (Pinnacle Plus™)	14,331	205,986	(243,987)	(23,670)	49,031	(93,207)	410,520	(1,781)	364,563	340,893	1,948,349	2,289,242	3,152	(6,050)	25,948	23,050
Fidelity VIP Freedom 2010 (Grandmaster™)(October 30)*	2,591	684	(5,001)	(1,726)	—	(1,380)	90,467	—	89,087	87,361	—	87,361	—	(134)	8,670	8,536
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)(November 9)*	42	13	(126)	(71)	—	—	35,947	—	35,947	35,876	—	35,876	—	—	3,510	3,510
Fidelity VIP Freedom 2010 (IQ3™)(November 2)*	766	197	(1,399)	(436)	26,833	(501)	—	—	26,332	25,896	—	25,896	2,581	(49)	—	2,532
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)(August 28)*	345	110	(191)	264	7,500	—	5,103	—	12,603	12,867	—	12,867	761	—	493	1,254
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)(November 9)*	49	15	(74)	(10)	—	—	1,559	—	1,559	1,549	—	1,549	—	—	151	151
Fidelity VIP Freedom 2015 (IQ3™)(June 13)*	9,567	3,108	(14,745)	(2,070)	318,012	(750)	10,854	(6)	328,110	326,040	—	326,040	30,834	(74)	1,082	31,842
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)(December 12)*	1,036	307	(1,308)	35	33,554	—	—	—	33,554	33,589	—	33,589	3,270	—	—	3,270
Fidelity VIP Freedom 2020 (IQ3™)(October 22)*	1,125	362	(1,998)	(511)	40,184	—	(1)	—	40,183	39,672	—	39,672	3,870	—	—	3,870
Fidelity VIP Freedom 2020 (Pinnacle Plus™)(October 19)*	548	179	(994)	(267)	—	—	20,001	—	20,001	19,734	—	19,734	—	—	1,928	1,928
Fidelity VIP Freedom 2030 (Pinnacle Plus™)(December 24)*	69	22	(105)	(14)	2,028	—	—	—	2,028	2,014	—	2,014	197	—	—	197
Fidelity VIP Growth & Income (AnnuiChoice™)	6,731	12,758	902	20,391	—	(22,001)	2,987	(887)	(19,901)	490	208,952	209,442	—	(1,726)	173	(1,553)
Fidelity VIP Growth & Income (AnnuiChoice II™)(June 11)*	10	1	58	69	—	—	4,232	(4)	4,228	4,297	—	4,297	—	—	362	362
Fidelity VIP Growth & Income (GrandMaster flex3™)	5,685	17,998	(343)	23,340	8,099	(18,539)	(3,361)	(28)	(13,829)	9,511	219,144	228,655	561	(1,235)	(166)	(840)
Fidelity VIP Growth & Income (IQ3™)	4,411	22,228	(12,141)	14,498	982	(19,419)	(61,789)	(197)	(80,423)	(65,925)	187,923	121,998	90	(1,695)	(5,342)	(6,947)
Fidelity VIP Growth & Income (Pinnacle Plus™)	4,412	6,681	2,356	13,449	3,019	(14,650)	201,837	(141)	190,065	203,514	147,223	350,737	224	(1,094)	14,218	13,348
Fidelity VIP Growth (AnnuiChoice™)	(1,508)	13,232	46,091	57,815	—	(43,654)	98,070	(1,201)	53,215	111,030	198,558	309,588	15	(4,046)	8,773	4,742
Fidelity VIP Growth (AnnuiChoice II™)(June 11)*	(18)	8	2,314	2,304	53,851	—	7,939	(8)	61,782	64,086	—	64,086	4,213	(1)	642	4,854
Fidelity VIP Growth (GrandMaster™)(April 27)*	(1,795)	11,200	17,356	26,761	30,016	(35,476)	715,817	(34)	710,323	737,084	—	737,084	2,632	(3,319)	63,630	62,943
Fidelity VIP Growth (GrandMaster flex3™)	(2,282)	12,957	32,869	43,544	4,876	(47,636)	120,324	(37)	77,527	121,071	169,506	290,577	364	(3,664)	8,617	5,317
Fidelity VIP Growth (IQ3™)	(3,725)	59,660	14,667	70,602	139,512	(90,506)	20,231	(279)	68,958	139,560	361,364	500,924	16,810	(10,915)	(810)	5,085
Fidelity VIP Growth (Pinnacle Plus™)	(5,048)	71,188	24,265	90,405	6,056	(20,776)	206,618	(422)	191,476	281,881	309,646	591,527	408	(1,509)	14,711	13,610
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(420)	3,374	5,337	8,291	—	(14,154)	(468)	(199)	(14,821)	(6,530)	47,825	41,295	—	(1,142)	(38)	(1,180)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(1,974)	13,828	5,270	17,124	4,180	(8,284)	5,100	(98)	898	18,022	110,766	128,788	287	(636)	14	(335)
Fidelity VIP Growth Opportunities (IQ3™)	(1,909)	9,370	9,187	16,648	1,350	(54,261)	142,336	(63)	89,362	106,010	59,563	165,573	112	(4,286)	11,470	7,296
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	(1,955)	36,708	(6,267)	28,486	15,518	(2,220)	149,294	(157)	162,435	190,921	75,585	266,506	1,125	(167)	10,390	11,348
Fidelity VIP High Income (AnnuiChoice™)	23,971	(3,420)	(16,463)	4,088	(335)	(44,556)	51,187	(1,097)	5,199	9,287	324,003	333,290	—	(3,067)	3,358	291
Fidelity VIP High Income (AnnuiChoice II™)(February 26)*	904	(161)	(1,080)	(337)	6,804	(6,563)	12,334	—	12,575	12,238	—	12,238	625	(624)	1,149	1,150
Fidelity VIP High Income (GrandMaster flex3™)	21,639	39,464	(16,862)	44,241	—	(433,126)	(1,421,523)	(205)	(1,854,854)	(1,810,613)	2,351,799	541,186	—	(31,547)	(101,869)	(133,416)
Fidelity VIP High Income (IQ3™)	40,232	83,543	(29,001)	94,774	139,167	(224,629)	(2,655,221)	(762)	(2,741,445)	(2,646,671)	3,661,360	1,014,689	11,112	(18,122)	(211,733)	(218,743)
Fidelity VIP High Income (Pinnacle Plus™)	18,434	(482)	(15,905)	2,047	288	(35,541)	38,098	(140)	2,705	4,752	280,546	285,298	22	(2,817)	2,987	192
Fidelity VIP II Index 500 (AnnuiChoice™)	21,232	43,053	(65,687)	(1,402)	5,929	(83,844)	1,223,444	(6,458)	1,139,071	1,137,669	431,823	1,569,492	477	(7,352)	97,038	90,163
Fidelity VIP II Index 500 (AnnuiChoice II™)(April 27)*	987	28	(2,544)	(1,529)	43,443	(619)	51,330	(97)	94,057	92,528	—	92,528	4,319	(70)	5,134	9,383
Fidelity VIP II Index 500 (Grandmaster™)(April 27)*	17,219	(284)	(47,383)	(30,448)	16,881	(213,679)	3,016,257	(577)	2,818,882	2,788,434	—	2,788,434	3,578	(21,290)	300,872	283,160
Fidelity VIP II Index 500 (GrandmasterFlex3™)(April 27)*	6,047	1,403	(23,138)	(15,688)	27,310	(98,065)	1,067,540	(639)	996,146	980,458	—	980,458	2,769	(9,741)	106,673	99,701
Fidelity VIP Index 500 (IQ3™)	12,104	115,873	(116,283)	11,694	12,577	(212,415)	477,595	(880)	276,877	288,571	599,317	887,888	1,089	(19,074)	42,092	24,107
Fidelity VIP Index 500 (Pinnacle Plus™)	14,855	23,022	(73,301)	(35,424)	7,284	(79,151)	2,314,423	(502)	2,242,054	2,206,630	93,790	2,300,420	493	(5,403)	157,111	152,201
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	29,191	(6,679)	4,697	27,209	—	(86,168)	(11,492)	(3,488)	(101,148)	(73,939)	955,423	881,484	4	(7,103)	(926)	(8,025)
Fidelity VIP Investment Grade Bond (GrandMaster ™)(April 30)*	(2,336)	1,662	9,367	8,693	5,260	(27,731)	361,740	(68)	339,201	347,894	—	347,894	530	(2,787)	36,558	34,301
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	10,407	(961)	1,094	10,540	57,542	(58,425)	(6,056)	(119)	(7,058)	3,482	415,541	419,023	5,329	(5,520)	(430)	(621)
Fidelity VIP Investment Grade Bond (IQ3™)	31,236	(14,708)	11,526	28,054	147,384	(181,944)	(141,600)	(1,647)	(177,807)	(149,753)	1,220,572	1,070,819	11,786	(14,680)	(11,387)	(14,281)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	6,978	(1,692)	5,216	10,502	—	(28,669)	159,928	(485)	130,774	141,276	311,612	452,888	—	(2,750)	15,192	12,442
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	363	(101)	1,728	1,990	217,389	(4,227)	45,992	—	259,154	261,144	16,751	277,895	20,859	(412)	4,500	24,947
Fidelity VIP Mid Cap (AnnuiChoice™)	(3,882)	177,343	(53,401)	120,060	796	(191,802)	66,648	(4,077)	(128,435)	(8,375)	1,056,138	1,047,763	73	(9,326)	2,427	(6,826)
Fidelity VIP Mid Cap (GrandMaster flex3™)	(16,552)	169,727	47,345	200,520	133,555	(161,843)	315,493	(544)	286,661	487,181	1,436,959	1,924,140	6,267	(7,774)	14,958	13,451
Fidelity VIP Mid Cap (IQ Annuity™)	(17,278)	433,459	(162,215)	253,966	66,192	(237,657)	(173,291)	(959)	(345,715)	(91,749)	1,925,737	1,833,988	3,263	(10,865)	(8,636)	(16,238)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(23,158)	301,771	(24,772)	253,841	174,149	(83,114)	441,281	(2,650)	529,666	783,507	1,716,251	2,499,758	8,763	(4,021)	20,707	25,449
Fidelity VIP Mid Cap (AnnuiChoice II™)	(235)	905	2,292	2,962	20,526	(3,348)	39,387	(4)	56,561	59,523	5,589	65,112	1,757	(285)	3,438	4,910
Fidelity VIP Mid Cap (Grandmaster™)	(7,309)	5,647	41,015	39,353	15,267	(65,336)	1,279,920	(152)	1,229,699	1,269,052	12,999	1,282,051	853	(3,631)	73,231	70,453
Fidelity VIP Overseas (AnnuiChoice™)	12,331	66,868	(23,669)	55,530	368	(60,550)	572,105	(2,696)	509,227	564,757	297,726	862,483	38	(3,450)	30,671	27,259
Fidelity VIP Overseas (GrandMaster™)(April 27)*	29,510	2,378	38,180	70,068	11,162	(84,181)	2,610,591	(236)	2,537,336	2,607,404	—	2,607,404	1,076	(7,985)	253,515	246,606

See accompanying notes.

* - 2007 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster flex3™)	$7,805	$65,512	$490	$73,807	$115,883	$(115,928)	$371,961	$(194)	$371,722	$445,529	$368,579	$814,108	7,144	(6,893)	22,295	22,546
Fidelity VIP Overseas (IQ3™)	9,862	79,371	(12,086)	77,147	168,758	(149,233)	465,592	(400)	484,717	561,864	348,329	910,193	11,882	(10,069)	32,424	34,237
Fidelity VIP Overseas (Pinnacle Plus™)	12,629	138,938	(46,288)	105,279	137,038	(27,316)	387,369	(964)	496,127	601,406	585,412	1,186,818	7,106	(1,375)	18,367	24,098
Fidelity VIP Overseas (AnnuiChoice II™)	819	1,572	5,221	7,612	20,732	—	33,370	(34)	54,068	61,680	14,518	76,198	1,732	(3)	2,973	4,702
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	15,816	5,952	(9,246)	12,522	—	—	—	(763)	(763)	11,759	229,617	241,376	—	(43)	—	(43)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	4,497	2,618	(3,731)	3,384	—	(21,749)	(7,555)	(26)	(29,330)	(25,946)	83,827	57,881	—	(1,247)	(398)	(1,645)
Van Kampen UIF Emerging Markets Debt (IQ3™)	7,165	1,276	(3,742)	4,699	—	(1,103)	(66,432)	(164)	(67,699)	(63,000)	105,258	42,258	—	(74)	(3,780)	(3,854)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	13,856	89,430	(215,830)	(112,544)	903	(14,369)	(714,779)	(1,357)	(729,602)	(842,146)	1,077,666	235,520	33	(609)	(29,124)	(29,700)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	5,405	196,553	(338,122)	(136,164)	49,670	(137,907)	(391,362)	(273)	(479,872)	(616,036)	1,019,462	403,426	1,808	(5,260)	(16,872)	(20,324)
Van Kampen UIF U.S. Real Estate (IQ3™)	1,953	51,564	(106,303)	(52,786)	2,000	(24,373)	(22,072)	(419)	(44,864)	(97,650)	263,016	165,366	74	(934)	(1,478)	(2,338)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	9,078	(95,949)	(21,346)	(108,217)	520,066	(577)	(466,591)	(20)	52,878	(55,339)	120,259	64,920	43,615	(55)	(47,178)	(3,618)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	2,835	59,386	(11,357)	50,864	56,976	(15,560)	79,331	(473)	120,274	171,138	358,092	529,230	2,747	(791)	3,611	5,567
Franklin Growth and Income Securities (AnnuiChoice™)	19,484	39,203	(145,077)	(86,390)	9	(25,909)	828,188	(2,360)	799,928	713,538	114,010	827,548	4	(1,756)	50,527	48,775
Franklin Growth and Income Securities (AnnuiChoice II™)(April 9)*	845	1,391	(5,480)	(3,244)	48,668	(7,590)	—	(1)	41,077	37,833	—	37,833	4,348	(684)	—	3,664
Franklin Growth and Income Securities (GrandMaster flex3™)	9,484	32,072	(95,763)	(54,207)	40,212	(44,873)	403,401	(130)	398,610	344,403	194,041	538,444	2,647	(2,946)	25,029	24,730
Franklin Growth and Income Securities (Grandmaster™)	34,328	121,569	(323,185)	(167,288)	1,285	(200,241)	1,623,510	(189)	1,424,365	1,257,077	387,585	1,644,662	79	(12,797)	100,870	88,152
Franklin Growth and Income Securities (IQ Annuity™)	34,489	96,252	(317,204)	(186,463)	29,615	(150,592)	1,470,735	(1,100)	1,348,658	1,162,195	459,746	1,621,941	1,911	(9,704)	90,089	82,296
Franklin Growth and Income Securities (Pinnacle Plus™)	35,640	139,893	(383,704)	(208,171)	15,016	(78,739)	1,767,656	(956)	1,702,977	1,494,806	507,688	2,002,494	1,041	(5,369)	115,745	111,417
Franklin Income Securities (AnnuiChoice™)	16,635	20,062	(23,599)	13,098	791	(38,587)	90,214	(1,867)	50,551	63,649	531,701	595,350	55	(2,348)	5,143	2,850
Franklin Income Securities (AnnuiChoice II™)(January 12)*	1,684	305	(2,939)	(950)	82,331	(1,677)	52,899	(18)	133,535	132,585	—	132,585	7,501	(155)	4,801	12,147
Franklin Income Securities (GrandMaster flex3™)	61,976	95,664	(107,280)	50,360	837,644	(391,394)	217,749	(1,602)	662,397	712,757	2,608,160	3,320,917	49,318	(22,989)	12,788	39,117
Franklin Income Securities (Grandmaster™)	81,428	133,533	(137,926)	77,035	2,055	(273,669)	951,521	(708)	679,199	756,234	2,699,119	3,455,353	121	(15,996)	56,716	40,841
Franklin Income Securities (IQ Annuity™)	36,585	64,293	(67,894)	32,984	650,075	(112,325)	(15,984)	(1,094)	520,672	553,656	1,640,263	2,193,919	38,144	(6,633)	(890)	30,621
Franklin Income Securities (Pinnacle Plus™)	48,478	28,403	(45,694)	31,187	99,641	(101,032)	620,801	(1,673)	617,737	648,924	2,093,738	2,742,662	6,573	(6,862)	41,162	40,873
Franklin Large Cap Growth Securities (AnnuiChoice™)	(225)	6,658	(3,434)	2,999	—	(9,054)	8,411	(58)	(701)	2,298	58,725	61,023	—	(628)	579	(49)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(2,391)	25,838	(10,093)	13,354	6,425	(74,248)	66,261	(52)	(1,614)	11,740	277,869	289,609	438	(5,082)	4,576	(68)
Franklin Large Cap Growth Securities (Grandmaster™)	(975)	9,465	(2,877)	5,613	72	(30,353)	148,856	(46)	118,529	124,142	152,797	276,939	5	(2,049)	10,070	8,026
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,567)	17,118	(4,551)	10,000	45,178	(3,044)	73,507	(126)	115,515	125,515	300,245	425,760	3,037	(213)	4,871	7,695
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(4,243)	44,568	(25,882)	14,443	29,152	(36,774)	115,649	(303)	107,724	122,167	336,121	458,288	2,265	(2,799)	8,732	8,198
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(148)	798	203	853	73,580	(238)	16,822	(38)	90,126	90,979	8,494	99,473	6,462	(23)	1,535	7,974
Franklin Mutual Shares Securities (AnnuiChoice™)	9,915	105,523	(84,340)	31,098	680	(63,766)	324,292	(3,444)	257,762	288,860	852,762	1,141,622	57	(3,711)	18,650	14,996
Franklin Mutual Shares Securities (AnnuiChoice II™)(January 12)*	859	3,331	(4,911)	(721)	145,476	(1,670)	114,152	(151)	257,807	257,086	—	257,086	12,980	(164)	10,454	23,270
Franklin Mutual Shares Securities (GrandMaster flex3™)	8,424	94,883	(91,813)	11,494	718,287	(156,693)	112,881	(607)	673,868	685,362	1,460,392	2,145,754	40,214	(8,701)	6,338	37,851
Franklin Mutual Shares Securities (IQ Annuity™)	3,724	54,088	(51,800)	6,012	386,910	(49,125)	(56,540)	(383)	280,862	286,874	617,608	904,482	21,716	(2,813)	(3,183)	15,720
Franklin Mutual Shares Securities (Pinnacle Plus™)	9,525	124,742	(120,147)	14,120	42,719	(83,247)	611,534	(798)	570,208	584,328	1,446,513	2,030,841	2,588	(5,172)	37,747	35,163
Franklin Mutual Shares Securities Standard (IQ Advisor™)	200	404	(229)	375	—	—	—	—	—	375	13,121	13,496	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	6,863	137,544	(155,709)	(11,302)	8,620	(308,485)	2,171,825	(482)	1,871,478	1,860,176	1,305,748	3,165,924	486	(17,307)	121,192	104,371
Franklin Small Cap Value Securities (AnnuiChoice™)(July 16)*	(26)	(651)	(48)	(725)	—	(96)	1,787	(1)	1,690	965	—	965	—	(10)	118	108
Franklin Small Cap Value Securities (GrandmasterFlex3™)(May 3)*	(29)	924	(6,173)	(5,278)	32,792	—	27,299	(14)	60,077	54,799	—	54,799	3,422	(1)	2,757	6,178
Franklin Small Cap Value Securities (IQ3 ™)(May 23)*	(32)	(6,246)	(623)	(6,901)	2,047	—	15,208	(3)	17,252	10,351	—	10,351	213	—	953	1,166
Franklin Small Cap Value Securities (Pinnacle Plus ™)(July 24)*	(97)	(7)	(1,488)	(1,592)	2,028	—	14,000	—	16,028	14,436	—	14,436	221	—	1,408	1,629
Templeton Foriegn Securities Fund (GrandMaster flex3™)	2,955	64,108	9,552	76,615	181,374	(110,137)	76,381	(165)	147,453	224,068	525,109	749,177	8,836	(5,334)	3,495	6,997
Templeton Foriegn Securities Fund (Grandmaster™)	1,286	53,312	(16,851)	37,747	84	(50,559)	57,806	(41)	7,290	45,037	247,153	292,190	4	(2,359)	2,841	486
Templeton Foriegn Securities Fund (Pinnacle Plus™)	2,981	100,043	(10,442)	92,582	79,478	(27,297)	302,872	(784)	354,269	446,851	585,351	1,032,202	4,156	(1,519)	15,634	18,271
Templeton Foreign Securities Fund (AnnuiChoice™)	1,198	14,409	598	16,205	—	(28,218)	59,773	(349)	31,206	47,411	86,788	134,199	8	(1,288)	2,844	1,564
Templeton Foreign Securities Fund (AnnuiChoice II™)	39	381	698	1,118	3,668	(660)	14,890	(3)	17,895	19,013	1,777	20,790	300	(53)	1,253	1,500
Templeton Growth Securities (AnnuiChoice™)	1,365	14,335	(15,140)	560	—	(38,607)	77,834	(469)	38,758	39,318	79,702	119,020	—	(2,033)	4,047	2,014
Templeton Growth Securities (AnnuiChoice II™)(January 12)*	80	628	(920)	(212)	32,147	(894)	7,939	(9)	39,183	38,971	—	38,971	2,881	(82)	696	3,495
Templeton Growth Securities (GrandMaster flex3™)	728	77,533	(83,777)	(5,516)	515,219	(48,898)	51,453	(467)	517,307	511,791	1,047,764	1,559,555	27,244	(2,687)	2,715	27,272
Templeton Growth Securities (Grandmaster™)	4,726	100,554	(86,052)	19,228	98	(173,871)	(595,593)	(163)	(769,529)	(750,301)	1,165,372	415,071	5	(9,147)	(31,656)	(40,798)
Templeton Growth Securities (IQ Annuity™)	(347)	187,261	(144,997)	41,917	291,460	(666,464)	(364,060)	(1,821)	(740,885)	(698,968)	1,584,184	885,216	15,498	(34,929)	(18,938)	(38,369)

See accompanying notes.

* - 2007 inception date of division.

	Increase (decrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (Pinnacle Plus™)	$(404)	$111,919	$(104,300)	$7,215	$33,988	$(73,419)	$40,755	$(402)	$922	$8,137	$1,047,827	$1,055,964	1,904	(4,245)	2,431	90
Templeton Growth Securities Standard (IQ Advisor™)	73	275	(231)	117	—	—	—	—	—	117	6,760	6,877	—	—	—	—
Van Kampen LIT Comstock (AnnuiChoice™)	775	2,685	(7,269)	(3,809)	121	(148)	10	(12)	(29)	(3,838)	114,804	110,966	6	(9)	1	(2)
Van Kampen LIT Comstock (GrandMaster flex3™)	520	16,291	(26,589)	(9,778)	5,400	(42,502)	3,728	(69)	(33,443)	(43,221)	319,292	276,071	304	(2,447)	217	(1,926)
Van Kampen LIT Comstock (Grandmaster™)	672	12,201	(18,083)	(5,210)	226	(20,535)	(46,520)	(82)	(66,911)	(72,121)	184,400	112,279	13	(1,191)	(2,853)	(4,031)
Van Kampen LIT Comstock (IQ Annuity™)	232	6,504	(12,776)	(6,040)	26,880	(949)	(27,310)	(73)	(1,452)	(7,492)	145,862	138,370	1,524	(59)	(1,591)	(126)
Van Kampen LIT Comstock (Pinnacle Plus™)	(167)	20,986	(34,267)	(13,448)	—	(62,004)	47,522	(219)	(14,701)	(28,149)	342,023	313,874	—	(4,058)	3,061	(997)
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(191)	101	2,077	1,987	—	(14,595)	445	(5)	(14,155)	(12,168)	23,454	11,286	—	(1,046)	34	(1,012)
Van Kampen LIT Strategic Growth (AnnuiChoice™)(October 31)*	(16)	(79)	(552)	(647)	—	(762)	10,284	—	9,522	8,875	—	8,875	—	(50)	609	559
Van Kampen LIT Strategic Growth (Grandmaster™)	(48)	329	216	497	—	(6,691)	159	(2)	(6,534)	(6,037)	6,463	426	—	(460)	10	(450)
Van Kampen LIT Strategic Growth (IQ Annuity™)	(19)	6	192	179	—	—	2	(13)	(11)	168	1,219	1,387	—	(1)	—	(1)
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	(2,433)	37,236	(6,386)	28,417	134,510	(104)	60,221	(46)	194,581	222,998	86,774	309,772	11,087	(11)	4,365	15,441
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)(Nov 14)*	(13)	—	35	22	—	—	10,000	(5)	9,995	10,017	—	10,017	—	—	982	982
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	3,811	395	(783)	3,423	—	(18,512)	(38,164)	(62)	(56,738)	(53,315)	76,610	23,295	—	(1,110)	(2,223)	(3,333)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)(May 7)*	(52)	(116)	1,869	1,701	—	(3,304)	200,893	(37)	197,552	199,253	—	199,253	—	(330)	19,940	19,610
Van Kampen UIF Emerging Markets Debt (IQ3 ™)(July 20)*	(582)	20	1,506	944	—	—	228,961	(30)	228,931	229,875	—	229,875	—	(2)	13,487	13,485
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	20,743	6,977	(12,262)	15,458	—	(30,849)	28,510	(655)	(2,994)	12,464	313,991	326,455	—	(2,142)	2,007	(135)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(827)	148,382	(35,572)	111,983	30,973	(19,466)	253,527	(887)	264,147	376,130	589,515	965,645	905	(611)	3,025	3,319
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(6,553)	99,329	146,359	239,135	87,757	(34,289)	633,420	(243)	686,645	925,780	506,946	1,432,726	2,443	(1,007)	15,676	17,112
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(3,756)	140,675	23,991	160,910	1,993	(141,175)	273,883	(170)	134,531	295,441	464,980	760,421	47	(3,677)	6,320	2,690
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)(July 20)*	(1,266)	35,383	1,094	35,211	10,074	(8,429)	289,015	(90)	290,570	325,781	113,030	438,811	264	(198)	6,504	6,570
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(7,743)	211,157	96,378	299,792	9,450	(14,798)	357,863	(1,211)	351,304	651,096	656,612	1,307,708	265	(520)	10,994	10,739
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(759)	21,762	44,928	65,931	89,742	—	101,521	(50)	191,213	257,144	71,544	328,688	7,320	(3)	6,463	13,780
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)(May 2)*	601	(4,775)	(512)	(4,686)	28,556	—	(18,301)	(11)	10,244	5,558	—	5,558	2,926	(1)	(2,205)	720
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)(May 9)*	369	(2,191)	(7,877)	(9,699)	25,218	(115)	54,686	(2)	79,787	70,088	—	70,088	2,715	(13)	6,386	9,088
Van Kampen UIF U.S. Real Estate (Grandmaster™)	3,431	109,201	(201,962)	(89,330)	2,500	(156,107)	(79,067)	(144)	(232,818)	(322,148)	661,095	338,947	84	(5,748)	(3,074)	(8,738)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)(April 30)*	522	266	(19,116)	(18,328)	38,453	(607)	73,635	(20)	111,461	93,133	—	93,133	4,040	(73)	8,143	12,110
Van Kampen UIF U.S. Real Estate (IQ3 ™)(April 18)*	(178)	(953)	(13,574)	(14,705)	21,432	(2,650)	111,623	(6)	130,399	115,694	—	115,694	754	(101)	4,414	5,067
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	2,666	211,844	(427,833)	(213,323)	157,583	(65,551)	(96,071)	(1,726)	(5,765)	(219,088)	1,075,497	856,409	6,419	(3,004)	(4,359)	(944)
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	23	9,594	(14,147)	(4,530)	—	(3,174)	15,122	(794)	11,154	6,624	131,233	137,857	—	(252)	970	718
DWS Small Cap Index VIP (AnnuiChoice II™)(January 12)*	(10)	505	(911)	(416)	12,177	—	—	—	12,177	11,761	—	11,761	1,115	—	—	1,115
DWS Small Cap Index VIP (GrandMaster flex3™)	(1,299)	24,643	(31,765)	(8,421)	—	(52,817)	(34,042)	(66)	(86,925)	(95,346)	286,787	191,441	—	(3,274)	(2,145)	(5,419)
DWS Small Cap Index VIP (Grandmaster™)	(547)	(6,333)	(2,816)	(9,696)	20	(13,177)	15,268	(23)	2,088	(7,608)	24,636	17,028	1	(971)	460	(510)
DWS Small Cap Index VIP (IQ3™)	(735)	14,339	(15,223)	(1,619)	2,800	(1,478)	(30,169)	(196)	(29,043)	(30,662)	133,282	102,620	186	(110)	(1,864)	(1,788)
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,507)	38,272	(56,305)	(21,540)	14,730	(16,356)	30,581	(397)	28,558	7,018	527,373	534,391	907	(1,052)	1,934	1,789

See accompanying notes.

* - 2007 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2006

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$3,219	$7,300	$65,669	$76,188	$94,461	$(46,834)	$35,887	$(2,386)	$81,128	$157,316	$545,124	$702,440	8,752	(4,476)	3,231	7,507
Touchstone Aggressive ETF (GrandMaster flex3™)	(319)	27,178	45,467	72,326	24,000	(5,804)	94,439	(120)	112,515	184,841	493,400	678,241	2,127	(509)	9,107	10,725
Touchstone Aggressive ETF (Grandmaster™)	2,326	23,891	213,206	239,423	52,034	(143,400)	77,025	(678)	(15,019)	224,404	1,976,974	2,201,378	4,811	(13,329)	7,450	(1,068)
Touchstone Aggressive ETF (IQ Annuity™)	(593)	35,253	78,506	113,166	110,756	(112,465)	41,414	(338)	39,367	152,533	938,908	1,091,441	9,920	(10,356)	3,897	3,461
Touchstone Aggressive ETF (Pinnacle Plus™)	2,502	909	48,360	51,771	90,975	(6,793)	333,858	(216)	417,824	469,595	194,897	664,492	8,409	(636)	30,131	37,904
Touchstone Balanced (AnnuiChoice™)	611	28,892	(16,632)	12,871	—	(6,263)	(93,103)	(695)	(100,061)	(87,190)	217,350	130,160	—	(532)	(7,315)	(7,847)
Touchstone Balanced (GrandMaster flex3™)	707	58,366	(22,661)	36,412	17,407	(141,599)	(26,727)	(247)	(151,166)	(114,754)	508,324	393,570	1,340	(10,826)	(2,043)	(11,529)
Touchstone Balanced (Grandmaster™)	(42)	278	(5)	231	—	(3,498)	—	—	(3,498)	(3,267)	3,267	—	—	(287)	—	(287)
Touchstone Balanced (IQ Annuity™)	752	27,285	(5,686)	22,351	33,136	(15,077)	(50,742)	(262)	(32,945)	(10,594)	256,169	245,575	2,618	(1,234)	(3,994)	(2,610)
Touchstone Balanced (Pinnacle Plus™)	753	34,972	(5,352)	30,373	2,633	(9,240)	15,626	(444)	8,575	38,948	328,321	367,269	209	(761)	1,234	682
Touchstone Baron Small Cap (AnnuiChoice™)	(4,428)	46,805	28,161	70,538	50	(13,258)	(62,725)	(1,658)	(77,591)	(7,053)	418,549	411,496	6	(891)	(3,450)	(4,335)
Touchstone Baron Small Cap (GrandMaster flex3™)	(9,540)	75,568	23,117	89,145	80,210	(23,021)	44,412	(171)	101,430	190,575	550,836	741,411	5,244	(1,418)	2,102	5,928
Touchstone Baron Small Cap (Grandmaster™)	(4,896)	18,195	41,859	55,158	14,234	(20,191)	76,882	(201)	70,724	125,882	284,289	410,171	1,010	(1,463)	5,826	5,373
Touchstone Baron Small Cap (IQ Annuity™)	(17,868)	304,614	(110,997)	175,749	94,929	(132,996)	25,457	(564)	(13,174)	162,575	1,090,658	1,253,233	5,900	(8,401)	1,461	(1,040)
Touchstone Baron Small Cap (Pinnacle Plus™)	(9,660)	56,435	45,476	92,251	49,997	(38,443)	44,431	(641)	55,344	147,595	495,356	642,951	3,069	(2,513)	3,358	3,914
Touchstone Conservative ETF (AnnuiChoice™)	(10)	14	1,931	1,935	25,989	—	—	(7)	25,982	27,917	4,772	32,689	2,478	(1)	—	2,477
Touchstone Conservative ETF (GrandMaster flex3™)	(7,196)	8,239	73,243	74,286	216,126	(22,089)	63,263	(103)	257,197	331,483	1,117,717	1,449,200	20,256	(2,093)	5,387	23,550
Touchstone Conservative ETF (Grandmaster™)	(606)	224	9,122	8,740	13,714	(925)	3,282	(19)	16,052	24,792	127,702	152,494	1,250	(90)	310	1,470
Touchstone Conservative ETF (IQ Annuity™)	(7,347)	8,701	78,924	80,278	51,345	(76,292)	164,188	(262)	138,979	219,257	1,193,049	1,412,306	4,819	(7,255)	15,198	12,762
Touchstone Conservative ETF (Pinnacle Plus™)	(4,026)	2,794	43,947	42,715	1,181	(9,717)	420,008	(259)	411,213	453,928	333,074	787,002	114	(946)	40,268	39,436
Touchstone Core Bond (AnnuiChoice™)	8,712	144	(973)	7,883	549	(14,362)	40,848	(913)	26,122	34,005	231,566	265,571	51	(1,339)	3,593	2,305
Touchstone Core Bond (GrandMaster flex3™)	16,067	1,939	(3,890)	14,116	52,686	(137,632)	106,586	(179)	21,461	35,577	538,991	574,568	4,938	(12,897)	9,981	2,022
Touchstone Core Bond (Grandmaster™)	(461)	5,402	7	4,948	120	(24,374)	23,076	(21)	(1,199)	3,749	12,279	16,028	12	(2,332)	2,644	324
Touchstone Core Bond (IQ Annuity™)	12,014	(4,846)	4,724	11,892	41,826	(158,323)	(52,582)	(786)	(169,865)	(157,973)	617,542	459,569	3,886	(14,281)	(4,794)	(15,189)
Touchstone Core Bond (Pinnacle Plus™)	5,943	(120)	(1,109)	4,714	3,591	(4,889)	16,139	(119)	14,722	19,436	200,966	220,402	352	(491)	1,564	1,425
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	(23)	2,002	(74)	1,905	—	(35,930)	1	(25)	(35,954)	(34,049)	40,914	6,865	—	(3,422)	—	(3,422)
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	(262)	1,183	3,974	4,895	—	(2,958)	(1)	(7)	(2,966)	1,929	32,742	34,671	—	(211)	—	(211)
Touchstone Eagle Capital Appreciation (IQ Annuity™)	(893)	19,443	2,678	21,228	9,956	(2,673)	(53,384)	(245)	(46,346)	(25,118)	173,865	148,747	853	(257)	(4,925)	(4,329)
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	(451)	1,981	6,701	8,231	13,572	(1,104)	(358)	(82)	12,028	20,259	44,913	65,172	1,051	(93)	3	961
Touchstone Mid Cap Growth (AnnuiChoice™)	(2,324)	(2,527)	38,941	34,090	114	(2,407)	(125,096)	(880)	(128,269)	(94,179)	287,845	193,666	7	(204)	(7,817)	(8,014)
Touchstone Mid Cap Growth (GrandMaster flex3™)	(3,024)	13,236	15,403	25,615	9,150	(16,166)	109,790	(15)	102,759	128,374	138,826	267,200	586	(1,015)	6,848	6,419
Touchstone Mid Cap Growth (Grandmaster™)	(1,976)	9,466	11,408	18,898	13,955	(751)	4,042	(62)	17,184	36,082	122,528	158,610	1,052	(60)	305	1,297
Touchstone Mid Cap Growth (IQ Annuity™)	(4,867)	7,489	40,920	43,542	10,069	(58,916)	(4,960)	(266)	(54,073)	(10,531)	342,094	331,563	589	(3,604)	(338)	(3,353)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(9,079)	29,391	51,814	72,126	67,798	(4,977)	28,140	(877)	90,084	162,210	437,689	599,899	4,322	(377)	2,104	6,049
Touchstone Enhanced Dividend 30 (AnnuiChoice™)	7	—	93	100	—	—	—	(4)	(4)	96	399	495	—	—	—	—
Touchstone Enhanced Dividend 30 (GrandMaster flex3™)	465	607	11,378	12,450	—	(2,012)	(5,594)	(38)	(7,644)	4,806	55,646	60,452	—	(179)	(491)	(670)
Touchstone Enhanced Dividend 30 (Grandmaster™)	91	131	1,833	2,055	—	(791)	1	(3)	(793)	1,262	8,429	9,691	—	(66)	—	(66)
Touchstone Enhanced Dividend 30 (IQ Annuity™)	1,643	292	7,753	9,688	66,904	—	(543)	(12)	66,349	76,037	25,885	101,922	5,595	(1)	(39)	5,555
Touchstone Enhanced Dividend 30 (Pinnacle Plus™)	475	10,259	6,287	17,021	—	(6,400)	14,881	(46)	8,435	25,456	49,767	75,223	—	(522)	1,494	972
Touchstone Enhanced ETF (AnnuiChoice™)	(4,745)	6,351	237,732	239,338	86,860	(1,084)	25,122	(3,548)	107,350	346,688	1,610,417	1,957,105	7,456	(396)	2,265	9,325
Touchstone Enhanced ETF (GrandMaster flex3™)	(12,336)	6,784	209,759	204,207	387,097	(864)	155,711	(236)	541,708	745,915	1,216,472	1,962,387	33,268	(89)	13,440	46,619
Touchstone Enhanced ETF (Grandmaster™)	(19,823)	16,209	404,425	400,811	38,292	(73,961)	267,066	(694)	230,703	631,514	2,808,714	3,440,228	3,193	(6,392)	22,613	19,414
Touchstone Enhanced ETF (IQ Annuity™)	(9,716)	40,921	135,281	166,486	139,233	(232,316)	472,895	(277)	379,535	546,021	909,755	1,455,776	12,298	(19,344)	40,814	33,768
Touchstone Enhanced ETF (Pinnacle Plus™)	(1,711)	734	62,478	61,501	180,599	(6,061)	371,953	(111)	546,380	607,881	177,746	785,627	16,132	(516)	31,418	47,034
Touchstone Growth & Income (AnnuiChoice™)	486	8,906	(3,848)	5,544	4,644	(1,504)	(50,959)	(134)	(47,953)	(42,409)	81,872	39,463	376	(122)	(4,145)	(3,891)
Touchstone Growth & Income (GrandMaster flex3™)	(16)	2,572	833	3,389	3,600	(117)	(77,889)	—	(74,406)	(71,017)	84,814	13,797	296	(10)	(6,312)	(6,026)
Touchstone Growth & Income (IQ Annuity™)	303	3,989	151	4,443	—	(13,234)	117	(93)	(13,210)	(8,767)	50,326	41,559	—	(1,092)	9	(1,083)
Touchstone Growth & Income (Pinnacle Plus™)	641	8,759	(400)	9,000	—	(5,861)	(684)	(141)	(6,686)	2,314	82,955	85,269	—	(473)	(68)	(541)

See accompanying notes.

* - 2006 inception date of division.

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AnnuiChoice™)	$24,204	$(596)	$(6,081)	$17,527	$—	$(3,215)	$184,644	$(435)	$180,994	$198,521	$166,017	$364,538	—	(258)	12,971	12,713
Touchstone High Yield (GrandMaster flex3™)	25,636	615	361	26,612	18,211	(59,079)	(2,674)	(182)	(43,724)	(17,112)	466,309	449,197	1,397	(4,462)	(214)	(3,279)
Touchstone High Yield (Grandmaster™)	15,566	11,243	(11,357)	15,452	—	(119,636)	(2,495)	(13)	(122,144)	(106,692)	370,844	264,152	—	(10,666)	(618)	(11,284)
Touchstone High Yield (IQ Annuity™)	23,093	1,987	(353)	24,727	22,678	(40,285)	(4,839)	(697)	(23,143)	1,584	396,687	398,271	1,659	(2,935)	(329)	(1,605)
Touchstone High Yield (Pinnacle Plus™)	51,215	4,377	(5,396)	50,196	25,682	(77,672)	162,687	(554)	110,143	160,339	740,592	900,931	2,181	(6,620)	13,838	9,399
Touchstone Moderate ETF (AnnuiChoice™)	531	1,850	22,877	25,258	97,215	(7,572)	33,867	(169)	123,341	148,599	141,588	290,187	9,122	(699)	3,188	11,611
Touchstone Moderate ETF (GrandMaster flex3™)	(8,177)	15,448	162,336	169,607	173,476	(44,506)	242,171	(349)	370,792	540,399	1,599,604	2,140,003	15,986	(4,010)	22,246	34,222
Touchstone Moderate ETF (Grandmaster™)	(1,569)	8,211	28,647	35,289	720	(67,864)	34,013	(51)	(33,182)	2,107	375,529	377,636	66	(6,149)	3,170	(2,913)
Touchstone Moderate ETF (IQ Annuity™)	(7,482)	55,958	143,334	191,810	344,169	(79,675)	(160,137)	(1,162)	103,195	295,005	1,871,044	2,166,049	31,996	(7,581)	(13,995)	10,420
Touchstone Moderate ETF (Pinnacle Plus™)	(3,178)	4,138	68,096	69,056	145,461	(40,665)	195,893	(450)	300,239	369,295	603,628	972,923	13,155	(3,801)	18,135	27,489
Touchstone Money Market (AnnuiChoice™)	16,395	—	—	16,395	—	(11,241)	(14,010)	(2,520)	(27,771)	(11,376)	430,369	418,993	—	(1,307)	(1,305)	(2,612)
Touchstone Money Market (Grandmaster™)	176,526	—	—	176,526	65,700	(2,090,691)	1,104,385	(1,867)	(922,473)	(745,947)	5,398,889	4,652,942	6,430	(203,050)	107,479	(89,141)
Touchstone Money Market (IQ Annuity™)	495	—	—	495	—	(8,409)	(30,031)	(45)	(38,485)	(37,990)	41,092	3,102	—	(823)	(2,909)	(3,732)
Touchstone Third Avenue Value (AnnuiChoice™)	3,507	308,570	(100,890)	211,187	741,755	(25,648)	(141,863)	(3,836)	570,408	781,595	977,031	1,758,626	43,764	(1,684)	(7,925)	34,155
Touchstone Third Avenue Value (GrandMaster flex3™)	(11,416)	309,967	(5,037)	293,514	226,501	(111,845)	304,337	(913)	418,080	711,594	1,955,436	2,667,030	13,176	(6,582)	17,016	23,610
Touchstone Third Avenue Value (Grandmaster™)	(6,162)	195,963	135,860	325,661	179,352	(218,176)	534,850	(928)	495,098	820,759	2,109,001	2,929,760	12,181	(14,910)	34,951	32,222
Touchstone Third Avenue Value (IQ Annuity™)	(11,060)	296,542	162,089	447,571	210,731	(206,892)	268,356	(2,092)	270,103	717,674	3,000,059	3,717,733	12,721	(12,812)	16,214	16,123
Touchstone Third Avenue Value (Pinnacle Plus™)	(13,101)	254,127	50,473	291,499	146,519	(137,627)	267,267	(1,642)	274,517	566,016	1,972,639	2,538,655	7,930	(7,606)	14,595	14,919
Touchstone Third Avenue Value (AnnuiChoice II™)(September 01)*	649	4,044	(1,810)	2,883	74,195	—	858	—	75,053	77,936	—	77,936	7,039	—	79	7,118
Touchstone Third Avenue Value (IQ Advisor Enhanced™)	(37)	(272)	—	(309)	13,399	(6,557)	(6,533)	—	309	—	—	—	913	(464)	(449)	—
Touchstone Value Plus (AnnuiChoice™)	(307)	8,116	18,793	26,602	3,902	(19,111)	(4,950)	(581)	(20,740)	5,862	155,456	161,318	354	(1,826)	(414)	(1,886)
Touchstone Value Plus (GrandMaster flex3™)	(1,099)	12,240	10,280	21,421	12,025	—	(36,497)	(42)	(24,514)	(3,093)	123,572	120,479	1,024	(4)	(2,871)	(1,851)
Touchstone Value Plus (Grandmaster™)	(190)	145	6,351	6,306	—	(429)	—	(4)	(433)	5,873	35,026	40,899	—	(36)	(1)	(37)
Touchstone Value Plus (IQ Annuity™)	(1,425)	10,395	29,273	38,243	5,180	(20,184)	(5,626)	(137)	(20,767)	17,476	225,697	243,173	491	(1,894)	(521)	(1,924)
Touchstone Value Plus (Pinnacle Plus™)	(2,190)	6,228	45,962	50,000	14,764	(18,100)	54,508	(17)	51,155	101,155	263,377	364,532	1,148	(1,415)	4,090	3,823
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	2,834	6,640	45,683	55,157	—	(2,322)	(2,548)	(1,152)	(6,022)	49,135	355,919	405,054	—	(213)	(163)	(376)
JP Morgan Mid Cap Value (GrandMaster flex3™)	512	26,368	7,046	33,926	10,012	(33,811)	(19,181)	(312)	(43,292)	(9,366)	252,318	242,952	628	(2,135)	(1,175)	(2,682)
JP Morgan Mid Cap Value (Grandmaster™)	15,212	152,994	(61,783)	106,423	11,024	(65,484)	(1,127,690)	(309)	(1,182,459)	(1,076,036)	1,223,835	147,799	852	(5,027)	(84,270)	(88,445)
JP Morgan Mid Cap Value (IQ3™)	885	13,263	4,187	18,335	3,090	(19,987)	(40,490)	(134)	(57,521)	(39,186)	161,340	122,154	193	(1,266)	(2,590)	(3,663)
JP Morgan Mid Cap Value (Pinnacle Plus™)	1,271	48,123	92,024	141,418	26,552	(87,622)	62,696	(730)	896	142,314	930,586	1,072,900	1,743	(5,727)	4,209	225
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	848,012	3,005,242	544,363	4,397,617	83,616	(3,312,091)	(896,926)	(8,036)	(4,133,437)	264,180	26,143,280	26,407,460	1,480	(59,618)	(16,983)	(75,121)
Fidelity VIP Growth (Grandmaster™)	(111,382)	(385,669)	1,102,496	605,445	79,896	(2,363,459)	(184,879)	(5,311)	(2,473,753)	(1,868,308)	13,253,752	11,385,444	1,375	(41,198)	(3,635)	(43,458)
Fidelity VIP High Income (Grandmaster™)	364,561	50,481	171,102	586,144	27,023	(1,222,854)	72,588	(2,690)	(1,125,933)	(539,789)	6,494,382	5,954,593	1,621	(73,852)	5,174	(67,057)
Fidelity VIP II Asset Manager (Grandmaster™)	134,403	(186,890)	531,272	478,785	57,220	(1,702,929)	(403,717)	(3,338)	(2,052,764)	(1,573,979)	9,604,393	8,030,414	1,730	(52,749)	(12,428)	(63,447)
Fidelity VIP II Contrafund (Grandmaster™)	(14,182)	3,939,770	(1,558,879)	2,366,709	400,008	(4,103,758)	423,709	(8,273)	(3,288,314)	(921,605)	25,316,888	24,395,283	10,633	(109,071)	11,010	(87,428)
Fidelity VIP II Index 500 (Grandmaster™)	45,060	686,099	496,783	1,227,942	—	(1,747,285)	(285,287)	(3,996)	(2,036,568)	(808,626)	10,042,043	9,233,417	—	(57,483)	(9,513)	(66,996)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	103,630	(42,018)	39,831	101,443	30,880	(648,688)	(190,679)	(1,177)	(809,664)	(708,221)	4,015,704	3,307,483	1,198	(25,352)	(7,227)	(31,381)
Fidelity VIP III Balanced (Grandmaster™)	25,408	301,980	(40,392)	286,996	20,317	(569,884)	394,467	(1,058)	(156,158)	130,838	2,998,826	3,129,664	1,382	(38,859)	26,239	(11,238)
Fidelity VIP III Growth & Income (Grandmaster™)	(10,077)	589,821	(135,798)	443,946	8,822	(811,814)	(1,135,431)	(1,411)	(1,939,834)	(1,495,888)	4,998,164	3,502,276	523	(48,872)	(68,081)	(116,430)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(8,358)	58,826	(5,933)	44,535	4,882	(324,971)	(91,912)	(690)	(412,691)	(368,156)	1,618,677	1,250,521	425	(28,450)	(7,441)	(35,466)
Fidelity VIP Overseas (Grandmaster™)	17,854	690,128	90,335	798,317	22,460	(1,290,835)	(250,601)	(1,944)	(1,520,920)	(722,603)	5,883,855	5,161,252	670	(39,615)	(8,174)	(47,119)
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)(July 31)*	217	5	1,038	1,260	14,874	(127)	4,002	(2)	18,747	20,007	—	20,007	1,463	(12)	381	1,832
Touchstone Aggressive ETF (AnnuiChoice II™)(September 01)*	3,475	20	7,471	10,966	242,491	—	53,127	(37)	295,581	306,547	—	306,547	23,574	(4)	5,022	28,592
Touchstone Enhanced ETF (AnnuiChoice™)(July 31)*	222	5	2,008	2,235	7,807	—	45,432	(1)	53,238	55,473	—	55,473	769	—	4,253	5,022
Touchstone Enhanced ETF (AnnuiChoice II™)(September 01)*	45	1	344	390	2,979	—	7,980	—	10,959	11,349	—	11,349	297	—	749	1,046
Touchstone Moderate ETF (AnnuiChoice™)(July 31)*	1,257	51	6,478	7,786	100,918	(673)	70,351	—	170,596	178,382	—	178,382	9,944	(65)	6,725	16,604
Touchstone Moderate ETF (AnnuiChoice II™)(September 01)*	174	3	746	923	21,481	—	2,351	—	23,832	24,755	—	24,755	2,116	—	225	2,341
Touchstone Money Market (AnnuiChoice™)	73,819	—	—	73,819	10,448	(305,863)	165,886	(10,822)	(140,351)	(66,532)	2,021,633	1,955,101	1,308	(30,837)	16,272	(13,257)

See accompanying notes.

* - 2006 inception date of division.

	Increase (decrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class (continued):
Touchstone Money Market (GrandMaster flex3™)	$52,222	$—	$—	$52,222	$511,524	$(703,462)	$1,292,867	$(267)	$1,100,662	$1,152,884	$750,247	$1,903,131	50,486	(69,025)	127,804	109,265
Touchstone Money Market (IQ Annuity™)	109,761	—	—	109,761	1,415,602	(1,267,796)	(1,956,442)	(4,119)	(1,812,755)	(1,702,994)	4,114,160	2,411,166	139,298	(125,297)	(190,587)	(176,586)
Touchstone Money Market (Pinnacle Plus™)	36,019	—	—	36,019	203,370	(73,660)	540,685	(362)	670,033	706,052	905,255	1,611,307	20,056	(7,256)	53,193	65,993
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(4,265)	1,073,287	(574,055)	494,967	149,859	(552,098)	761,095	(1,076)	357,780	852,747	4,645,805	5,498,552	5,006	(18,321)	24,065	10,750
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	6,165	6,749	(509)	12,405	28,259	(111,211)	(51,609)	(1,038)	(135,599)	(123,194)	368,577	245,383	2,404	(9,857)	(4,577)	(12,030)
Fidelity VIP Asset Manager (GrandMaster flex3™)	1,820	5,541	7,009	14,370	39,575	(2,191)	(69,616)	(58)	(32,290)	(17,920)	251,951	234,031	3,769	(210)	(6,402)	(2,843)
Fidelity VIP Asset Manager (IQ3™)	5,501	22,487	(2,785)	25,203	8,473	(65,562)	(43,374)	(282)	(100,745)	(75,542)	518,964	443,422	792	(6,009)	(3,914)	(9,131)
Fidelity VIP Asset Manager (Pinnacle Plus™)	522	262	3,960	4,744	—	(3,373)	26,265	(40)	22,852	27,596	77,840	105,436	—	(302)	2,316	2,014
Fidelity VIP Balanced (AnnuiChoice™)	2,075	14,982	14,677	31,734	49,657	(29,038)	12,460	(1,103)	31,976	63,710	273,214	336,924	4,222	(2,497)	1,043	2,768
Fidelity VIP Balanced (GrandMaster flex3™)	129	19,703	18,565	38,397	78,377	(6,423)	(34,565)	(94)	37,295	75,692	317,795	393,487	6,483	(519)	(2,580)	3,384
Fidelity VIP Balanced (IQ3™)	2,572	57,605	(16,891)	43,286	1,600	(84,432)	(97,658)	(281)	(180,771)	(137,485)	539,932	402,447	144	(7,593)	(8,850)	(16,299)
Fidelity VIP Balanced (Pinnacle Plus™)	(556)	11,288	17,059	27,791	44,149	(14,598)	48,249	(127)	77,673	105,464	255,387	360,851	3,741	(1,252)	4,110	6,599
Fidelity VIP Contrafund (AnnuiChoice™)	1,604	452,898	(230,073)	224,429	774,467	(261,557)	110,199	(6,538)	616,571	841,000	1,736,975	2,577,975	50,558	(17,476)	7,147	40,229
Fidelity VIP Contrafund (GrandMaster flex3™)	(9,306)	276,135	(84,443)	182,386	187,595	(281,654)	361,682	(1,011)	266,612	448,998	1,748,644	2,197,642	12,666	(18,708)	23,491	17,449
Fidelity VIP Contrafund (IQ3™)	(13,678)	673,684	(385,660)	274,346	300,920	(316,097)	(32,654)	(1,246)	(49,077)	225,269	2,691,873	2,917,142	22,001	(23,496)	(1,206)	(2,701)
Fidelity VIP Contrafund (Pinnacle Plus™)	(12,409)	290,939	(70,692)	207,838	215,982	(95,779)	543,778	(1,456)	662,525	870,363	1,842,753	2,713,116	14,105	(6,273)	35,433	43,265
Fidelity VIP Contrafund (AnnuiChoice II™)(September 01)*	316	4,897	(4,003)	1,210	66,695	—	599	—	67,294	68,504	—	68,504	6,334	—	56	6,390
Fidelity VIP Contrafund Standard (IQ Advisor™)	25	486	78	589	—	—	1	—	1	590	5,474	6,064	—	—	—	—
Fidelity VIP Contrafund (IQ Advisor Enhanced™)	(38)	(188)	—	(226)	13,399	(6,604)	(6,569)	—	226	—	—	—	979	(495)	(484)	—
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(338)	2,306	(2,666)	(698)	1,866	(548)	89,758	(215)	90,861	90,163	—	90,163	137	(53)	5,789	5,873
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	(765)	2,639	5,892	7,766	13,047	(275)	28,100	(8)	40,864	48,630	36,717	85,347	983	(21)	2,157	3,119
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	(7,297)	38,837	(44,752)	(13,212)	30,697	(59,622)	1,161,132	(237)	1,131,970	1,118,758	39,099	1,157,857	2,305	(4,613)	80,489	78,181
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(2,489)	64,618	(27,602)	34,527	—	(23,628)	(43,365)	(74)	(67,067)	(32,540)	126,555	94,015	—	(1,368)	(1,215)	(2,583)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	(1,765)	15,971	933	15,139	28,889	(1,093)	55,954	(211)	83,539	98,678	72,520	171,198	2,068	(99)	4,404	6,373
Fidelity VIP Equity-Income (AnnuiChoice™)	33,127	195,324	(58,020)	170,431	44,437	(160,624)	15,494	(3,519)	(104,212)	66,219	1,009,838	1,076,057	3,322	(12,887)	966	(8,599)
Fidelity VIP Equity-Income (GrandMaster flex3™)	12,366	58,698	7,407	78,471	9,603	(26,267)	1,908	(149)	(14,905)	63,566	435,674	499,240	720	(2,001)	256	(1,025)
Fidelity VIP Equity-Income (IQ3™)	27,445	138,592	(11,971)	154,066	21,063	(102,252)	(62,441)	(1,069)	(144,699)	9,367	959,587	968,954	1,797	(8,665)	(5,636)	(12,504)
Fidelity VIP Equity-Income (Pinnacle Plus™)	40,646	187,636	49,883	278,165	95,673	(71,351)	296,609	(1,164)	319,767	597,932	1,350,417	1,948,349	7,072	(5,137)	21,447	23,382
Fidelity VIP Growth & Income (AnnuiChoice™)	(599)	16,004	8,403	23,808	17,866	(25,221)	(33,722)	(693)	(41,770)	(17,962)	226,914	208,952	1,484	(2,132)	(2,847)	(3,495)
Fidelity VIP Growth & Income (GrandMaster flex3™)	(1,804)	5,467	17,931	21,594	—	(2,438)	28,516	(26)	26,052	47,646	171,498	219,144	—	(192)	2,281	2,089
Fidelity VIP Growth & Income (IQ3™)	(1,471)	29,554	(5,337)	22,746	975	(74,619)	(33,369)	(187)	(107,200)	(84,454)	272,377	187,923	97	(7,206)	(3,235)	(10,344)
Fidelity VIP Growth & Income (Pinnacle Plus™)	(1,306)	6,431	9,912	15,037	—	(1,101)	(11,666)	(106)	(12,873)	2,164	145,059	147,223	—	(100)	(970)	(1,070)
Fidelity VIP Growth (AnnuiChoice™)	(1,924)	18,740	(11,317)	5,499	55,539	(82,483)	(82,559)	(794)	(110,297)	(104,798)	303,356	198,558	5,649	(8,754)	(8,813)	(11,918)
Fidelity VIP Growth (GrandMaster flex3™)	(2,289)	4,598	6,587	8,896	—	(46,581)	43,632	(58)	(3,007)	5,889	163,617	169,506	—	(3,967)	3,785	(182)
Fidelity VIP Growth (IQ3™)	(5,158)	20,755	1,712	17,309	6,677	(97,669)	(601)	(335)	(91,928)	(74,619)	435,983	361,364	870	(13,115)	(40)	(12,285)
Fidelity VIP Growth (Pinnacle Plus™)	(3,672)	2,505	13,587	12,420	23,136	(9,343)	71,634	(271)	85,156	97,576	212,070	309,646	2,017	(786)	5,963	7,194
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(252)	2,003	13	1,764	—	(6,147)	(2)	(155)	(6,304)	(4,540)	52,365	47,825	—	(567)	—	(567)
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(578)	671	2,181	2,274	—	(2,636)	71,071	(44)	68,391	70,665	40,101	110,766	—	(202)	5,575	5,373
Fidelity VIP Growth Opportunities (IQ3™)	2	1,485	(174)	1,313	—	(1,603)	52,155	(15)	50,537	51,850	7,713	59,563	—	(148)	5,026	4,878
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	(879)	185	3,163	2,469	—	(469)	—	(107)	(576)	1,893	73,692	75,585	—	(46)	—	(46)
Fidelity VIP High Income (AnnuiChoice™)	20,657	(1,181)	11,450	30,926	3,677	(19,755)	19,213	(802)	2,333	33,259	290,744	324,003	269	(1,453)	1,482	298
Fidelity VIP High Income (GrandMaster flex3™)	146,262	(75,808)	112,891	183,345	—	(242,490)	(177,189)	(267)	(419,946)	(236,601)	2,588,400	2,351,799	—	(19,013)	(16,079)	(35,092)
Fidelity VIP High Income (IQ3™)	230,438	(39,009)	83,109	274,538	155,441	(484,733)	1,148,098	(837)	817,969	1,092,507	2,568,853	3,661,360	13,412	(42,014)	98,616	70,014
Fidelity VIP High Income (Pinnacle Plus™)	16,206	(441)	8,082	23,847	294	(16,965)	9,717	(109)	(7,063)	16,784	263,762	280,546	25	(1,435)	822	(588)
Fidelity VIP Index 500 (AnnuiChoice™)	3,008	24,898	30,386	58,292	—	(26,330)	(87,220)	(2,256)	(115,806)	(57,514)	489,337	431,823	—	(2,559)	(8,124)	(10,683)
Fidelity VIP Index 500 (IQ3™)	1,287	27,177	49,733	78,197	—	(94,299)	(35,343)	(456)	(130,098)	(51,901)	651,218	599,317	—	(9,586)	(3,677)	(13,263)
Fidelity VIP Index 500 (Pinnacle Plus™)	(173)	1,953	9,751	11,531	—	(2,142)	(15,373)	(46)	(17,561)	(6,030)	99,820	93,790	—	(170)	(1,224)	(1,394)
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	27,743	(13,469)	15,321	29,595	3,123	(13,389)	(115,382)	(3,529)	(129,177)	(99,582)	1,055,005	955,423	255	(1,394)	(9,483)	(10,622)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	6,787	(1,536)	6,470	11,721	81,346	(2,534)	(33,498)	(42)	45,272	56,993	358,548	415,541	7,932	(248)	(3,166)	4,518
Fidelity VIP Investment Grade Bond (IQ3™)	32,902	(44,669)	41,141	29,374	129,185	(355,125)	7,776	(1,593)	(219,757)	(190,383)	1,410,955	1,220,572	10,907	(29,738)	429	(18,402)

See accompanying notes.

* - 2006 inception date of division.

	Increase (decrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	$5,834	$(685)	$2,565	$7,714	$25,640	$(13,257)	$6,925	$(239)	$19,069	$26,783	$284,829	$311,612	2,513	(1,304)	685	1,894
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)(September 01)*	(18)	—	(33)	(51)	—	—	16,802	—	16,802	16,751	—	16,751	—	—	1,649	1,649
Fidelity VIP Mid Cap (AnnuiChoice™)	2,525	163,828	(64,078)	102,275	55,149	(42,724)	880	(3,587)	9,718	111,993	944,145	1,056,138	2,817	(2,345)	(203)	269
Fidelity VIP Mid Cap (GrandMaster flex3™)	(4,727)	180,069	(61,015)	114,327	39,123	(35,762)	219,769	(433)	222,697	337,024	1,099,935	1,436,959	2,089	(1,922)	11,301	11,468
Fidelity VIP Mid Cap (IQ Annuity™)	(4,356)	378,215	(187,823)	186,036	68,141	(211,218)	133,640	(1,048)	(10,485)	175,551	1,750,186	1,925,737	3,657	(11,594)	7,256	(681)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(7,429)	205,867	(42,865)	155,573	111,054	(65,808)	103,106	(1,782)	146,570	302,143	1,414,108	1,716,251	6,065	(3,680)	5,603	7,988
Fidelity VIP Mid Cap (AnnuiChoice II™)(September 01)*	(6)	—	(6)	(12)	—	—	5,601	—	5,601	5,589	—	5,589	—	—	533	533
Fidelity VIP Mid Cap (Grandmaster™)	(139)	4	785	650	—	—	12,349	—	12,349	12,999	—	12,999	—	—	822	822
Fidelity VIP Overseas (AnnuiChoice™)	1,752	76,018	(25,639)	52,131	10,187	(87,192)	(10,505)	(1,409)	(88,919)	(36,788)	334,514	297,726	674	(6,064)	(245)	(5,635)
Fidelity VIP Overseas (GrandMaster flex3™)	(1,207)	12,675	32,040	43,508	6,703	(10,175)	153,463	(107)	149,884	193,392	175,187	368,579	510	(768)	11,296	11,038
Fidelity VIP Overseas (IQ3™)	(1,906)	4,506	38,030	40,630	48,269	(28,482)	139,380	(133)	159,034	199,664	148,665	348,329	4,134	(2,458)	11,977	13,653
Fidelity VIP Overseas (Pinnacle Plus™)	(3,493)	22,967	41,720	61,194	176,935	(13,700)	191,281	(387)	354,129	415,323	170,089	585,412	10,273	(821)	11,544	20,996
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice II™)(September 01)*	(15)	—	531	516	—	—	14,002	—	14,002	14,518	—	14,518	—	—	1,330	1,330
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	18,769	1,701	(154)	20,316	—	—	(4)	(577)	(581)	19,735	209,882	229,617	—	(36)	—	(36)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	6,238	430	1,377	8,045	722	(8,366)	4,817	(32)	(2,859)	5,186	78,641	83,827	47	(522)	362	(113)
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,309	(258)	1,850	4,901	1,245	(1,481)	62,244	(52)	61,956	66,857	38,401	105,258	79	(96)	3,771	3,754
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	2,920	154,630	51,291	208,841	366,260	(28,998)	188,835	(1,208)	524,889	733,730	343,936	1,077,666	16,463	(1,285)	7,642	22,820
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(1,225)	71,644	167,355	237,774	95,467	(24,333)	156,375	(307)	227,202	464,976	554,486	1,019,462	4,326	(1,027)	6,986	10,285
Van Kampen UIF U.S. Real Estate (IQ3™)	(192)	31,888	28,543	60,239	9,103	(35,536)	68,320	(303)	41,584	101,823	161,193	263,016	437	(1,700)	2,948	1,685
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)(September01)*	(190)	1,182	5,288	6,280	174,945	—	(60,966)	—	113,979	120,259	—	120,259	16,236	—	(5,641)	10,595
Non-Affiliated Class 2:
Franklin Growth and Income Securities (AnnuiChoice™)	1,309	7,541	6,393	15,243	—	(48,910)	19,926	(322)	(29,306)	(14,063)	128,073	114,010	—	(3,571)	1,370	(2,201)
Franklin Growth and Income Securities (GrandMaster flex3™)	1,261	8,069	11,783	21,113	49,647	(763)	(9,221)	(60)	39,603	60,716	133,325	194,041	3,436	(58)	(682)	2,696
Franklin Growth and Income Securities (Grandmaster™)	5,083	49,550	1,114	55,747	3,366	(54,866)	(37,557)	(84)	(89,141)	(33,394)	420,979	387,585	241	(3,904)	(2,720)	(6,383)
Franklin Growth and Income Securities (IQ Annuity™)	5,067	36,932	19,917	61,916	245	(18,672)	(29,889)	(313)	(48,629)	13,287	446,459	459,746	17	(1,395)	(2,178)	(3,556)
Franklin Growth and Income Securities (Pinnacle Plus™)	4,288	22,948	36,292	63,528	3,440	(11,169)	41,403	(345)	33,329	96,857	410,831	507,688	263	(867)	3,100	2,496
Franklin Income Securities (AnnuiChoice™)	13,648	23,565	42,573	79,786	8,267	(95,721)	26,253	(1,481)	(62,682)	17,104	514,597	531,701	545	(6,576)	1,826	(4,205)
Franklin Income Securities (GrandMaster flex3™)	43,686	45,281	247,091	336,058	429,810	(49,603)	166,622	(1,156)	545,673	881,731	1,726,429	2,608,160	28,605	(3,363)	11,151	36,393
Franklin Income Securities (Grandmaster™)	52,107	71,928	180,286	304,321	2,303	(236,289)	1,238,043	(536)	1,003,521	1,307,842	1,391,277	2,699,119	155	(15,236)	80,012	64,931
Franklin Income Securities (IQ Annuity™)	21,227	29,819	137,332	188,378	205,100	(210,110)	391,598	(675)	385,913	574,291	1,065,972	1,640,263	13,411	(14,390)	25,093	24,114
Franklin Income Securities (Pinnacle Plus™)	37,558	27,810	214,495	279,863	38,976	(127,692)	250,804	(1,176)	160,912	440,775	1,652,963	2,093,738	2,968	(9,536)	18,374	11,806
Franklin Large Cap Growth Securities (AnnuiChoice™)	(298)	4,529	3,179	7,410	8,024	(9,625)	(96,368)	(49)	(98,018)	(90,608)	149,333	58,725	609	(727)	(7,352)	(7,470)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(2,458)	13,484	14,491	25,517	32,687	(35,166)	(127,917)	(96)	(130,492)	(104,975)	382,844	277,869	2,618	(2,807)	(9,981)	(10,170)
Franklin Large Cap Growth Securities (Grandmaster™)	(792)	2,558	11,206	12,972	72	(29,845)	21,412	(36)	(8,397)	4,575	148,222	152,797	6	(2,297)	1,617	(674)
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,903)	10,243	17,443	25,783	92,935	(42,847)	(93,508)	(117)	(43,537)	(17,754)	317,999	300,245	7,269	(3,427)	(7,262)	(3,420)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(2,837)	5,278	23,766	26,207	15,005	(15,470)	5,183	(136)	4,582	30,789	305,332	336,121	1,286	(1,342)	308	252
Franklin Large Cap Growth Securities (AnnuiChoice II™)(Sept 01)*	(9)	—	102	93	—	—	8,401	—	8,401	8,494	—	8,494	—	—	785	785
Franklin Mutual Shares Securities (AnnuiChoice™)	5,650	53,146	44,520	103,316	18,628	(27,641)	347,014	(1,480)	336,521	439,837	412,925	852,762	1,223	(1,771)	21,684	21,136
Franklin Mutual Shares Securities (GrandMaster flex3™)	5,091	41,126	145,055	191,272	288,188	(14,450)	50,294	(428)	323,604	514,876	945,516	1,460,392	18,761	(930)	3,166	20,997
Franklin Mutual Shares Securities (IQ Annuity™)	1,191	12,683	55,899	69,773	128,368	(12,231)	137,311	(249)	253,199	322,972	294,636	617,608	8,133	(779)	8,627	15,981
Franklin Mutual Shares Securities (Pinnacle Plus™)	6,024	56,272	120,478	182,774	55,850	(63,840)	404,379	(397)	395,992	578,766	867,747	1,446,513	3,898	(4,345)	28,370	27,923
Franklin Mutual Shares Securities Standard (IQ Advisor™)	177	308	1,486	1,971	—	—	(1)	—	(1)	1,970	11,151	13,121	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	8,945	122,407	44,184	175,536	2,213	(186,974)	243,192	(269)	58,162	233,698	1,072,050	1,305,748	141	(12,015)	14,997	3,123
Templeton Foreign Securities (IQ Annuity™)	(182)	46,740	17,911	64,469	83,998	(102,726)	(97,796)	(373)	(116,897)	(52,428)	410,520	358,092	4,859	(6,072)	(5,716)	(6,929)
Templeton Foriegn Securities Fund (GrandMaster flex3™)	(1,739)	49,720	44,012	91,993	41,985	(151,704)	(76,504)	(165)	(186,388)	(94,395)	619,504	525,109	2,512	(9,178)	(4,591)	(11,257)
Templeton Foriegn Securities Fund (Grandmaster™)	(1,487)	54,309	595	53,417	1,263	(48,499)	(82,052)	(42)	(129,330)	(75,913)	323,066	247,153	74	(2,773)	(4,547)	(7,246)
Templeton Foriegn Securities Fund (Pinnacle Plus™)	(2,114)	24,073	63,127	85,086	109,633	(11,126)	50,951	(480)	148,978	234,064	351,287	585,351	6,739	(721)	3,337	9,355
Templeton Foreign Securities Fund (AnnuiChoice™)	87	21,135	(3,217)	18,005	30,128	(706)	(114,593)	(231)	(85,402)	(67,397)	154,185	86,788	1,786	(55)	(6,766)	(5,035)
Templeton Foreign Securities Fund (AnnuiChoice II™)(Sept 01)*	(5)	—	152	147	1,296	—	334	—	1,630	1,777	—	1,777	130	—	32	162
Templeton Growth Securities (AnnuiChoice™)	84	19,211	(3,975)	15,320	19,030	(1,992)	(91,257)	(277)	(74,496)	(59,176)	138,878	79,702	1,186	(137)	(5,731)	(4,682)

See accompanying notes.

* - 2006 inception date of division.

	Increase (decrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (GrandMaster flex3™)	$(2,788)	$73,497	$92,063	$162,772	$275,562	$(23,592)	$(27,059)	$(277)	$224,634	$387,406	$660,358	$1,047,764	16,932	(1,449)	(1,534)	13,949
Templeton Growth Securities (Grandmaster™)	1,936	87,335	41,045	130,316	90	(105,295)	776,613	(133)	671,275	801,591	363,781	1,165,372	5	(6,369)	45,754	39,390
Templeton Growth Securities (IQ Annuity™)	(3,845)	45,968	101,034	143,157	148,174	(55,070)	994,420	(312)	1,087,212	1,230,369	353,815	1,584,184	9,086	(3,263)	57,147	62,970
Templeton Growth Securities (Pinnacle Plus™)	(3,557)	57,370	93,902	147,715	13,523	(63,453)	351,575	(246)	301,399	449,114	598,713	1,047,827	905	(4,075)	22,755	19,585
Templeton Growth Securities Standard (IQ Advisor™)	44	226	908	1,178	—	—	(1)	—	(1)	1,177	5,583	6,760	—	—	—	—
Van Kampen LIT Comstock (AnnuiChoice™)	4,637	24,983	(2,976)	26,644	13,268	(148)	(170,250)	(554)	(157,684)	(131,040)	245,844	114,804	884	(46)	(10,658)	(9,820)
Van Kampen LIT Comstock (GrandMaster flex3™)	2,956	19,557	18,567	41,080	33,728	(7,492)	(36,549)	(53)	(10,366)	30,714	288,578	319,292	2,266	(468)	(2,422)	(624)
Van Kampen LIT Comstock (Grandmaster™)	5,890	31,111	416	37,417	3,926	(26,219)	(191,649)	(174)	(214,116)	(176,699)	361,099	184,400	263	(1,632)	(12,234)	(13,603)
Van Kampen LIT Comstock (IQ Annuity™)	2,461	11,923	6,115	20,499	45,691	(56,611)	(49,845)	(54)	(60,819)	(40,320)	186,182	145,862	2,994	(3,732)	(3,262)	(4,000)
Van Kampen LIT Comstock (Pinnacle Plus™)	2,397	20,150	18,629	41,176	30,536	(17,387)	2,388	(193)	15,344	56,520	285,503	342,023	2,220	(1,268)	113	1,065
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(352)	2,094	(2,194)	(452)	—	(157)	10,144	—	9,987	9,535	13,919	23,454	—	(11)	709	698
Van Kampen LIT Strategic Growth (Grandmaster™)	(90)	631	(622)	(81)	—	(37)	886	(2)	847	766	5,697	6,463	—	(3)	55	52
Van Kampen LIT Strategic Growth (IQ Annuity™)	(18)	3	27	12	—	—	2	(12)	(10)	2	1,217	1,219	—	(1)	—	(1)
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	(1,306)	749	1,647	1,090	50	—	9,024	(21)	9,053	10,143	76,631	86,774	4	(2)	793	795
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	7,875	353	(1,057)	7,171	375	(35,060)	7,251	(74)	(27,508)	(20,337)	96,947	76,610	25	(2,303)	479	(1,799)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	25,251	2,239	(1,269)	26,221	—	(41,084)	38,903	(505)	(2,686)	23,535	290,456	313,991	—	(3,107)	2,932	(175)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,329)	35,098	47,139	80,908	142,374	(7,652)	256,056	(474)	390,304	471,212	118,303	589,515	5,349	(291)	8,506	13,564
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(3,154)	76,058	22,117	95,021	33,747	(51,115)	109,183	(247)	91,568	186,589	320,357	506,946	1,342	(2,020)	3,081	2,403
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(2,320)	29,748	85,984	113,412	—	(30,121)	49,823	(85)	19,617	133,029	331,951	464,980	—	(1,135)	1,641	506
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(360)	(21,587)	10,518	(11,429)	11,993	(3,258)	86,125	(22)	94,838	83,409	29,621	113,030	493	(131)	1,989	2,351
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(5,018)	76,184	78,066	149,232	168,000	(18,807)	(20,603)	(506)	128,084	277,316	379,296	656,612	7,005	(859)	(783)	5,363
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)(Sept01)*	(89)	3	5,799	5,713	4,532	—	61,299	—	65,831	71,544	—	71,544	396	—	5,571	5,967
Van Kampen UIF Emerging Markets Equity (IQ Advisor Enhanced™)	(15)	257	983	1,225	—	—	10,543	—	10,543	11,768	—	11,768	—	—	549	549
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	(3,851)	142,118	144,022	282,289	64,257	(63,727)	18,515	(1,210)	17,835	300,124	775,373	1,075,497	3,229	(3,180)	1,029	1,078
Van Kampen UIF U.S. Real Estate (Grandmaster™)	(533)	60,143	120,415	180,025	4,000	(64,984)	8,278	(110)	(52,816)	127,209	533,886	661,095	180	(2,789)	332	(2,277)
Van Kampen UIF U.S. Real Estate (IQ Advisor Enhanced™)	117	1,523	627	2,267	13,605	(7,094)	2,561	—	9,072	11,339	—	11,339	788	(387)	131	532
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	(539)	16,198	5,154	20,813	—	(41,100)	(17,340)	(687)	(59,127)	(38,314)	169,547	131,233	—	(2,977)	(1,258)	(4,235)
DWS Small Cap Index VIP (GrandMaster flex3™)	(2,480)	29,107	5,831	32,458	22,413	(8,544)	19,130	(53)	32,946	65,404	221,383	286,787	1,425	(574)	1,079	1,930
DWS Small Cap Index VIP (Grandmaster™)	(2,060)	47,418	2,647	48,005	—	(5,978)	(403,918)	(19)	(409,915)	(361,910)	386,546	24,636	—	(461)	(30,304)	(30,765)
DWS Small Cap Index VIP (IQ3™)	(1,221)	10,203	12,082	21,064	3,487	(2,567)	(21,653)	(180)	(20,913)	151	133,131	133,282	253	(192)	(1,426)	(1,365)
DWS Small Cap Index VIP (Pinnacle Plus™)	(5,500)	34,692	42,168	71,360	48,255	(13,172)	(51,984)	(319)	(17,220)	54,140	473,233	527,373	3,202	(907)	(3,439)	(1,144)

See accompanying notes.

* - 2006 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2007

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”): the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”); J.P. Morgan Series Trust II Portfolios (“JPMorgan Funds”); DWS Scudder Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”) and the Van Kampen Life Investment Trust Portfolios (“Van Kampen

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

LIT Funds”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment adviser of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management Inc. is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios.

The contract holders account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has 412 investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges.

Taxes

 Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter L of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recent Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157 “Fair Value Measurements” (“Statement 157”). Statement 157 establishes a framework for measuring values in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and compatibility among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2007 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2007) and the cost of shares held at December 31, 2007, for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)	$26,109	$176,344	$502,525
Touchstone Aggressive ETF (GrandMaster flex3™)	59,606	68,950	608,407
Touchstone Aggressive ETF (Grandmaster™)	60,933	2,380,355	37,622
Touchstone Aggressive ETF (IQ Annuity™)	442,779	1,113,877	467,062
Touchstone Aggressive ETF (Pinnacle Plus™)	388,886	336,588	713,630
Touchstone Balanced (AnnuiChoice™)	16,370	9,562	135,821
Touchstone Balanced (GrandMaster flex3™)	38,210	47,375	382,972
Touchstone Balanced (Grandmaster™)	162	5	155
Touchstone Balanced (IQ Annuity™)	106,436	118,691	239,577
Touchstone Balanced (Pinnacle Plus™)	156,494	12,866	507,523
Touchstone Baron Small Cap (AnnuiChoice™)	43,932	118,110	285,534
Touchstone Baron Small Cap (AnnuiChoice II™)	15,121	265	14,860
Touchstone Baron Small Cap (GrandMaster flex3™)	401,412	290,654	825,291
Touchstone Baron Small Cap (Grandmaster™)	303,689	348,588	375,022
Touchstone Baron Small Cap (IQ Annuity™)	461,529	263,242	1,335,226
Touchstone Baron Small Cap (Pinnacle Plus™)	278,673	139,894	722,073
Touchstone Conservative ETF (AnnuiChoice™)	214	24,060	9,623
Touchstone Conservative ETF (GrandMaster flex3™)	44,841	340,613	1,095,374
Touchstone Conservative ETF (Grandmaster™)	11,761	4,079	149,312
Touchstone Conservative ETF (IQ Annuity™)	962,654	360,320	1,949,702
Touchstone Conservative ETF (Pinnacle Plus™)	103,104	241,945	624,095
Touchstone Core Bond (AnnuiChoice™)	291,020	318,639	243,438
Touchstone Core Bond (AnnuiChoice II™)	68,911	8,738	60,352
Touchstone Core Bond (GrandMaster flex3™)	77,192	96,005	556,258
Touchstone Core Bond (Grandmaster™)	240,814	207,363	53,778
Touchstone Core Bond (IQ Annuity™)	413,535	550,318	330,807
Touchstone Core Bond (Pinnacle Plus™)	68,783	61,564	229,296
Touchstone Eagle Capital Appreciation (AnnuiChoice™)	201,741	18,148	190,293
Touchstone Eagle Capital Appreciation (GrandMaster™)	61,283	18,514	42,778
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)	241,929	84,392	191,280
Touchstone Eagle Capital Appreciation (IQ Annuity™)	528,913	284,744	393,819
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)	244,817	82,290	227,858
Touchstone Enhanced ETF (AnnuiChoice™)	57,007	47,608	1,657,595
Touchstone Enhanced ETF (GrandMaster flex3™)	176,564	174,081	1,758,201
Touchstone Enhanced ETF (Grandmaster™)	216,711	1,435,144	2,068,058
Touchstone Enhanced ETF (IQ Annuity™)	419,721	733,417	1,096,880
Touchstone Enhanced ETF (Pinnacle Plus™)	392,766	323,458	838,598
Touchstone Growth & Income (AnnuiChoice™)	4,051	2,324	40,869
Touchstone Growth & Income (GrandMaster flex3™)	2,821	240	16,500
Touchstone Growth & Income (IQ Annuity™)	17,915	1,867	57,357
Touchstone Growth & Income (Pinnacle Plus™)	33,010	3,710	114,330

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2. Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone High Yield (AnnuiChoice™)	$137,340	$68,718	$438,523
Touchstone High Yield (GrandMaster flex3™)	59,202	74,871	432,821
Touchstone High Yield (Grandmaster™)	114,389	233,426	151,359
Touchstone High Yield (IQ Annuity™)	100,968	170,556	326,160
Touchstone High Yield (Pinnacle Plus™)	148,931	127,169	915,079
Touchstone Large Cap Core Equity (AnnuiChoice II™)	336,231	15,149	321,562
Touchstone Large Cap Core Equity (GrandMaster flex3™)	18,961	37,157	39,874
Touchstone Large Cap Core Equity (Grandmaster™)	5,203	8,188	6,896
Touchstone Large Cap Core Equity (IQ Annuity™)	10,977	4,960	101,224
Touchstone Large Cap Core Equity (Pinnacle Plus™)	51,903	7,923	114,732
Touchstone Mid Cap Growth (AnnuiChoice™)	194,756	38,679	355,831
Touchstone Mid Cap Growth (AnnuiChoice II™)	53,252	3,681	49,783
Touchstone Mid Cap Growth (GrandMaster flex3™)	394,595	80,637	584,148
Touchstone Mid Cap Growth (Grandmaster™)	156,870	60,692	261,569
Touchstone Mid Cap Growth (IQ Annuity™)	578,245	275,698	657,367
Touchstone Mid Cap Growth (Pinnacle Plus™)	961,460	370,708	1,224,172
Touchstone Moderate ETF (AnnuiChoice™)	8,134	54,243	224,779
Touchstone Moderate ETF (GrandMaster flex3™)	166,668	427,527	1,739,790
Touchstone Moderate ETF (Grandmaster™)	25,382	73,124	300,269
Touchstone Moderate ETF (IQ Annuity™)	1,484,472	785,438	2,771,486
Touchstone Moderate ETF (Pinnacle Plus™)	155,678	120,851	937,169
Touchstone Money Market (AnnuiChoice™)	14,852	252,333	181,515
Touchstone Money Market (Grandmaster™)	5,414,360	4,250,141	5,817,179
Touchstone Money Market (IQ Annuity™)	155	127	3,128
Touchstone Third Avenue Value (AnnuiChoice™)	1,197,308	377,159	2,503,164
Touchstone Third Avenue Value (GrandMaster flex3™)	1,399,258	1,004,902	3,014,443
Touchstone Third Avenue Value (Grandmaster™)	2,702,177	1,141,581	4,451,475
Touchstone Third Avenue Value (IQ Annuity™)	1,533,283	1,155,221	3,542,017
Touchstone Third Avenue Value (Pinnacle Plus™)	1,817,262	688,045	3,581,607
Touchstone Third Avenue Value (AnnuiChoice II™)	795,358	80,430	796,036
Touchstone Value Plus (AnnuiChoice™)	1,898	29,169	87,494
Touchstone Value Plus (AnnuiChoice II™)	3,279	4	3,275
Touchstone Value Plus (GrandMaster flex3™)	13,756	1,947	113,274
Touchstone Value Plus (Grandmaster™)	8,800	1,418	40,583
Touchstone Value Plus (IQ Annuity™)	5,062	23,340	163,391
Touchstone Value Plus (Pinnacle Plus™)	48,258	102,772	273,677
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	21,960	90,084	277,966
JP Morgan Mid Cap Value (GrandMaster flex3™)	10,567	54,017	168,829
JP Morgan Mid Cap Value (Grandmaster™)	7,982	63,775	83,285
JP Morgan Mid Cap Value (IQ3™)	4,657	39,556	76,977
JP Morgan Mid Cap Value (Pinnacle Plus™)	57,980	70,380	894,417
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	2,598,812	5,599,204	20,061,536
Fidelity VIP Growth (Grandmaster™)	279,822	3,131,843	7,304,197
Fidelity VIP High Income (Grandmaster™)	584,672	1,975,606	4,680,858
Fidelity VIP II Asset Manager (Grandmaster™)	768,491	1,920,212	6,183,951
Fidelity VIP II Contrafund (Grandmaster™)	6,692,708	4,685,343	21,160,331

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Index 500 (Grandmaster™)	$296,260	$2,356,778	$5,037,311
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	634,898	52,708	581,684
Fidelity VIP II Investment Grade Bond (Grandmaster™)	339,894	1,003,476	2,620,196
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	449,112	123,588	325,258
Fidelity VIP II Investment Grade Bond (IQ3™)	266,680	107,136	159,966
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	511,607	136,424	374,036
Fidelity VIP III Balanced (Grandmaster™)	194,665	1,182,352	2,012,431
Fidelity VIP III Growth & Income (Grandmaster™)	435,275	919,888	2,637,764
Fidelity VIP III Growth Opportunities (Grandmaster™)	40,243	377,201	623,117
Fidelity VIP Overseas (AnnuiChoice™)	504,548	153,221	355,467
Fidelity VIP Overseas (AnnuiChoice II™)	53,517	912	52,637
Fidelity VIP Overseas (Grandmaster™)	1,859,999	2,746,948	3,679,252
Fidelity VIP Overseas (GrandmasterFlex3™)	520,103	189,078	334,984
Fidelity VIP Overseas (IQ3™)	279,501	99,878	186,951
Fidelity VIP Overseas (Pinnacle Plus™)	789,254	40,552	749,778
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	178,491	117,325	87,154
Touchstone Aggressive ETF (AnnuiChoice II™)	353,111	5,122	647,510
Touchstone Aggressive ETF (GrandmasterFlex3™)	74,718	603	74,113
Touchstone Aggressive ETF (Pinnacle Plus™)	112,177	6,321	105,888
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)	322,669	4,571	318,267
Touchstone Conservative ETF (AnnuiChoice II ™)	42,258	463	41,811
Touchstone Conservative ETF (GrandmasterFlex3™)	721,898	7,598	714,495
Touchstone Conservative ETF (Pinnacle Plus™)	258,986	6,442	252,583
Touchstone Enhanced ETF (AnnuiChoice™)	233,719	2,144	285,317
Touchstone Enhanced ETF (AnnuiChoice II™)	186,591	1,051	196,671
Touchstone Enhanced ETF (GrandmasterFlex3™)	303,770	26,263	278,024
Touchstone Enhanced ETF (Pinnacle Plus™)	457,614	12,930	444,333
Touchstone Moderate ETF (AnnuiChoice™)	286,644	4,965	454,064
Touchstone Moderate ETF (AnnuiChoice II™)	451,403	1,708	473,853
Touchstone Moderate ETF (GrandmasterFlex3™)	463,039	33,459	429,432
Touchstone Moderate ETF (Pinnacle Plus™)	2,010,254	8,942	2,001,230
Touchstone Money Market (AnnuiChoice™)	797,961	1,492,197	1,260,870
Touchstone Money Market (AnnuiChoice II™)	24,223	356	23,867
Touchstone Money Market (GrandMaster flex3™)	4,901,328	3,627,470	3,176,996
Touchstone Money Market (IQ Annuity™)	16,722,430	10,967,263	8,166,341
Touchstone Money Market (Pinnacle Plus™)	7,207,769	5,830,550	2,988,532
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	742,141	2,532,963	4,054,497
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	46,165	35,314	240,482
Fidelity VIP Asset Manager (AnnuiChoice II™)	7,601	13	7,588
Fidelity VIP Asset Manager (GrandMaster flex3™)	31,693	158,097	101,400
Fidelity VIP Asset Manager (IQ3™)	195,019	126,169	487,336
Fidelity VIP Asset Manager (Pinnacle Plus™)	76,047	4,849	169,754
Fidelity VIP Balanced (AnnuiChoice™)	59,971	65,950	300,061
Fidelity VIP Balanced (AnnuiChoice II™)	15,702	7,452	8,289
Fidelity VIP Balanced (GrandMaster ™)	591,722	46,167	545,584

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3™)	$238,924	$69,903	$531,972
Fidelity VIP Balanced (IQ3™)	220,129	148,531	447,317
Fidelity VIP Balanced (Pinnacle Plus™)	254,879	53,534	537,473
Fidelity VIP Contrafund (AnnuiChoice™)	1,229,738	461,339	3,342,431
Fidelity VIP Contrafund (GrandMaster flex3™)	1,427,715	629,567	3,005,143
Fidelity VIP Contrafund (IQ3™)	1,325,581	999,386	3,365,165
Fidelity VIP Contrafund (Pinnacle Plus™)	2,499,705	396,053	4,746,706
Fidelity VIP Contrafund (AnnuiChoice II™)	1,018,283	122,581	979,787
Fidelity VIP Contrafund Standard (IQ Advisor™)	1,767	40	7,795
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	78,513	4,678	73,820
Fidelity VIP Disclipined Small Cap (IQ™)	90,495	15,425	75,290
Fidelity VIP Disclipined Small Cap (Grandmaster™)	47,214	22,086	24,892
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	77,709	25,426	51,316
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	227,969	174,793	53,042
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	10,872	2,643	101,123
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	15,362	57,152	43,889
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	905,921	165,039	1,940,525
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	11,583	9,322	91,759
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	346,303	269,739	257,059
Fidelity VIP Equity-Income (AnnuiChoice™)	231,751	268,973	996,112
Fidelity VIP Equity-Income (AnnuiChoice II™)	172,246	16,809	155,288
Fidelity VIP Equity-Income (GrandMaster flex3™)	167,927	177,010	473,452
Fidelity VIP Equity-Income (IQ3™)	340,810	233,840	981,597
Fidelity VIP Equity-Income (Pinnacle Plus™)	770,412	211,428	2,388,518
Fidelity VIP Freedom 2010 (Grandmaster™)	93,964	1,582	92,362
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	36,009	7	36,002
Fidelity VIP Freedom 2010 (IQ3™)	27,870	563	27,295
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	13,094	37	13,058
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	1,625	2	1,623
Fidelity VIP Freedom 2015 (IQ3™)	342,843	2,110	340,785
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	34,908	11	34,897
Fidelity VIP Freedom 2020 (IQ3™)	41,782	111	41,670
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	20,796	67	20,728
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	2,120	1	2,119
Fidelity VIP Growth & Income (AnnuiChoice™)	46,030	56,339	185,116
Fidelity VIP Growth & Income (AnnuiChoice II™)	4,258	20	4,239
Fidelity VIP Growth & Income (GrandMaster flex3™)	81,908	87,023	200,182
Fidelity VIP Growth & Income (IQ3™)	44,167	117,873	104,306
Fidelity VIP Growth & Income (Pinnacle Plus™)	223,636	27,162	326,093
Fidelity VIP Growth (AnnuiChoice™)	132,868	81,160	253,826
Fidelity VIP Growth (AnnuiChoice II™)	61,829	64	61,773
Fidelity VIP Growth (GrandMaster™)	793,373	84,845	719,728
Fidelity VIP Growth (GrandMaster flex3™)	144,146	68,902	243,866
Fidelity VIP Growth (IQ3™)	385,466	320,233	442,509
Fidelity VIP Growth (Pinnacle Plus™)	430,421	243,993	532,564
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(1)	15,240	31,253
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	116,529	117,604	115,233
Fidelity VIP Growth Opportunities (IQ3™)	188,106	100,653	155,462

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	$501,495	$341,015	$261,312
Fidelity VIP High Income (AnnuiChoice™)	115,979	86,809	354,806
Fidelity VIP High Income (AnnuiChoice II™)	20,146	6,667	13,318
Fidelity VIP High Income (GrandMaster flex3™)	1,327,535	3,160,751	584,231
Fidelity VIP High Income (IQ3™)	3,897,125	6,598,340	1,095,246
Fidelity VIP High Income (Pinnacle Plus™)	67,625	46,485	307,111
Fidelity VIP II Index 500 (AnnuiChoice™)	1,307,037	146,734	1,526,681
Fidelity VIP II Index 500 (AnnuiChoice II™)	96,343	1,297	95,074
Fidelity VIP II Index 500 (Grandmaster™)	3,797,870	961,770	2,835,816
Fidelity VIP II Index 500 (GrandmasterFlex3™)	1,155,759	153,566	1,003,596
Fidelity VIP Index 500 (IQ3™)	799,126	510,143	888,221
Fidelity VIP Index 500 (Pinnacle Plus™)	2,358,443	101,534	2,354,763
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	69,537	141,495	884,893
Fidelity VIP Investment Grade Bond (GrandMaster ™)	484,253	147,388	338,527
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	155,246	151,896	410,303
Fidelity VIP Investment Grade Bond (IQ3™)	303,854	450,426	1,050,888
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	195,267	57,515	444,334
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	264,385	4,868	276,200
Fidelity VIP Mid Cap (AnnuiChoice™)	300,243	341,987	941,592
Fidelity VIP Mid Cap (GrandMaster flex3™)	638,386	229,067	1,783,373
Fidelity VIP Mid Cap (IQ Annuity™)	540,212	725,522	1,633,378
Fidelity VIP Mid Cap (Pinnacle Plus™)	1,369,221	694,312	2,336,085
Fidelity VIP Mid Cap (AnnuiChoice II™)	60,847	3,722	62,826
Fidelity VIP Mid Cap (Grandmaster™)	1,379,419	155,797	1,240,252
Fidelity VIP Overseas (AnnuiChoice™)	692,034	149,780	823,000
Fidelity VIP Overseas (GrandMaster™)	2,716,871	150,025	2,569,224
Fidelity VIP Overseas (GrandMaster flex3™)	609,415	201,817	762,699
Fidelity VIP Overseas (IQ3™)	787,740	268,157	870,138
Fidelity VIP Overseas (Pinnacle Plus™)	1,380,451	828,046	1,157,306
Fidelity VIP Overseas (AnnuiChoice II™)	57,070	666	70,446
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	24,104	3,136	246,511
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	16,460	39,464	57,299
Van Kampen UIF Emerging Markets Debt (IQ3™)	16,487	74,201	43,218
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	108,912	747,796	292,527
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	338,744	745,818	521,601
Van Kampen UIF U.S. Real Estate (IQ3™)	142,447	162,659	218,054
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	589,807	482,560	80,978
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	357,488	217,146	491,657
Franklin Growth and Income Securities (AnnuiChoice™)	1,007,638	146,470	963,601
Franklin Growth and Income Securities (AnnuiChoice II™)	52,021	8,178	43,313
Franklin Growth and Income Securities (GrandMaster flex3™)	571,061	136,212	617,402
Franklin Growth and Income Securities (Grandmaster™)	1,849,897	306,372	1,919,801
Franklin Growth and Income Securities (IQ Annuity™)	2,243,442	770,226	1,857,989
Franklin Growth and Income Securities (Pinnacle Plus™)	2,244,589	404,438	2,334,533
Franklin Income Securities (AnnuiChoice™)	175,050	105,181	555,894
Franklin Income Securities (AnnuiChoice II™)	137,716	2,207	135,524

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3™)	$1,172,140	$434,610	$3,138,548
Franklin Income Securities (Grandmaster™)	1,547,790	772,291	3,357,889
Franklin Income Securities (IQ Annuity™)	967,432	402,560	2,108,650
Franklin Income Securities (Pinnacle Plus™)	769,252	92,315	2,539,475
Franklin Large Cap Growth Securities (AnnuiChoice™)	37,438	37,995	58,074
Franklin Large Cap Growth Securities (GrandMaster flex3™)	136,669	138,730	270,720
Franklin Large Cap Growth Securities (Grandmaster™)	166,017	47,373	261,848
Franklin Large Cap Growth Securities (IQ Annuity™)	207,773	92,597	401,303
Franklin Large Cap Growth Securities (Pinnacle Plus™)	332,505	226,403	447,687
Franklin Large Cap Growth Securities (AnnuiChoice II™)	91,966	1,318	99,168
Franklin Mutual Shares Securities (AnnuiChoice™)	565,183	268,597	1,099,161
Franklin Mutual Shares Securities (AnnuiChoice II™)	265,210	3,186	261,997
Franklin Mutual Shares Securities (GrandMaster flex3™)	879,904	145,265	1,991,273
Franklin Mutual Shares Securities (IQ Annuity™)	454,095	148,672	879,272
Franklin Mutual Shares Securities (Pinnacle Plus™)	908,130	270,001	1,937,762
Franklin Mutual Shares Securities Standard (IQ Advisor™)	676	83	12,202
Franklin Mutual Shares Securities(Grandmaster™)	2,261,885	340,071	3,104,284
Franklin Small Cap Value Securities (AnnuiChoice™)	11,020	9,356	1,013
Franklin Small Cap Value Securities (GrandmasterFlex3™)	71,549	9,712	60,972
Franklin Small Cap Value Securities (IQ3 ™)	117,019	99,273	10,974
Franklin Small Cap Value Securities (Pinnacle Plus ™)	16,026	95	15,924
Templeton Foriegn Securities Fund (GrandMaster flex3™)	323,373	148,398	639,711
Templeton Foriegn Securities Fund (Grandmaster™)	1,528,955	1,507,796	291,037
Templeton Foriegn Securities Fund (Pinnacle Plus™)	580,806	193,566	926,290
Templeton Foreign Securities Fund (AnnuiChoice™)	74,514	37,286	119,257
Templeton Foreign Securities Fund (AnnuiChoice II™)	18,946	752	19,940
Templeton Growth Securities (AnnuiChoice™)	101,314	54,522	122,890
Templeton Growth Securities (AnnuiChoice II™)	41,047	1,104	39,891
Templeton Growth Securities (GrandMaster flex3™)	683,093	114,217	1,485,870
Templeton Growth Securities (Grandmaster™)	213,819	931,111	417,902
Templeton Growth Securities (IQ Annuity™)	3,221,623	3,927,908	894,307
Templeton Growth Securities (Pinnacle Plus™)	376,766	335,172	1,016,413
Templeton Growth Securities Standard (IQ Advisor™)	385	42	6,168
Van Kampen LIT Comstock (AnnuiChoice™)	7,661	4,501	112,490
Van Kampen LIT Comstock (GrandMaster flex3™)	41,346	67,394	270,122
Van Kampen LIT Comstock (Grandmaster™)	24,889	87,425	110,644
Van Kampen LIT Comstock (IQ Annuity™)	32,818	30,972	136,426
Van Kampen LIT Comstock (Pinnacle Plus™)	64,105	71,799	307,691
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	443	14,790	9,751
Van Kampen LIT Strategic Growth (AnnuiChoice™)	10,283	777	9,427
Van Kampen LIT Strategic Growth (Grandmaster™)	158	6,741	378
Van Kampen LIT Strategic Growth (IQ Annuity™)	5	32	973
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	509,523	317,375	306,952
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	10,000	18	9,982
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	8,184	59,599	22,783
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	201,892	4,143	197,384
Van Kampen UIF Emerging Markets Debt (IQ3™)	229,283	934	228,369
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	65,388	38,968	330,344

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	$1,087,080	$746,409	$920,153
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	925,026	173,015	1,214,344
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	461,268	286,696	637,273
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	406,573	103,825	424,360
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	778,205	341,794	1,090,584
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	220,221	8,962	277,961
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)	61,343	47,683	6,070
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)	109,873	26,825	77,965
Van Kampen UIF U.S. Real Estate (Grandmaster™)	114,981	302,604	370,848
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	145,748	28,641	112,249
Van Kampen UIF U.S. Real Estate (IQ3™)	236,020	104,090	129,268
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	498,487	419,568	1,013,319
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	32,403	13,531	134,179
DWS Small Cap Index VIP (AnnuiChoice II™)	12,778	102	12,672
DWS Small Cap Index VIP (GrandMaster flex3™)	54,003	129,800	198,587
DWS Small Cap Index VIP (Grandmaster™)	226,301	223,363	17,701
DWS Small Cap Index VIP (IQ3™)	164,162	185,838	104,989
DWS Small Cap Index VIP (Pinnacle Plus™)	101,700	45,236	501,897

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3.  Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate.   Eight contracts are currently offered by the Separate Account: GrandMaster flex3, IQ the Smart Annuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus and ETF easyAnnuity.  Grandmasterflex3, AnnuiChoice, AnnuiChoice II and Pinnacle Plus have a deferred sales load charge. IQ Annuity, IQ3, IQ Advisor (Standard or Enhanced) and ETF easyAnnuity have no sales load charges on their contracts.  GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charges an annual rate of 1.30% and 0.15% of net assets, AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15%, Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses.  IQ Advisor Standard, an integrated low-cost annuity sold by fee-based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses.  The same contract is available with an optional death benefit, referred to as IQ Advisor Enhanced, and charges an annual rate of 0.80% of net assets to cover these expenses.  ETF Easy Annuity charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider.  These charges are deducted on a daily basis. For  IQ3, ETF easyAnnuity and Annuichoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract).  Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year.  For GrandMaster flex3, an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any participation year.  IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider.  The charges for riders are deducted on a quarterly anniversary day.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2007, 2006, 2005, 2004 and 2003 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2007 and 2006).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice™)
	2007	45	$12.45	$565	1.64%	1.00%	4.07%
	2006	59	11.96	702	1.50%	1.00%	12.39%
	2005	51	10.64	545	0.00%	1.00%	3.63%
	2004	35	10.27	362	13.94%	1.00%	2.70%
Touchstone Aggressive ETF (GrandMaster flex3™)
	2007	55	12.23	672	1.88%	1.55%	3.49%
	2006	57	11.82	678	1.51%	1.55%	11.77%
	2005	47	10.58	493	0.00%	1.55%	2.99%
	2004	14	10.27	148	88.01%	1.55%	2.70%
Touchstone Aggressive ETF (Grandmaster™)
	2007	3	12.31	36	0.04%	1.35%	3.70%
	2006	185	11.87	2,201	1.47%	1.35%	11.99%
	2005	186	10.60	1,977	0.00%	1.35%	3.22%
	2004	178	10.27	1,826	13.31%	1.35%	2.70%
Touchstone Aggressive ETF (IQ Annuity™)
	2007	38	12.27	461	0.89%	1.45%	3.59%
	2006	92	11.85	1,091	1.40%	1.45%	11.88%
	2005	89	10.59	939	0.00%	1.45%	3.11%
	2004	2	10.27	25	20.85%	1.45%	2.70%
Touchstone Aggressive ETF (Pinnacle Plus™)
	2007	60	12.19	728	1.58%	1.67%	3.36%
	2006	56	11.79	664	2.30%	1.67%	11.63%
	2005	18	10.56	195	0.00%	1.67%	2.85%
	2004	3	10.27	31	12.01%	1.67%	2.70%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Balanced (AnnuiChoice™)
	2007	9		$14.44	$131		5.36%	1.00%	4.42%
	2006	9		13.82	130		1.37%	1.00%	9.80%
	2005	17		12.59	217		1.44%	1.00%	5.54%
	2004	18		11.93	217		1.16%	1.00%	8.55%
	2003	14		10.99	150		1.33%	1.00%	20.37%
Touchstone Balanced (GrandMaster flex3™)
	2007	25		14.54	370		4.97%	1.55%	3.83%
	2006	28		14.01	394		1.74%	1.55%	9.19%
	2005	40		12.83	508		1.56%	1.55%	4.97%
	2004	34		12.22	416		1.29%	1.55%	7.95%
	2003	15		11.32	168		3.09%	1.55%	19.66%
Touchstone Balanced (Grandmaster™)
	2007	—	*	12.96	—	*	7.33%	1.35%	0.00%
	2006	—	*	—	—	*	0.00%	1.35%	0.00%
	2005	—	*	11.38	3		1.48%	1.35%	5.18%
	2004	—	*	10.82	3		18.02%	1.35%	8.20%
Touchstone Balanced (IQ Annuity™)
	2007	17		13.71	227		5.13%	1.45%	3.94%
	2006	19		13.19	246		1.77%	1.45%	9.30%
	2005	21		12.07	256		1.28%	1.45%	5.10%
	2004	28		11.48	321		0.91%	1.45%	8.00%
	2003	22		10.63	234		0.65%	1.45%	19.84%
Touchstone Balanced (Pinnacle Plus™)
	2007	35		14.00	487		5.76%	1.67%	3.71%
	2006	27		13.50	367		1.90%	1.67%	9.06%
	2005	27		12.38	328		1.47%	1.67%	4.88%
	2004	26		11.80	304		2.45%	1.67%	7.76%
	2003	2		10.95	21		5.96%	1.67%	9.50%
Touchstone Baron Small Cap (AnnuiChoice™)
	2007	17		18.44	309		0.00%	1.00%	1.73%
	2006	23		18.12	411		0.00%	1.00%	17.09%
	2005	27		15.48	419		0.00%	1.00%	6.61%
	2004	25		14.52	363		0.00%	1.00%	26.59%
	2003	11		11.47	127		0.00%	1.00%	31.99%
Touchstone Baron Small Cap (AnnuiChoice II™)
	2007	1		11.47	13		0.00%	1.15%	1.57%

Touchstone Baron Small Cap (GrandMaster flex3™)
	2007	45		17.07	761		0.00%	1.55%	1.16%
	2006	44		16.87	741		0.00%	1.55%	16.44%
	2005	38		14.49	551		0.00%	1.55%	6.01%
	2004	22		13.67	298		0.00%	1.55%	25.87%
	2003	9		10.86	95		0.00%	1.55%	31.32%
Touchstone Baron Small Cap (Grandmaster™)
	2007	23		14.81	338		0.00%	1.35%	1.37%
	2006	28		14.61	410		0.00%	1.35%	16.67%
	2005	23		12.52	284		0.00%	1.35%	6.20%
	2004	14		11.79	160		0.00%	1.35%	17.90%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements(continued)

4.  Financial Higlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (IQ Annuity™)
	2007	75		$17.52	$1,312	0.00%	1.45%	1.26%
	2006	72		17.31	1,253	0.00%	1.45%	16.56%
	2005	73		14.85	1,091	0.00%	1.45%	6.13%
	2004	71		13.99	994	0.00%	1.45%	25.92%
	2003	71		11.11	794	0.00%	1.45%	31.64%
Touchstone Baron Small Cap (Pinnacle Plus™)
	2007	41		17.26	706	0.00%	1.67%	1.04%
	2006	38		17.08	643	0.00%	1.67%	16.30%
	2005	34		14.69	495	0.00%	1.67%	5.91%
	2004	18		13.87	247	0.00%	1.67%	25.63%
	2003	2		11.04	23	0.00%	1.67%	10.40%
Touchstone Conservative ETF (AnnuiChoice™)
	2007	1		11.65	11	0.58%	1.00%	4.69%
	2006	3		11.13	33	0.96%	1.00%	7.07%
	2005	—	*	10.40	5	0.00%	1.00%	2.33%
Touchstone Conservative ETF (GrandMaster flex3™)
	2007	105		11.45	1,201	1.68%	1.55%	4.11%
	2006	132		11.00	1,449	0.96%	1.55%	6.48%
	2005	108		10.33	1,118	0.00%	1.55%	1.70%
Touchstone Conservative ETF (Grandmaster™)
	2007	14		11.53	166	1.83%	1.35%	4.32%
	2006	14		11.05	152	0.90%	1.35%	6.69%
	2005	12		10.36	128	0.00%	1.35%	1.93%
	2004	—	*	10.16	1	32.93%	1.35%	1.60%
Touchstone Conservative ETF (IQ Annuity™)
	2007	180		11.49	2,072	1.96%	1.45%	4.22%
	2006	128		11.03	1,412	0.88%	1.45%	6.58%
	2005	115		10.34	1,193	0.00%	1.45%	1.82%
	2004	2		10.16	25	27.40%	1.45%	1.60%
Touchstone Conservative ETF (Pinnacle Plus™)
	2007	59		11.41	676	1.55%	1.67%	3.98%
	2006	72		10.97	787	1.02%	1.67%	6.35%
	2005	32		10.32	333	0.00%	1.67%	1.56%
	2004	3		10.16	32	28.12%	1.67%	1.60%
Touchstone Core Bond (AnnuiChoice™)
	2007	20		12.24	242	3.89%	1.00%	4.39%
	2006	23		11.73	266	4.33%	1.00%	3.02%
	2005	20		11.38	232	0.00%	1.00%	0.64%
	2004	30		11.31	342	3.36%	1.00%	2.26%
	2003	36		11.06	403	4.54%	1.00%	2.50%
Touchstone Core Bond (AnnuiChoice II™)
	2007	6		10.59	60	6.27%	1.15%	4.23%
Touchstone Core Bond (GrandMaster flex3™)
	2007	49		11.50	560	4.45%	1.55%	3.81%
	2006	52		11.07	575	4.52%	1.55%	2.45%
	2005	50		10.81	539	0.00%	1.55%	0.08%
	2004	47		10.80	509	4.34%	1.55%	1.69%
	2003	33		10.62	345	5.59%	1.55%	1.92%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements(continued)

4.  Financial Higlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Core Bond (Grandmaster™)
	2007	5		$11.01	$52	4.10%	1.35%	4.02%
	2006	2		10.58	16	0.81%	1.35%	2.65%
	2005	1		10.31	12	0.00%	1.35%	0.29%
	2004	4		10.28	40	33.13%	1.35%	2.80%
Touchstone Core Bond (IQ Annuity™)
	2007	28		11.89	328	3.49%	1.45%	3.91%
	2006	40		11.44	460	3.77%	1.45%	2.55%
	2005	55		11.15	618	0.00%	1.45%	0.21%
	2004	46		11.13	508	4.08%	1.45%	1.83%
	2003	44		10.93	484	3.59%	1.45%	1.96%
Touchstone Core Bond (Pinnacle Plus™)
	2007	21		10.75	230	4.36%	1.67%	3.68%
	2006	21		10.37	220	4.56%	1.67%	2.32%
	2005	20		10.13	201	0.00%	1.67%	0.02%
	2004	12		10.13	125	11.91%	1.67%	1.50%
	2003	2		9.98	18	14.10%	1.67%	-0.20%
Touchstone Eagle Capital Appreciation (AnnuiChoice™)
	2007	15		11.80	182	0.88%	1.00%	-0.16%
	2006	—	*	11.82	7	0.72%	1.00%	15.62%
	2005	4		10.22	41	0.08%	1.00%	-0.87%
	2004	4		10.31	40	1.01%	1.00%	13.67%
	2003	4		9.07	35	0.18%	1.00%	31.07%
Touchstone Eagle Capital Appreciation (AnnuiChoice II™)
	2007	3		12.92	41	0.76%	1.35%	-0.51%
Touchstone Eagle Capital Appreciation (GrandMaster flex3™)
	2007	13		14.03	183	0.79%	1.55%	-0.71%
	2006	2		14.13	35	0.80%	1.55%	14.98%
	2005	3		12.29	33	0.09%	1.55%	-1.47%
	2004	2		12.47	28	1.18%	1.55%	13.16%
	2003	1		11.02	11	0.26%	1.55%	30.26%
Touchstone Eagle Capital Appreciation (IQ Annuity™)
	2007	32		11.80	377	0.62%	1.45%	-0.61%
	2006	13		11.87	149	0.83%	1.45%	15.10%
	2005	17		10.31	174	0.07%	1.45%	-1.32%
	2004	22		10.45	234	1.02%	1.45%	13.22%
	2003	24		9.23	218	0.14%	1.45%	30.37%
Touchstone Eagle Capital Appreciation (Pinnacle Plus™)
	2007	16		14.02	218	0.77%	1.67%	-0.83%
	2006	5		14.14	65	0.90%	1.67%	14.84%
	2005	4		12.31	45	0.09%	1.67%	-1.56%
	2004	4		12.51	46	1.54%	1.67%	13.01%
	2003	2		11.07	18	0.30%	1.67%	10.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements(continued)

4.  Financial Higlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (AnnuiChoice™)

	2007	153		$12.97	$1,988	2.00%	1.00%	2.98%
	2006	155		12.59	1,957	0.74%	1.00%	14.24%
	2005	146		11.02	1,610	0.00%	1.00%	5.00%
Touchstone Enhanced ETF (GrandMaster flex3™)
	2007	156		12.75	1,993	1.94%	1.55%	2.41%
	2006	158		12.45	1,962	0.80%	1.55%	13.60%
	2005	111		10.96	1,216	0.00%	1.55%	4.35%
	2004	—	*	10.50	3	6.70%	1.55%	5.00%
Touchstone Enhanced ETF (Grandmaster™)
	2007	180		12.83	2,309	1.53%	1.35%	2.62%
	2006	275		12.50	3,440	0.73%	1.35%	13.83%
	2005	256		10.98	2,809	0.00%	1.35%	4.58%
	2004	26		10.50	274	7.77%	1.35%	5.00%
Touchstone Enhanced ETF (IQ Annuity™)
	2007	90		12.79	1,156	1.78%	1.45%	2.51%
	2006	117		12.47	1,456	0.73%	1.45%	13.72%
	2005	83		10.97	910	0.00%	1.45%	4.47%
Touchstone Enhanced ETF (Pinnacle Plus™)
	2007	68		12.70	867	1.67%	1.67%	2.28%
	2006	63		12.42	786	1.25%	1.67%	13.47%
	2005	16		10.94	178	0.00%	1.67%	4.21%
	2004	2		10.50	19	7.25%	1.67%	5.00%
Touchstone Growth & Income (AnnuiChoice™)
	2007	3		13.93	39	3.98%	1.00%	2.88%
	2006	3		13.54	39	2.15%	1.00%	12.54%
	2005	7		12.03	82	0.03%	1.00%	0.84%
	2004	8		11.93	92	1.81%	1.00%	9.05%
	2003	8		10.94	88	9.79%	1.00%	31.49%
Touchstone Growth & Income (GrandMaster flex3™)
	2007	1		13.77	15	4.12%	1.55%	2.31%
	2006	1		13.46	14	1.52%	1.55%	11.92%
	2005	7		12.03	85	0.04%	1.55%	0.32%
	2004	11		11.99	130	1.86%	1.55%	8.31%
	2003	11		11.07	120	28.49%	1.55%	30.85%
Touchstone Growth & Income (IQ Annuity™)
	2007	4		14.02	54	4.15%	1.45%	2.41%
	2006	3		13.69	42	2.14%	1.45%	12.03%
	2005	4		12.22	50	0.01%	1.45%	0.41%
	2004	22		12.17	273	1.76%	1.45%	8.47%
	2003	18		11.22	198	4.38%	1.45%	30.92%
Touchstone Growth & Income (Pinnacle Plus™)
	2007	8		14.11	108	4.38%	1.67%	2.18%
	2006	6		13.81	85	2.50%	1.67%	11.78%
	2005	7		12.35	83	0.03%	1.67%	0.20%
	2004	6		12.33	80	2.87%	1.67%	8.25%
	2003	1		11.39	14	32.79%	1.67%	13.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Compan

Notes to Financial Statements(continued)

4.  Financial Higlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone High Yield (AnnuiChoice™)
	2007	27		$14.84	$403	9.01%	1.00%	0.76%
	2006	25		14.72	365	12.60%	1.00%	6.82%
	2005	12		13.78	166	0.00%	1.00%	2.26%
	2004	18		13.48	247	7.05%	1.00%	8.45%
	2003	22		12.43	279	13.00%	1.00%	22.70%
Touchstone High Yield (GrandMaster flex3™)
	2007	29		14.11	407	8.30%	1.55%	0.19%
	2006	32		14.08	449	7.48%	1.55%	6.23%
	2005	35		13.25	466	0.00%	1.55%	1.65%
	2004	37		13.04	488	8.38%	1.55%	7.86%
	2003	29		12.09	347	16.05%	1.55%	22.12%
Touchstone High Yield (Grandmaster™)
	2007	12		11.62	139	5.77%	1.35%	0.40%
	2006	23		11.57	264	7.44%	1.35%	6.45%
	2005	34		10.87	371	0.00%	1.35%	1.90%
	2004	32		10.67	342	40.88%	1.35%	6.70%
Touchstone High Yield (IQ Annuity™)
	2007	21		14.73	307	6.91%	1.45%	0.30%
	2006	27		14.68	398	7.43%	1.45%	6.34%
	2005	29		13.81	397	0.00%	1.45%	1.76%
	2004	27		13.57	364	6.60%	1.45%	7.96%
	2003	36		12.57	447	8.98%	1.45%	22.28%
Touchstone High Yield (Pinnacle Plus™)
	2007	70		12.26	863	8.29%	1.67%	0.07%
	2006	74		12.25	901	7.96%	1.67%	6.10%
	2005	64		11.55	741	0.00%	1.67%	1.55%
	2004	28		11.37	322	16.97%	1.67%	7.77%
	2003	2		10.55	25	28.17%	1.67%	5.50%
Touchstone Large Cap Core Equity (AnnuiChoice II™)
	2007	28		11.42	323	4.37%	1.15%	4.10%
Touchstone Large Cap Core Equity (GrandMaster flex3™)
	2007	3		13.76	44	2.95%	1.55%	3.68%
	2006	5		13.27	60	2.39%	1.55%	24.62%
	2005	5		10.65	56	0.00%	1.55%	-4.59%
	2004	5		11.16	52	3.19%	1.55%	3.62%
	2003	1		10.77	9	3.36%	1.55%	29.76%
Touchstone Large Cap Core Equity (Grandmaster™)
	2007	1		13.14	7	1.93%	1.35%	3.89%
	2006	—	*	12.65	10	2.35%	1.35%	24.87%
	2005	—	*	10.13	8	0.00%	1.35%	-4.35%
	2004	2		10.59	25	14.55%	1.35%	5.90%
Touchstone Large Cap Core Equity (IQ Annuity™)
	2007	8		13.01	110	3.06%	1.45%	3.78%
	2006	8		12.54	102	5.26%	1.45%	24.75%
	2005	3		10.05	26	0.00%	1.45%	-4.47%
	2004	—	*	10.52	1	0.05%	1.45%	3.65%
	2003	3		10.15	34	1.93%	1.45%	29.96%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle Plus™)
	2007	8	$14.15	$120	3.35%	1.67%	3.55%
	2006	6	13.67	75	2.35%	1.67%	24.47%
	2005	5	10.98	50	0.00%	1.67%	-4.68%
	2004	3	11.52	39	2.80%	1.67%	3.41%
Touchstone Mid Cap Growth (AnnuiChoice™)
	2007	17	19.42	328	3.86%	1.00%	13.28%
	2006	11	17.15	194	0.00%	1.00%	15.02%
	2005	19	14.91	288	6.09%	1.00%	14.15%
	2004	27	13.06	357	2.03%	1.00%	10.96%
	2003	23	11.77	276	0.00%	1.00%	45.85%
Touchstone Mid Cap Growth (AnnuiChoice II™)
	2007	4	12.24	45	4.58%	1.15%	13.11%
Touchstone Mid Cap Growth (GrandMaster flex3™)
	2007	28	19.02	537	4.01%	1.55%	12.65%
	2006	16	16.89	267	0.00%	1.55%	14.38%
	2005	9	14.76	139	5.15%	1.55%	13.49%
	2004	8	13.01	101	3.21%	1.55%	10.35%
	2003	1	11.79	13	0.00%	1.55%	45.02%
Touchstone Mid Cap Growth (Grandmaster™)
	2007	15	15.81	240	3.66%	1.35%	12.88%
	2006	11	14.01	159	0.00%	1.35%	14.61%
	2005	10	12.22	123	5.37%	1.35%	13.78%
	2004	12	10.74	124	5.30%	1.35%	7.40%
Touchstone Mid Cap Growth (IQ Annuity™)
	2007	29	20.22	593	3.79%	1.45%	12.76%
	2006	18	17.93	332	0.00%	1.45%	14.50%
	2005	22	15.66	342	4.33%	1.45%	13.67%
	2004	28	13.78	386	1.85%	1.45%	10.42%
	2003	26	12.48	326	0.00%	1.45%	45.12%
Touchstone Mid Cap Growth (Pinnacle Plus™)
	2007	60	18.57	1,119	4.23%	1.67%	12.51%
	2006	36	16.51	600	0.00%	1.67%	14.24%
	2005	30	14.45	438	5.97%	1.67%	13.33%
	2004	19	12.75	238	2.65%	1.67%	10.20%
	2003	4	11.57	48	0.00%	1.67%	15.70%
Touchstone Moderate ETF (AnnuiChoice™)
	2007	21	12.08	254	1.29%	1.00%	4.18%
	2006	25	11.59	290	1.23%	1.00%	9.87%
	2005	13	10.55	142	0.00%	1.00%	2.86%
	2004	1	10.26	8	9.06%	1.00%	2.60%
Touchstone Moderate ETF (GrandMaster flex3™)
	2007	165	11.87	1,959	1.35%	1.55%	3.60%
	2006	187	11.46	2,140	1.12%	1.55%	9.26%
	2005	153	10.49	1,600	0.00%	1.55%	2.32%
	2004	30	10.25	303	22.15%	1.55%	2.50%
Touchstone Moderate ETF (Grandmaster™)
	2007	29	11.95	342	1.38%	1.35%	3.81%
	2006	33	11.51	378	0.95%	1.35%	9.48%
	2005	36	10.51	376	0.00%	1.35%	2.55%
	2004	12	10.25	126	9.14%	1.35%	2.50%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (IQ Annuity™)
	2007	244		$11.91	$2,905	1.78%	1.45%	3.70%
	2006	189		11.48	2,166	1.07%	1.45%	9.37%
	2005	178		10.50	1,871	0.00%	1.45%	2.44%
	2004	48		10.25	488	9.77%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacle Plus™)
	2007	88		11.83	1,040	1.45%	1.67%	3.47%
	2006	85		11.43	973	1.25%	1.67%	9.13%
	2005	58		10.47	604	0.00%	1.67%	2.18%
	2004	35		10.25	360	7.01%	1.67%	2.50%
Touchstone Money Market (AnnuiChoice™)
	2007	16		11.21	182	5.08%	1.00%	4.11%
	2006	39		10.76	419	4.84%	1.00%	3.89%
	2005	42		10.36	430	3.13%	1.00%	2.17%
	2004	42		10.14	423	1.33%	1.00%	0.30%
	2003	45		10.11	459	0.99%	1.00%	0.00%
Touchstone Money Market (Grandmaster™)
	2007	534		10.90	5,817	5.02%	1.35%	3.74%
	2006	443		10.50	4,653	4.84%	1.35%	3.52%
	2005	532		10.14	5,399	3.11%	1.35%	1.75%
	2004	557		9.97	5,557	1.28%	1.35%	0.00%
	2003	1,392		9.97	13,875	0.92%	1.35%	-0.30%
Touchstone Money Market (IQ Annuity™)
	2007	—	*	10.94	3	5.04%	1.45%	3.63%
	2006	—	*	10.56	3	4.47%	1.45%	3.42%
	2005	4		10.21	41	3.03%	1.45%	1.66%
	2004	6		10.04	60	1.32%	1.45%	-0.10%
	2003	7		10.05	71	0.99%	1.45%	-0.50%
Touchstone Third Avenue Value (AnnuiChoice™)
	2007	129		18.15	2,340	0.82%	1.00%	-2.78%
	2006	94		18.67	1,759	1.25%	1.00%	14.72%
	2005	60		16.28	977	0.79%	1.00%	16.26%
	2004	68		14.00	954	0.22%	1.00%	24.67%
	2003	82		11.23	917	0.33%	1.00%	38.81%
Touchstone Third Avenue Value (GrandMaster flex3™)
	2007	155		17.86	2,762	0.71%	1.55%	-3.32%
	2006	144		18.47	2,667	1.09%	1.55%	14.09%
	2005	121		16.19	1,955	1.13%	1.55%	15.58%
	2004	52		14.01	733	0.44%	1.55%	23.98%
	2003	15		11.30	174	0.20%	1.55%	37.97%
Touchstone Third Avenue Value (Grandmaster™)
	2007	259		15.60	4,047	0.79%	1.35%	-3.12%
	2006	182		16.10	2,930	1.12%	1.35%	14.32%
	2005	150		14.09	2,109	1.32%	1.35%	15.83%
	2004	25		12.16	306	0.91%	1.35%	21.60%
Touchstone Third Avenue Value (IQ Annuity™)
	2007	213		17.51	3,737	0.72%	1.45%	-3.22%
	2006	206		18.09	3,718	1.12%	1.45%	14.20%
	2005	189		15.84	3,000	0.80%	1.45%	15.70%
	2004	186		13.69	2,541	0.26%	1.45%	24.12%
	2003	179		11.03	1,978	0.34%	1.45%	38.22%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus™)
	2007	176		$18.83	$3,314	0.77%	1.67%	-3.44%
	2006	130		19.50	2,539	1.11%	1.67%	13.95%
	2005	115		17.11	1,973	1.08%	1.67%	15.46%
	2004	50		14.82	748	0.47%	1.67%	23.81%
	2003	1		11.97	18	0.00%	1.67%	19.70%
Touchstone Third Avenue Value (AnnuiChoice II™)
	2007	67		10.63	717	0.98%	1.15%	-2.93%
	2006	7		10.95	78	6.57%	1.15%	9.49%
Touchstone Value Plus (AnnuiChoice™)
	2007	11		11.55	126	1.28%	1.00%	-5.03%
	2006	13		12.17	161	0.80%	1.00%	18.53%
	2005	15		10.26	155	0.00%	1.00%	1.12%
	2004	20		10.15	208	0.78%	1.00%	9.49%
	2003	21		9.27	199	1.03%	1.00%	28.39%
Touchstone Value Plus (AnnuiChoice II™)
	2007	—	*	10.52	3	11.86%	1.15%	-5.18%
Touchstone Value Plus (GrandMaster flex3™)
	2007	10		12.85	125	1.48%	1.55%	-5.56%
	2006	9		13.60	120	0.71%	1.55%	17.87%
	2005	11		11.54	124	0.00%	1.55%	0.62%
	2004	9		11.47	101	0.82%	1.55%	8.82%
	2003	11		10.54	116	1.66%	1.55%	27.60%
Touchstone Value Plus (Grandmaster™)
	2007	4		12.29	45	1.50%	1.35%	-5.37%
	2006	3		12.99	41	0.85%	1.35%	18.11%
	2005	3		10.99	35	0.00%	1.35%	0.78%
	2004	4		10.91	42	2.27%	1.35%	9.10%
Touchstone Value Plus (IQ Annuity™)
	2007	19		11.37	213	1.37%	1.45%	-5.47%
	2006	20		12.02	243	0.83%	1.45%	17.99%
	2005	22		10.19	226	0.00%	1.45%	0.70%
	2004	21		10.12	216	0.74%	1.45%	8.93%
	2003	25		9.29	234	0.99%	1.45%	27.79%
Touchstone Value Plus (Pinnacle Plus™)
	2007	22		13.44	295	1.26%	1.67%	-5.68%
	2006	26		14.25	365	0.94%	1.67%	17.73%
	2005	22		12.10	263	0.00%	1.67%	0.43%
	2004	16		12.05	187	1.21%	1.67%	8.75%
	2003	2		11.08	27	19.95%	1.67%	10.80%
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)
	2007	18		17.98	328	2.46%	1.00%	1.42%
	2006	23		17.73	405	1.76%	1.00%	15.68%
	2005	23		15.33	356	0.57%	1.00%	8.10%
	2004	10		14.18	137	0.10%	1.00%	19.86%
	2003	1		11.83	8	0.19%	1.00%	28.31%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated (continued):
JP Morgan Mid Cap Value (GrandMaster flex3™)
	2007	11	$17.79	$194	2.30%	1.55%	0.86%
	2006	14	17.64	243	1.78%	1.55%	15.04%
	2005	16	15.33	252	0.83%	1.55%	7.53%
	2004	10	14.26	141	0.55%	1.55%	19.13%
	2003	5	11.97	59	0.33%	1.55%	27.61%
JP Morgan Mid Cap Value (Grandmaster™)
	2007	6	14.43	89	2.65%	1.35%	1.06%
	2006	10	14.28	148	4.16%	1.35%	15.27%
	2005	99	12.39	1,224	0.19%	1.35%	7.72%
	2004	5	11.50	54	0.00%	1.35%	15.00%
JP Morgan Mid Cap Value (IQ3™)
	2007	5	17.54	85	2.23%	1.45%	0.96%
	2006	7	17.37	122	2.08%	1.45%	15.15%
	2005	11	15.08	161	0.96%	1.45%	7.67%
	2004	7	14.01	101	0.36%	1.45%	19.23%
	2003	2	11.75	24	0.24%	1.45%	27.72%
JP Morgan Mid Cap Value (Pinnacle Plus™)
	2007	62	16.54	1,031	2.34%	1.67%	0.73%
	2006	65	16.42	1,073	1.81%	1.67%	14.90%
	2005	65	14.29	931	0.91%	1.67%	7.38%
	2004	31	13.31	407	0.64%	1.67%	19.05%
	2003	8	11.18	93	0.00%	1.67%	11.80%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)
	2007	354	61.23	21,673	2.18%	1.35%	0.15%
	2006	432	61.13	26,407	4.68%	1.35%	18.58%
	2005	507	51.56	26,143	2.15%	1.35%	4.45%
	2004	599	49.36	29,589	1.58%	1.35%	10.01%
	2003	683	44.87	30,654	1.90%	1.35%	28.57%
Fidelity VIP Growth (Grandmaster™)
	2007	148	74.52	11,060	0.95%	1.35%	25.24%
	2006	191	59.50	11,385	0.43%	1.35%	5.41%
	2005	235	56.44	13,254	0.55%	1.35%	4.37%
	2004	310	54.08	16,748	0.28%	1.35%	1.98%
	2003	447	53.03	23,679	0.28%	1.35%	31.07%
Fidelity VIP High Income (Grandmaster™)
	2007	246	17.73	4,352	7.30%	1.35%	1.39%
	2006	341	17.48	5,955	7.16%	1.35%	9.74%
	2005	408	15.93	6,494	14.76%	1.35%	1.35%
	2004	554	15.72	8,702	9.44%	1.35%	8.12%
	2003	767	14.54	11,159	7.54%	1.35%	25.56%
Fidelity VIP II Asset Manager (Grandmaster™)
	2007	189	38.40	7,272	6.14%	1.35%	13.94%
	2006	238	33.70	8,030	2.91%	1.35%	5.87%
	2005	302	31.83	9,604	3.05%	1.35%	2.64%
	2004	415	31.01	12,873	2.38%	1.35%	4.06%
	2003	381	29.80	11,344	3.73%	1.35%	16.36%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Grandmaster™)
	2007	521	$46.54	$24,250	5.28%	1.35%	16.00%
	2006	608	40.12	24,395	1.30%	1.35%	10.21%
	2005	696	36.40	25,317	0.32%	1.35%	15.37%
	2004	819	31.55	25,853	0.35%	1.35%	13.90%
	2003	966	27.70	26,769	0.56%	1.35%	26.72%
Fidelity VIP II Index 500 (Grandmaster™)
	2007	212	34.65	7,354	3.56%	1.35%	4.01%
	2006	277	33.31	9,233	1.84%	1.35%	14.17%
	2005	344	29.18	10,042	1.92%	1.35%	3.43%
	2004	452	28.21	12,748	1.44%	1.35%	9.09%
	2003	689	25.86	17,815	2.33%	1.35%	26.70%
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)
	2007	59	10.19	596	0.11%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (Grandmaster™)
	2007	97	27.11	2,632	4.53%	1.35%	2.93%
	2006	126	26.34	3,307	4.18%	1.35%	2.95%
	2005	157	25.58	4,016	4.84%	1.35%	0.80%
	2004	198	25.38	5,028	7.62%	1.35%	3.05%
	2003	400	24.63	9,862	5.29%	1.35%	3.79%
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)
	2007	33	10.15	333	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ™)
	2007	16	10.16	164	0.11%	1.45%	1.56%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)
	2007	38	10.14	383	0.11%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster™)
	2007	131	16.77	2,190	5.92%	1.35%	7.57%
	2006	201	15.59	3,130	2.19%	1.35%	10.20%
	2005	212	14.15	2,999	2.91%	1.35%	4.32%
	2004	282	13.56	3,820	2.11%	1.35%	4.07%
	2003	293	13.03	3,814	3.03%	1.35%	16.13%
Fidelity VIP III Growth & Income (Grandmaster™)
	2007	162	19.74	3,206	4.69%	1.35%	10.60%
	2006	196	17.85	3,502	1.11%	1.35%	11.65%
	2005	313	15.99	4,998	1.65%	1.35%	6.16%
	2004	419	15.06	6,304	0.95%	1.35%	4.37%
	2003	543	14.43	7,835	1.18%	1.35%	22.18%
Fidelity VIP III Growth Opportunities (Grandmaster™)
	2007	78	14.85	1,163	0.00%	1.35%	21.51%
	2006	102	12.22	1,251	0.76%	1.35%	4.04%
	2005	138	11.75	1,619	1.04%	1.35%	7.39%
	2004	203	10.94	2,222	0.57%	1.35%	5.80%
	2003	249	10.34	2,576	0.82%	1.35%	28.13%
Fidelity VIP Overseas (AnnuiChoice™)
	2007	35	10.62	373	2.24%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II™)
	2007	5	10.61	55	2.63%	1.15%	6.06%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Grandmaster™)
	2007	111	$41.58	$4,598	2.97%	1.35%	15.72%
	2006	144	35.93	5,161	1.70%	1.35%	16.49%
	2005	191	30.84	5,884	1.23%	1.35%	17.45%
	2004	226	26.26	5,939	1.20%	1.35%	12.08%
	2003	268	23.43	6,269	0.87%	1.35%	41.49%
Fidelity VIP Overseas (GrandmasterFlex3™)
	2007	33	10.58	351	2.29%	1.55%	5.77%
Fidelity VIP Overseas (IQ™)
	2007	19	10.58	196	1.95%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus™)
	2007	74	10.57	787	2.58%	1.67%	5.68%
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)
	2007	7	11.33	83	1.72%	1.00%	3.74%
	2006	2	10.92	20	4.55%	1.00%	9.18%
Touchstone Aggressive ETF (AnnuiChoice II™)
	2007	58	11.11	642	2.56%	1.15%	3.58%
	2006	29	10.72	307	6.80%	1.15%	7.21%
Touchstone Aggressive ETF (GrandmasterFlex3™)
	2007	7	9.82	69	3.87%	1.55%	-1.76%
Touchstone Aggressive ETF (Pinnacle Plus™)
	2007	10	9.82	101	3.48%	1.67%	-1.84%
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)
	2007	28	11.02	309	2.56%	1.15%	2.95%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2007	4	10.88	43	2.23%	1.15%	4.25%
Touchstone Conservative ETF (GrandmasterFlex3™)
	2007	70	10.08	702	7.34%	1.55%	0.76%
Touchstone Conservative ETF (Pinnacle Plus™)
	2007	25	10.07	251	7.08%	1.67%	0.67%
Touchstone Enhanced ETF (AnnuiChoice™)
	2007	25	11.34	282	2.54%	1.00%	2.70%
	2006	5	11.05	55	3.16%	1.00%	10.47%
Touchstone Enhanced ETF (AnnuiChoice II™)
	2007	17	11.13	189	3.65%	1.15%	2.54%
	2006	1	10.85	11	3.66%	1.15%	8.51%
Touchstone Enhanced ETF (GrandmasterFlex3™)
	2007	27	9.64	261	5.20%	1.55%	-3.61%
Touchstone Enhanced ETF (Pinnacle Plus™)
	2007	44	9.63	423	4.77%	1.67%	-3.69%
Touchstone Moderate ETF (AnnuiChoice™)
	2007	41	11.17	463	2.01%	1.00%	3.93%
	2006	17	10.74	178	3.64%	1.00%	7.43%
Touchstone Moderate ETF (AnnuiChoice II™)
	2007	43	10.97	469	3.15%	1.15%	3.77%
	2006	2	10.57	25	4.14%	1.15%	5.72%
Touchstone Moderate ETF (GrandmasterFlex3™)
	2007	43	9.92	422	3.21%	1.55%	-0.77%
Touchstone Moderate ETF (Pinnacle Plus™)
	2007	198	9.91	1,967	7.55%	1.67%	-0.85%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I
of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated Service Class (continued):
Touchstone Money Market (AnnuiChoice™)
	2007	115	$10.95	$1,261	4.81%	1.00%	3.84%
	2006	185	10.54	1,955	4.61%	1.00%	3.62%
	2005	199	10.17	2,022	2.88%	1.00%	1.85%
	2004	195	9.99	1,943	1.03%	1.00%	0.10%
	2003	273	9.98	2,723	0.64%	1.00%	-0.20%
Touchstone Money Market (AnnuiChoice II™)
	2007	2	10.50	24	4.69%	1.15%	3.68%
Touchstone Money Market (GrandMaster flex3™)
	2007	297	10.68	3,177	4.74%	1.55%	3.26%
	2006	184	10.34	1,903	4.73%	1.55%	3.05%
	2005	75	10.04	750	2.88%	1.55%	1.27%
	2004	127	9.91	1,256	1.14%	1.55%	-0.50%
	2003	40	9.96	400	0.67%	1.55%	-0.40%
Touchstone Money Market (IQ Annuity™)
	2007	761	10.73	8,166	4.70%	1.45%	3.37%
	2006	232	10.38	2,411	4.60%	1.45%	3.15%
	2005	409	10.06	4,114	2.97%	1.45%	1.42%
	2004	313	9.92	3,100	1.07%	1.45%	-0.40%
	2003	342	9.96	3,410	0.63%	1.45%	-0.40%
Touchstone Money Market (Pinnacle Plus™)
	2007	281	10.62	2,989	4.73%	1.67%	3.14%
	2006	156	10.30	1,611	4.65%	1.67%	2.92%
	2005	90	10.01	905	2.94%	1.67%	1.17%
	2004	64	9.89	636	1.20%	1.67%	-0.60%
	2003	21	9.95	209	0.75%	1.67%	-0.50%
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)
	2007	109	35.84	3,912	0.87%	1.35%	13.92%
	2006	175	31.46	5,499	1.28%	1.35%	11.08%
	2005	164	28.33	4,646	0.00%	1.35%	16.61%
	2004	204	24.29	4,946	0.00%	1.35%	23.11%
	2003	244	19.73	4,807	0.36%	1.35%	36.63%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)
	2007	20	13.80	270	5.75%	1.00%	14.02%
	2006	20	12.10	245	3.01%	1.00%	6.07%
	2005	32	11.41	369	2.82%	1.00%	2.78%
	2004	40	11.10	443	1.63%	1.00%	4.13%
	2003	21	10.66	228	2.72%	1.00%	16.50%
Fidelity VIP Asset Manager (AnnuiChoice II™)
	2007	1	11.90	7	17.13%	1.15%	13.84%
Fidelity VIP Asset Manager (GrandMaster flex3™)
	2007	9	12.65	112	6.26%	1.55%	13.38%
	2006	21	11.16	234	2.30%	1.55%	5.48%
	2005	24	10.58	252	2.27%	1.55%	2.13%
	2004	19	10.36	192	0.00%	1.55%	3.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I
of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated Service Class (continued):
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (IQ3™)
	2007	41	$12.99	$535	6.00%	1.45%	13.50%
	2006	39	11.45	443	2.63%	1.45%	5.59%
	2005	48	10.84	519	2.72%	1.45%	2.30%
	2004	56	10.60	592	1.86%	1.45%	3.62%
	2003	33	10.23	341	3.17%	1.45%	15.99%
Fidelity VIP Asset Manager (Pinnacle Plus™)
	2007	14	13.18	184	6.15%	1.67%	13.24%
	2006	9	11.64	105	2.29%	1.67%	5.35%
	2005	7	11.04	78	2.22%	1.67%	2.08%
	2004	5	10.82	54	2.23%	1.67%	3.44%
	2003	4	10.46	45	0.00%	1.67%	4.60%
Fidelity VIP Balanced (AnnuiChoice™)
	2007	24	13.74	335	5.72%	1.00%	7.63%
	2006	26	12.76	337	1.71%	1.00%	10.39%
	2005	24	11.56	273	2.57%	1.00%	4.44%
	2004	25	11.07	279	1.70%	1.00%	4.14%
	2003	24	10.63	256	1.50%	1.00%	16.17%
Fidelity VIP Balanced (AnnuiChoice II™)
	2007	1	11.37	8	1.96%	1.15%	7.46%

Fidelity VIP Balanced (GrandMaster ™)
	2007	42	12.90	537	2.96%	1.35%	7.25%
Fidelity VIP Balanced (GrandMaster flex3™)
	2007	41	14.11	571	4.91%	1.55%	7.03%
	2006	30	13.18	393	1.59%	1.55%	9.78%
	2005	26	12.01	318	2.44%	1.55%	3.87%
	2004	26	11.56	298	0.39%	1.55%	3.49%
	2003	3	11.17	30	0.00%	1.55%	11.70%
Fidelity VIP Balanced (IQ3™)
	2007	37	12.55	470	6.58%	1.45%	7.14%
	2006	34	11.71	402	2.00%	1.45%	9.89%
	2005	51	10.66	540	2.62%	1.45%	3.97%
	2004	60	10.25	619	1.72%	1.45%	3.64%
	2003	59	9.89	585	2.84%	1.45%	15.67%
Fidelity VIP Balanced (Pinnacle Plus™)
	2007	43	13.10	568	5.08%	1.67%	6.90%
	2006	29	12.25	361	1.51%	1.67%	9.64%
	2005	23	11.17	255	1.93%	1.67%	3.74%
	2004	12	10.77	124	1.07%	1.67%	3.46%
	2003	1	10.41	11	0.00%	1.67%	4.10%
Fidelity VIP Contrafund (AnnuiChoice™)
	2007	159	19.10	3,028	5.55%	1.00%	16.12%
	2006	157	16.45	2,578	1.08%	1.00%	10.32%
	2005	116	14.91	1,737	0.12%	1.00%	15.49%
	2004	78	12.91	1,010	0.19%	1.00%	14.05%
	2003	53	11.32	602	0.19%	1.00%	26.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I
of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3™)
	2007	146		$18.48	$2,700		5.74%	1.55%	15.48%
	2006	137		16.00	2,198		1.07%	1.55%	9.71%
	2005	120		14.58	1,749		0.09%	1.55%	14.84%
	2004	57		12.70	728		0.13%	1.55%	13.39%
	2003	17		11.20	192		0.10%	1.55%	26.13%
Fidelity VIP Contrafund (IQ3™)
	2007	177		16.74	2,961		5.20%	1.45%	15.59%
	2006	201		14.48	2,917		1.00%	1.45%	9.82%
	2005	204		13.19	2,692		0.14%	1.45%	14.99%
	2004	185		11.47	2,119		0.20%	1.45%	13.45%
	2003	167		10.11	1,690		0.27%	1.45%	26.38%
Fidelity VIP Contrafund (Pinnacle Plus™)
	2007	234		18.50	4,319		6.15%	1.67%	15.34%
	2006	169		16.04	2,713		1.11%	1.67%	9.58%
	2005	126		14.64	1,843		0.10%	1.67%	14.70%
	2004	63		12.76	799		0.05%	1.67%	13.22%
	2003	3		11.27	37		0.00%	1.67%	12.70%
Fidelity VIP Contrafund (AnnuiChoice II™)
	2007	70		12.43	865		7.74%	1.15%	15.95%
	2006	6		10.72	69		4.26%	1.15%	7.21%
Fidelity VIP Contrafund Standard (IQ Advisor™)
	2007	—	*	16.87	7		5.50%	0.60%	16.60%
	2006	—	*	14.47	6		1.03%	0.60%	10.77%
	2005	—	*	13.07	5		0.00%	0.60%	15.93%
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)
	2007	7		9.03	67		0.45%	1.00%	-9.71%
Fidelity VIP Disclipined Small Cap (IQ™)
	2007	8		9.00	69		0.46%	1.45%	-9.99%
Fidelity VIP Disclipined Small Cap (Grandmaster™)
	2007	2		9.01	22		0.46%	1.35%	-9.93%
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)
	2007	5		8.99	48		0.50%	1.55%	-10.05%
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)
	2007	5		8.99	49		0.53%	1.67%	-10.13%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)
	2007	6		16.22	94		5.26%	1.00%	5.66%
	2006	6		15.35	90		0.37%	1.00%	12.68%
	2005	—	*	13.62	—	*	0.00%	1.00%	19.51%
	2004	3		11.40	32		0.00%	1.00%	0.26%
	2003	3		11.37	32		0.00%	1.00%	23.59%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)
	2007	3		14.89	44		3.35%	1.55%	5.07%
	2006	6		14.17	85		0.31%	1.55%	12.06%
	2005	3		12.65	37		0.00%	1.55%	18.86%
	2004	3		10.64	30		0.00%	1.55%	6.40%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)
	2007	117		15.00	1,751		6.57%	1.35%	5.28%
	2006	81		14.25	1,158		0.35%	1.35%	12.28%
	2005	3		12.69	39		0.00%	1.35%	19.04%
	2004	3		10.66	33		0.00%	1.35%	6.60%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I
of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)
	2007	5		$19.52	$92	5.16%	1.45%	5.17%
	2006	5		18.56	94	0.11%	1.45%	12.17%
	2005	8		16.55	127	0.00%	1.45%	18.96%
	2004	17		13.91	238	0.00%	1.45%	-0.22%
	2003	25		13.94	352	0.00%	1.45%	23.14%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)
	2007	16		14.82	238	5.22%	1.67%	4.94%
	2006	12		14.13	171	0.26%	1.67%	11.92%
	2005	6		12.62	73	0.00%	1.67%	18.62%
Fidelity VIP Equity-Income (AnnuiChoice™)
	2007	67		14.33	956	2.14%	1.00%	0.26%
	2006	75		14.30	1,076	4.28%	1.00%	18.73%
	2005	84		12.04	1,010	1.67%	1.00%	4.53%
	2004	68		11.52	778	1.42%	1.00%	10.13%
	2003	73		10.46	766	0.99%	1.00%	28.66%
Fidelity VIP Equity-Income (AnnuiChoice II™)
	2007	13		11.00	143	25.01%	1.15%	0.10%
Fidelity VIP Equity-Income (GrandMaster flex3™)
	2007	30		14.77	449	1.90%	1.55%	-0.30%
	2006	34		14.82	499	4.25%	1.55%	18.08%
	2005	35		12.55	436	2.22%	1.55%	3.96%
	2004	38		12.07	458	0.55%	1.55%	9.53%
	2003	8		11.02	85	0.48%	1.55%	27.99%
Fidelity VIP Equity-Income (IQ3™)
	2007	75		13.19	987	2.27%	1.45%	-0.20%
	2006	73		13.21	969	4.50%	1.45%	18.20%
	2005	86		11.18	960	2.11%	1.45%	4.00%
	2004	119		10.75	1,283	1.48%	1.45%	9.69%
	2003	132		9.80	1,293	1.70%	1.45%	28.10%
Fidelity VIP Equity-Income (Pinnacle Plus™)
	2007	151		15.15	2,289	2.32%	1.67%	-0.43%
	2006	128		15.21	1,948	4.19%	1.67%	17.93%
	2005	105		12.90	1,350	1.51%	1.67%	3.79%
	2004	71		12.43	878	0.48%	1.67%	9.42%
	2003	12		11.36	133	0.00%	1.67%	13.60%
Fidelity VIP Freedom 2010 (Grandmaster™)
	2007	9		10.23	87	17.61%	1.35%	2.34%
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)
	2007	4		10.22	36	5.90%	1.55%	2.20%
Fidelity VIP Freedom 2010 (IQ3™)
	2007	3		10.23	26	18.34%	1.45%	2.27%
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)
	2007	1		10.26	13	11.02%	1.15%	2.61%
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)
	2007	—	*	10.23	2	29.66%	1.55%	2.32%
Fidelity VIP Freedom 2015 (IQ3™)
	2007	32		10.24	326	12.26%	1.45%	2.39%
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)
	2007	3		10.27	34	81.18%	1.15%	2.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I
of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (IQ3™)
	2007	4		$10.25	$40	15.32%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle Plus™)
	2007	2		10.23	20	14.72%	1.67%	2.35%
Fidelity VIP Freedom 2030 (Pinnacle Plus™)
	2007	—	*	10.25	2	114.95%	1.67%	2.48%
Fidelity VIP Growth & Income (AnnuiChoice™)
	2007	15		14.13	209	4.27%	1.00%	10.73%
	2006	16		12.76	209	0.73%	1.00%	11.73%
	2005	20		11.42	227	1.46%	1.00%	6.30%
	2004	33		10.74	359	0.57%	1.00%	4.47%
	2003	11		10.28	112	0.76%	1.00%	22.24%
Fidelity VIP Growth & Income (AnnuiChoice II™)
	2007	—	*	11.88	4	1.74%	1.15%	10.57%
Fidelity VIP Growth & Income (GrandMaster flex3™)
	2007	15		15.07	229	3.98%	1.55%	10.12%
	2006	16		13.69	219	0.63%	1.55%	11.11%
	2005	14		12.32	171	1.33%	1.55%	5.72%
	2004	14		11.65	160	0.26%	1.55%	3.93%
	2003	3		11.21	29	0.24%	1.55%	21.45%
Fidelity VIP Growth & Income (IQ3™)
	2007	10		12.26	122	4.17%	1.45%	10.23%
	2006	17		11.12	188	0.80%	1.45%	11.22%
	2005	27		10.00	272	1.55%	1.45%	5.80%
	2004	43		9.45	408	0.90%	1.45%	4.07%
	2003	57		9.08	518	1.12%	1.45%	21.55%
Fidelity VIP Growth & Income (Pinnacle Plus™)
	2007	25		14.15	351	4.12%	1.67%	9.98%
	2006	11		12.86	147	0.75%	1.67%	10.98%
	2005	13		11.59	145	1.22%	1.67%	5.65%
	2004	9		10.97	97	0.72%	1.67%	3.69%
	2003	5		10.58	51	0.00%	1.67%	5.80%
Fidelity VIP Growth (AnnuiChoice™)
	2007	24		12.78	310	0.43%	1.00%	25.39%
	2006	19		10.20	199	0.21%	1.00%	5.51%
	2005	31		9.66	303	0.26%	1.00%	4.47%
	2004	36		9.25	334	0.12%	1.00%	2.10%
	2003	55		9.06	494	0.07%	1.00%	31.11%
Fidelity VIP Growth (AnnuiChoice II™)
	2007	5		13.20	64	0.71%	1.15%	25.20%
Fidelity VIP Growth (GrandMaster™)
	2007	63		11.71	737	0.18%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3™)
	2007	20		14.90	291	0.44%	1.55%	24.69%
	2006	14		11.95	170	0.16%	1.55%	4.93%
	2005	14		11.39	164	0.39%	1.55%	3.92%
	2004	58		10.96	633	0.01%	1.55%	1.48%
	2003	3		10.80	30	0.00%	1.55%	30.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I
of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ3™)
	2007	51		$9.81	$501	0.46%	1.45%	24.81%
	2006	46		7.86	361	0.20%	1.45%	5.03%
	2005	58		7.48	436	0.30%	1.45%	3.93%
	2004	74		7.20	534	0.08%	1.45%	1.69%
	2003	143		7.08	1,013	0.07%	1.45%	30.63%
Fidelity VIP Growth (Pinnacle Plus™)
	2007	39		15.13	592	0.43%	1.67%	24.54%
	2006	25		12.15	310	0.15%	1.67%	4.80%
	2005	18		11.59	212	0.27%	1.67%	3.78%
	2004	17		11.17	195	0.02%	1.67%	1.36%
	2003	—	*	11.02	2	0.00%	1.67%	10.20%
Fidelity VIP Growth Opportunities (AnnuiChoice™)
	2007	3		14.32	41	0.00%	1.00%	21.67%
	2006	4		11.77	48	0.48%	1.00%	4.07%
	2005	5		11.31	52	0.58%	1.00%	7.58%
	2004	6		10.51	61	0.35%	1.00%	5.84%
	2003	6		9.93	64	0.39%	1.00%	28.13%
Fidelity VIP Growth Opportunities (GrandMaster flex3™)
	2007	8		15.60	129	0.00%	1.55%	20.99%
	2006	9		12.89	111	0.37%	1.55%	3.49%
	2005	3		12.46	40	0.65%	1.55%	7.00%
	2004	7		11.64	85	0.09%	1.55%	5.24%
	2003	1		11.06	9	0.00%	1.55%	27.42%
Fidelity VIP Growth Opportunities (IQ3™)
	2007	13		12.81	166	0.00%	1.45%	21.12%
	2006	6		10.57	60	1.45%	1.45%	3.60%
	2005	1		10.21	8	0.89%	1.45%	7.09%
	2004	2		9.53	23	0.31%	1.45%	5.30%
	2003	3		9.05	23	0.25%	1.45%	27.64%
Fidelity VIP Growth Opportunities (Pinnacle Plus™)
	2007	17		15.44	267	0.00%	1.67%	20.84%
	2006	6		12.77	76	0.46%	1.67%	3.37%
	2005	6		12.36	74	0.64%	1.67%	6.90%
	2004	6		11.56	65	0.10%	1.67%	5.09%
	2003	1		11.00	9	0.00%	1.67%	10.00%
Fidelity VIP High Income (AnnuiChoice™)
	2007	22		15.07	333	7.69%	1.00%	1.51%
	2006	22		14.84	324	7.13%	1.00%	9.92%
	2005	22		13.50	291	16.22%	1.00%	1.30%
	2004	34		13.33	448	9.39%	1.00%	8.29%
	2003	39		12.31	484	1.72%	1.00%	25.48%
Fidelity VIP High Income (AnnuiChoice II™)
	2007	1		10.64	12	11.13%	1.15%	1.36%
Fidelity VIP High Income (GrandMaster flex3™)
	2007	39		13.74	541	3.09%	1.55%	0.95%
	2006	173		13.61	2,352	9.60%	1.55%	9.31%
	2005	208		12.45	2,588	19.14%	1.55%	0.73%
	2004	134		12.36	1,651	12.05%	1.55%	7.67%
	2003	57		11.48	653	0.00%	1.55%	14.80%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (IQ3™)
	2007	83	$12.27	$1,015	2.85%	1.45%	1.05%
	2006	301	12.15	3,661	9.84%	1.45%	9.42%
	2005	231	11.10	2,569	20.22%	1.45%	0.83%
	2004	180	11.01	1,978	8.20%	1.45%	7.84%
	2003	70	10.21	713	4.64%	1.45%	24.82%
Fidelity VIP High Income (Pinnacle Plus™)
	2007	22	12.73	285	7.72%	1.67%	0.82%
	2006	22	12.62	281	7.64%	1.67%	9.18%
	2005	23	11.56	264	15.06%	1.67%	0.62%
	2004	18	11.49	208	1.45%	1.67%	7.58%
	2003	3	10.68	31	0.00%	1.67%	6.80%
Fidelity VIP Index 500 (AnnuiChoice™)
	2007	126	12.42	1,569	2.69%	1.00%	4.12%
	2006	36	11.93	432	1.66%	1.00%	14.29%
	2005	47	10.44	489	1.61%	1.00%	3.54%
	2004	52	10.08	529	1.24%	1.00%	9.21%
	2003	81	9.23	743	0.65%	1.00%	26.79%
Fidelity VIP II Index 500 (AnnuiChoice II™)
	2007	9	9.86	93	2.97%	1.15%	-1.39%
Fidelity VIP II Index 500 (Grandmaster™)
	2007	283	9.85	2,788	2.09%	1.35%	-1.52%
Fidelity VIP II Index 500 (GrandmasterFlex3™)
	2007	100	9.83	980	2.39%	1.55%	-1.66%
Fidelity VIP Index 500 (IQ3™)
	2007	80	11.06	888	2.88%	1.45%	3.65%
	2006	56	10.67	599	1.67%	1.45%	13.77%
	2005	69	9.38	651	1.83%	1.45%	3.10%
	2004	93	9.10	843	1.31%	1.45%	8.72%
	2003	129	8.37	1,076	0.97%	1.45%	26.24%
Fidelity VIP Index 500 (Pinnacle Plus™)
	2007	159	14.48	2,300	2.60%	1.67%	3.42%
	2006	7	14.00	94	1.49%	1.67%	13.52%
	2005	8	12.33	100	1.60%	1.67%	2.85%
	2004	8	11.99	99	0.82%	1.67%	8.51%
Fidelity VIP Investment Grade Bond (AnnuiChoice™)
	2007	69	12.83	881	4.28%	1.00%	3.04%
	2006	77	12.45	955	3.89%	1.00%	3.10%
	2005	87	12.08	1,055	3.63%	1.00%	0.91%
	2004	78	11.97	929	2.44%	1.00%	3.10%
	2003	87	11.61	1,006	4.14%	1.00%	3.94%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2007	34	10.14	348	0.17%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)
	2007	39	10.87	419	3.99%	1.55%	2.46%
	2006	39	10.61	416	3.29%	1.55%	2.53%
	2005	35	10.35	359	2.44%	1.55%	0.36%
	2004	16	10.31	162	0.00%	1.55%	3.10%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ3™)
	2007	84		$12.68	$1,071	4.12%	1.45%	2.57%
	2006	99		12.36	1,221	4.18%	1.45%	2.63%
	2005	117		12.05	1,411	4.14%	1.45%	0.39%
	2004	109		12.00	1,311	5.71%	1.45%	2.74%
	2003	101		11.68	1,176	4.32%	1.45%	3.36%
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)
	2007	42		10.77	453	3.42%	1.67%	2.34%
	2006	30		10.52	312	3.63%	1.67%	2.40%
	2005	28		10.28	285	2.16%	1.67%	0.16%
	2004	9		10.26	90	4.71%	1.67%	2.50%
	2003	5		10.01	52	0.00%	1.67%	0.10%
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)
	2007	27		10.45	278	1.68%	1.15%	2.88%
	2006	2		10.16	17	0.00%	1.15%	1.56%
Fidelity VIP Mid Cap (AnnuiChoice™)
	2007	45		23.17	1,048	0.62%	1.00%	14.18%
	2006	52		20.29	1,056	1.25%	1.00%	11.28%
	2005	52		18.23	944	0.00%	1.00%	16.87%
	2004	48		15.60	744	0.00%	1.00%	23.42%
	2003	36		12.64	460	0.22%	1.00%	36.80%
Fidelity VIP Mid Cap (GrandMaster flex3™)
	2007	88		21.75	1,924	0.60%	1.55%	13.54%
	2006	75		19.16	1,437	1.21%	1.55%	10.67%
	2005	64		17.31	1,100	0.00%	1.55%	16.18%
	2004	19		14.90	278	0.00%	1.55%	22.73%
	2003	10		12.14	118	0.04%	1.55%	36.10%
Fidelity VIP Mid Cap (IQ Annuity™)
	2007	84		21.85	1,834	0.59%	1.45%	13.66%
	2006	100		19.22	1,926	1.23%	1.45%	10.78%
	2005	101		17.35	1,750	0.00%	1.45%	16.30%
	2004	103		14.92	1,543	0.00%	1.45%	22.90%
	2003	103		12.14	1,250	0.24%	1.45%	36.25%
Fidelity VIP Mid Cap (Pinnacle Plus™)
	2007	115		21.75	2,500	0.60%	1.67%	13.40%
	2006	89		19.18	1,716	1.21%	1.67%	10.53%
	2005	82		17.35	1,414	0.00%	1.67%	16.06%
	2004	46		14.95	686	0.00%	1.67%	22.54%
	2003	4		12.20	50	0.00%	1.67%	22.00%
Fidelity VIP Mid Cap (AnnuiChoice II™)
	2007	5		11.96	65	0.49%	1.15%	14.01%
	2006	—	*	10.49	6	0.00%	1.15%	4.92%
Fidelity VIP Mid Cap (Grandmaster™)
	2007	71		17.99	1,282	0.38%	1.35%	13.77%
	2006	—	*	15.81	13	0.00%	1.35%	10.89%
Fidelity VIP Overseas (AnnuiChoice™)
	2007	45		18.98	862	3.32%	1.00%	15.88%
	2006	18		16.38	298	1.43%	1.00%	16.60%
	2005	24		14.05	335	0.87%	1.00%	17.58%
	2004	20		11.95	242	1.02%	1.00%	12.21%
	2003	26		10.65	272	0.26%	1.00%	41.62%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster™)
	2007	247		$10.57	$2,607	4.78%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3™)
	2007	47		17.27	814	2.73%	1.55%	15.23%
	2006	25		14.99	369	1.15%	1.55%	15.95%
	2005	14		12.93	175	0.42%	1.55%	16.98%
	2004	3		11.05	29	0.00%	1.55%	10.50%
Fidelity VIP Overseas (IQ3™)
	2007	61		14.85	910	2.99%	1.45%	15.35%
	2006	27		12.87	348	0.76%	1.45%	16.07%
	2005	13		11.09	149	0.98%	1.45%	17.12%
	2004	10		9.47	96	1.47%	1.45%	11.67%
	2003	14		8.48	121	0.39%	1.45%	40.86%
Fidelity VIP Overseas (Pinnacle Plus™)
	2007	56		21.29	1,187	3.12%	1.67%	15.09%
	2006	32		18.50	585	0.73%	1.67%	15.81%
	2005	11		15.97	170	0.79%	1.67%	16.77%
	2004	6		13.68	81	0.00%	1.67%	11.49%
	2003	1		12.27	7	0.00%	1.67%	22.70%
Fidelity VIP Overseas (AnnuiChoice II™)
	2007	6		12.63	76	2.54%	1.15%	15.70%
	2006	1		10.92	15	0.00%	1.15%	9.18%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2007	13		18.12	241	7.71%	1.00%	5.46%
	2006	13		17.18	230	9.74%	1.00%	9.70%
	2005	13		15.66	210	10.63%	1.00%	11.16%
	2004	3		14.09	48	10.78%	1.00%	8.97%
	2003	1		12.93	18	0.00%	1.00%	26.52%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)
	2007	3		18.25	58	7.85%	1.55%	4.87%
	2006	5		17.41	84	9.28%	1.55%	9.10%
	2005	5		15.96	79	9.87%	1.55%	10.49%
	2004	5		14.44	70	9.72%	1.55%	8.41%
	2003	—	*	13.32	5	0.00%	1.55%	25.90%
Van Kampen UIF Emerging Markets Debt (IQ3™)
	2007	2		17.71	42	8.49%	1.45%	4.98%
	2006	6		16.87	105	8.36%	1.45%	9.21%
	2005	2		15.45	38	9.96%	1.45%	10.64%
	2004	2		13.96	33	6.77%	1.45%	8.47%
	2003	6		12.87	81	0.00%	1.45%	26.05%
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)
	2007	11		21.86	236	2.82%	1.00%	-17.90%
	2006	40		26.63	1,078	1.44%	1.00%	36.67%
	2005	18		19.48	344	1.49%	1.00%	15.89%
	2004	19		16.81	313	1.65%	1.00%	35.02%
	2003	20		12.45	251	0.00%	1.00%	36.21%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)
	2007	19	$21.10	$403	2.20%	1.55%	-18.36%
	2006	39	25.85	1,019	1.39%	1.55%	35.92%
	2005	29	19.02	554	1.43%	1.55%	15.25%
	2004	18	16.50	305	1.89%	1.55%	34.26%
	2003	6	12.29	77	0.00%	1.55%	35.35%
Van Kampen UIF U.S. Real Estate (IQ3™)
	2007	8	21.20	165	2.11%	1.45%	-18.28%
	2006	10	25.95	263	1.36%	1.45%	36.05%
	2005	8	19.07	161	1.64%	1.45%	15.38%
	2004	7	16.53	111	1.73%	1.45%	34.39%
	2003	9	12.30	114	0.00%	1.45%	35.46%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)
	2007	7	9.30	65	3.99%	1.15%	-18.03%
	2006	11	11.35	120	0.00%	1.15%	13.50%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)
	2007	24	21.88	529	2.14%	1.45%	13.78%
	2006	19	19.23	358	1.41%	1.45%	19.69%
	2005	26	16.07	411	1.07%	1.45%	8.58%
	2004	14	14.80	209	0.88%	1.45%	16.81%
	2003	5	12.67	59	0.52%	1.45%	26.70%
Franklin Growth and Income Securities (AnnuiChoice™)
	2007	56	14.74	828	3.92%	1.00%	-4.67%
	2006	7	15.46	114	2.39%	1.00%	15.59%
	2005	10	13.38	128	2.43%	1.00%	2.49%
	2004	8	13.05	107	1.25%	1.00%	9.48%
	2003	4	11.92	49	3.74%	1.00%	19.20%
Franklin Growth and Income Securities (AnnuiChoice II™)
	2007	4	10.33	38	3.85%	1.15%	-4.82%
Franklin Growth and Income Securities (GrandMaster flex3™)
	2007	38	14.34	538	3.58%	1.55%	-5.21%
	2006	13	15.12	194	2.42%	1.55%	14.95%
	2005	10	13.16	133	2.43%	1.55%	1.90%
	2004	7	12.91	84	1.48%	1.55%	8.95%
	2003	3	11.85	31	0.00%	1.55%	18.50%
Franklin Growth and Income Securities (Grandmaster™)
	2007	114	14.48	1,645	3.82%	1.35%	-5.01%
	2006	25	15.24	388	2.62%	1.35%	15.18%
	2005	32	13.24	421	3.04%	1.35%	2.12%
	2004	27	12.96	348	2.55%	1.35%	9.09%
	2003	37	11.88	437	3.34%	1.35%	18.80%
Franklin Growth and Income Securities (IQ Annuity™)
	2007	113	14.41	1,622	3.74%	1.45%	-5.11%
	2006	30	15.18	460	2.64%	1.45%	15.07%
	2005	34	13.20	446	2.54%	1.45%	2.05%
	2004	32	12.93	412	2.47%	1.45%	8.93%
	2003	29	11.87	342	3.48%	1.45%	18.70%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (Pinnacle Plus™)
	2007	147		$13.66	$2,002	3.81%	1.67%	-5.32%
	2006	35		14.43	508	2.64%	1.67%	14.81%
	2005	33		12.57	411	2.62%	1.67%	1.83%
	2004	22		12.34	270	2.66%	1.67%	8.72%
	2003	8		11.35	88	0.00%	1.67%	13.50%
Franklin Income Securities (AnnuiChoice™)
	2007	34		17.27	595	3.76%	1.00%	2.71%
	2006	32		16.81	532	3.76%	1.00%	17.06%
	2005	36		14.36	515	3.72%	1.00%	0.63%
	2004	42		14.27	595	2.98%	1.00%	12.72%
	2003	31		12.66	395	4.10%	1.00%	26.60%
Franklin Income Securities (AnnuiChoice II™)
	2007	12		10.91	133	3.61%	1.15%	2.56%
Franklin Income Securities (GrandMaster flex3™)
	2007	198		16.79	3,321	3.52%	1.55%	2.14%
	2006	159		16.44	2,608	3.61%	1.55%	16.41%
	2005	122		14.12	1,726	3.84%	1.55%	0.02%
	2004	72		14.12	1,020	2.20%	1.55%	12.06%
	2003	19		12.60	245	3.05%	1.55%	26.00%
Franklin Income Securities (Grandmaster™)
	2007	204		16.96	3,455	3.84%	1.35%	2.35%
	2006	163		16.57	2,699	4.02%	1.35%	16.65%
	2005	98		14.21	1,391	3.65%	1.35%	0.27%
	2004	77		14.17	1,096	3.01%	1.35%	12.28%
	2003	83		12.62	1,051	5.64%	1.35%	26.20%
Franklin Income Securities (IQ Annuity™)
	2007	130		16.88	2,194	3.37%	1.45%	2.25%
	2006	99		16.51	1,640	3.24%	1.45%	16.53%
	2005	75		14.17	1,066	3.40%	1.45%	0.11%
	2004	33		14.15	470	3.07%	1.45%	12.21%
	2003	19		12.61	234	3.52%	1.45%	26.10%
Franklin Income Securities (Pinnacle Plus™)
	2007	185		14.84	2,743	3.61%	1.67%	2.02%
	2006	144		14.55	2,094	3.74%	1.67%	16.27%
	2005	132		12.51	1,653	3.79%	1.67%	-0.05%
	2004	82		12.52	1,032	3.04%	1.67%	11.89%
	2003	28		11.19	315	0.00%	1.67%	11.90%
Franklin Large Cap Growth Securities (AnnuiChoice™)
	2007	4		14.82	61	0.63%	1.00%	5.16%
	2006	4		14.09	59	0.61%	1.00%	9.79%
	2005	12		12.83	149	0.68%	1.00%	0.01%
	2004	20		12.83	258	0.41%	1.00%	6.92%
	2003	—	*	12.00	6	0.00%	1.00%	20.00%
Franklin Large Cap Growth Securities (GrandMaster flex3™)
	2007	20		14.41	290	0.71%	1.55%	4.58%
	2006	20		13.78	278	0.71%	1.55%	9.18%
	2005	30		12.62	383	0.60%	1.55%	-0.47%
	2004	19		12.68	245	0.40%	1.55%	6.20%
	2003	4		11.94	46	0.00%	1.55%	19.40%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Grandmaster™)
	2007	19		$14.56	$277	0.72%	1.35%	4.79%
	2006	11		13.89	153	0.77%	1.35%	9.40%
	2005	12		12.70	148	0.63%	1.35%	-0.34%
	2004	16		12.74	199	0.60%	1.35%	6.52%
	2003	6		11.96	71	0.13%	1.35%	19.60%
Franklin Large Cap Growth Securities (IQ Annuity™)
	2007	29		14.48	426	0.68%	1.45%	4.68%
	2006	22		13.84	300	0.87%	1.45%	9.29%
	2005	25		12.66	318	0.54%	1.45%	-0.40%
	2004	11		12.71	145	0.43%	1.45%	6.36%
	2003	12		11.95	145	0.00%	1.45%	19.50%
Franklin Large Cap Growth Securities (Pinnacle Plus™)
	2007	35		13.08	458	0.65%	1.67%	4.45%
	2006	27		12.52	336	0.78%	1.67%	9.05%
	2005	27		11.48	305	0.52%	1.67%	-0.58%
	2004	29		11.55	333	0.47%	1.67%	6.06%
Franklin Large Cap Growth Securities (AnnuiChoice II™)
	2007	9		11.36	99	0.94%	1.15%	5.00%
	2006	—	*	10.82	8	0.00%	1.15%	8.16%

Franklin Mutual Shares Securities (AnnuiChoice™)
	2007	64		17.88	1,142	1.91%	1.00%	2.44%
	2006	49		17.45	853	1.97%	1.00%	17.20%
	2005	28		14.89	413	0.99%	1.00%	9.48%
	2004	23		13.60	313	0.53%	1.00%	11.48%
	2003	11		12.20	138	1.06%	1.00%	22.00%
Franklin Mutual Shares Securities (AnnuiChoice II™)
	2007	23		11.05	257	1.75%	1.15%	2.28%
Franklin Mutual Shares Securities (GrandMaster flex3™)
	2007	123		17.39	2,146	2.01%	1.55%	1.87%
	2006	86		17.07	1,460	1.99%	1.55%	16.55%
	2005	65		14.64	946	0.95%	1.55%	8.88%
	2004	32		13.45	436	0.37%	1.55%	10.88%
	2003	7		12.13	89	0.92%	1.55%	21.30%
Franklin Mutual Shares Securities (IQ Annuity™)
	2007	52		17.47	904	1.94%	1.45%	1.97%
	2006	36		17.14	618	1.74%	1.45%	16.67%
	2005	20		14.69	295	0.92%	1.45%	8.96%
	2004	8		13.48	107	0.88%	1.45%	10.95%
	2003	5		12.15	57	1.11%	1.45%	21.50%
Franklin Mutual Shares Securities (Pinnacle Plus™)
	2007	128		15.90	2,031	2.17%	1.67%	1.74%
	2006	93		15.63	1,447	2.20%	1.67%	16.41%
	2005	65		13.42	868	0.95%	1.67%	8.70%
	2004	30		12.35	375	0.78%	1.67%	10.76%
	2003	8		11.15	86	0.00%	1.67%	11.50%
Franklin Mutual Shares Securities Standard (IQ Advisor™)
	2007	1		14.75	13	2.05%	0.60%	2.86%
	2006	—	*	14.34	13	2.08%	0.60%	17.67%
	2005	—	*	12.18	11	0.00%	0.60%	9.86%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Grandmaster™)
	2007	180		$17.56	$3,166	1.72%	1.35%	2.08%
	2006	76		17.21	1,306	2.13%	1.35%	16.79%
	2005	73		14.73	1,072	0.89%	1.35%	9.05%
	2004	64		13.51	868	0.81%	1.35%	11.10%
	2003	57		12.16	691	0.82%	1.35%	21.60%
Franklin Small Cap Value Securities (AnnuiChoice™)
	2007	—	*	8.90	1	0.00%	1.00%	-10.96%
Franklin Small Cap Value Securities (GrandmasterFlex3™)
	2007	6		8.87	55	1.45%	1.55%	-11.30%
Franklin Small Cap Value Securities (IQ3 ™)
	2007	1		8.88	10	1.18%	1.45%	-11.24%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2007	2		8.86	14	0.00%	1.67%	-11.37%
Templeton Foreign Securities Fund (GrandMaster flex3™)
	2007	34		21.77	749	2.03%	1.55%	13.66%
	2006	27		19.16	525	1.19%	1.55%	19.57%
	2005	39		16.02	620	1.09%	1.55%	8.47%
	2004	12		14.77	181	0.68%	1.55%	16.67%
	2003	3		12.66	33	1.74%	1.55%	26.60%
Templeton Foreign Securities Fund (Grandmaster™)
	2007	13		21.99	292	1.69%	1.35%	13.89%
	2006	13		19.31	247	0.89%	1.35%	19.81%
	2005	20		16.12	323	1.53%	1.35%	8.68%
	2004	10		14.83	147	0.98%	1.35%	16.96%
	2003	4		12.68	55	0.00%	1.35%	26.80%
Templeton Foreign Securities Fund (Pinnacle Plus™)
	2007	51		20.12	1,032	2.08%	1.67%	13.52%
	2006	33		17.73	585	1.23%	1.67%	19.42%
	2005	24		14.84	351	1.12%	1.67%	8.35%
	2004	17		13.70	237	1.16%	1.67%	16.50%
	2003	3		11.76	32	0.00%	1.67%	17.60%
Templeton Foreign Securities Fund (AnnuiChoice™)
	2007	6		22.38	134	1.93%	1.00%	14.30%
	2006	4		19.58	87	1.11%	1.00%	20.24%
	2005	9		16.29	154	0.93%	1.00%	9.10%
	2004	4		14.93	61	0.67%	1.00%	17.28%
Templeton Foreign Securities Fund (AnnuiChoice II™)
	2007	2		12.51	21	1.58%	1.15%	14.12%
	2006	—	*	10.96	2	0.00%	1.15%	9.64%
Templeton Growth Securities (AnnuiChoice™)
	2007	6		19.00	119	1.92%	1.00%	1.32%
	2006	4		18.75	80	1.12%	1.00%	20.59%
	2005	9		15.55	139	1.01%	1.00%	7.74%
	2004	5		14.43	77	0.39%	1.00%	14.89%
	2003	—	*	12.56	5	0.00%	1.00%	25.60%
Templeton Growth Securities (AnnuiChoice II™)
	2007	3		11.15	39	1.56%	1.15%	1.16%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (GrandMaster flex3™)
	2007	84		$18.48	$1,560	1.61%	1.55%	0.75%
	2006	57		18.34	1,048	1.21%	1.55%	19.93%
	2005	43		15.29	660	1.07%	1.55%	7.16%
	2004	20		14.27	288	0.58%	1.55%	14.25%
Templeton Growth Securities (Grandmaster™)
	2007	22		18.66	415	1.79%	1.35%	0.96%
	2006	63		18.49	1,165	1.58%	1.35%	20.17%
	2005	24		15.38	364	1.11%	1.35%	7.43%
	2004	23		14.32	327	1.11%	1.35%	14.47%
	2003	16		12.51	197	1.18%	1.35%	25.10%
Templeton Growth Securities (IQ Annuity™)
	2007	48		18.57	885	1.44%	1.45%	0.86%
	2006	86		18.41	1,584	0.85%	1.45%	20.05%
	2005	23		15.34	354	1.08%	1.45%	7.26%
	2004	10		14.30	138	1.25%	1.45%	14.40%
	2003	4		12.50	53	0.72%	1.45%	25.00%
Templeton Growth Securities (Pinnacle Plus™)
	2007	62		16.99	1,056	1.65%	1.67%	0.63%
	2006	62		16.88	1,048	1.21%	1.67%	19.78%
	2005	42		14.10	599	1.25%	1.67%	7.03%
	2004	8		13.17	105	1.34%	1.67%	14.12%
Templeton Growth Securities Standard (IQ Advisor™)
	2007	—	*	15.04	7	1.65%	0.60%	1.73%
	2006	—	*	14.78	7	1.32%	0.60%	21.08%
	2005	—	*	12.21	6	0.00%	0.60%	8.25%
Van Kampen LIT Comstock (AnnuiChoice™)
	2007	7		16.51	111	1.67%	1.00%	-3.31%
	2006	7		17.07	115	3.20%	1.00%	14.89%
	2005	17		14.86	246	1.12%	1.00%	3.05%
	2004	25		14.42	355	0.28%	1.00%	16.29%
	2003	2		12.40	30	0.00%	1.00%	24.00%
Van Kampen LIT Comstock (GrandMaster flex3™)
	2007	17		16.06	276	1.73%	1.55%	-3.85%
	2006	19		16.70	319	2.55%	1.55%	14.25%
	2005	20		14.62	289	0.82%	1.55%	2.50%
	2004	10		14.26	138	0.36%	1.55%	15.65%
	2003	1		12.33	9	0.00%	1.55%	23.30%
Van Kampen LIT Comstock (Grandmaster™)
	2007	7		16.22	112	1.76%	1.35%	-3.65%
	2006	11		16.83	184	3.63%	1.35%	14.48%
	2005	25		14.70	361	1.49%	1.35%	2.68%
	2004	157		14.32	2,249	0.12%	1.35%	15.86%
	2003	7		12.36	93	0.00%	1.35%	23.60%
Van Kampen LIT Comstock (IQ Annuity™)
	2007	9		16.14	138	1.61%	1.45%	-3.75%
	2006	9		16.77	146	2.92%	1.45%	14.37%
	2005	13		14.66	186	0.11%	1.45%	2.59%
	2004	—	*	14.29	7	0.00%	1.45%	15.71%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle Plus™)
	2007	21		$14.62	$314		1.64%	1.67%	-3.97%
	2006	22		15.22	342		2.46%	1.67%	14.11%
	2005	21		13.34	286		0.92%	1.67%	2.39%
	2004	15		13.03	190		0.65%	1.67%	15.41%
	2003	9		11.29	100		0.00%	1.67%	12.90%
Van Kampen LIT Strategic Growth (GrandMaster flex3™)
	2007	1		15.45	11		0.00%	1.55%	14.83%
	2006	2		13.45	23		0.00%	1.55%	1.04%
	2005	1		13.31	14		0.01%	1.55%	6.01%
	2004	1		12.56	18		0.00%	1.55%	5.10%
	2003	—	*	11.95	1		0.00%	1.55%	19.50%
Van Kampen LIT Strategic Growth (AnnuiChoice™)
	2007	1		15.88	9		0.00%	1.00%	15.47%
Van Kampen LIT Strategic Growth (Grandmaster™)
	2007	—	*	15.60	—	*	0.00%	1.35%	15.06%
	2006	—	*	13.56	6		0.00%	1.35%	1.24%
	2005	—	*	13.40	6		0.01%	1.35%	6.23%
	2004	1		12.61	10		0.00%	1.35%	5.26%
	2003	—	*	11.98	4		0.00%	1.35%	19.80%
Van Kampen LIT Strategic Growth (IQ Annuity™)
	2007	—	*	15.53	1		0.00%	1.45%	14.94%
	2006	—	*	13.51	1		0.00%	1.45%	1.14%
	2005	—	*	13.36	1		0.00%	1.45%	6.08%
	2004	—	*	12.59	1		0.00%	1.45%	5.27%
	2003	1		11.96	14		0.00%	1.45%	19.60%
Van Kampen LIT Strategic Growth (Pinnacle Plus™)
	2007	23		13.62	310		0.00%	1.67%	14.69%
	2006	7		11.87	87		0.00%	1.67%	0.92%
	2005	7		11.77	77		0.01%	1.67%	5.80%
	2004	6		11.12	69		0.00%	1.67%	5.00%
	2003	2		10.59	22		0.00%	1.67%	5.90%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)
	2007	1		10.20	10		0.00%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (Grandmaster™)
	2007	1		17.13	23		7.86%	1.35%	4.95%
	2006	5		16.32	77		10.33%	1.35%	9.31%
	2005	6		14.93	97		7.27%	1.35%	10.62%
	2004	4		13.50	53		10.66%	1.35%	8.61%
	2003	8		12.43	95		0.00%	1.35%	24.30%
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)
	2007	20		10.16	199		1.40%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ3™)
	2007	13		17.05	230		0.00%	1.45%	4.84%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)
	2007	22		14.88	326		7.75%	1.67%	4.61%
	2006	22		14.23	314		10.06%	1.67%	8.96%
	2005	22		13.06	290		8.71%	1.67%	10.29%
	2004	5		11.84	63		7.92%	1.67%	8.23%
	2003	2		10.94	19		0.00%	1.67%	9.40%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)
	2007	22		$43.96	$966	0.88%	1.00%	39.05%
	2006	19		31.62	590	0.27%	1.00%	35.80%
	2005	5		23.28	118	0.33%	1.00%	32.44%
	2004	4		17.58	62	0.72%	1.00%	21.75%
	2003	4		14.44	62	0.00%	1.00%	44.40%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)
	2007	34		42.76	1,433	0.72%	1.55%	38.27%
	2006	16		30.93	507	0.80%	1.55%	35.05%
	2005	14		22.90	320	0.24%	1.55%	31.68%
	2004	3		17.39	48	1.13%	1.55%	21.10%
Van Kampen UIF Emerging Markets Equity (Grandmaster™)
	2007	18		43.20	760	0.65%	1.35%	38.56%
	2006	15		31.18	465	0.74%	1.35%	35.32%
	2005	14		23.04	332	0.27%	1.35%	31.95%
	2004	15		17.46	257	0.58%	1.35%	21.33%
	2003	4		14.39	52	0.00%	1.35%	43.90%
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)
	2007	10		42.98	439	0.66%	1.45%	38.41%
	2006	4		31.05	113	1.22%	1.45%	35.19%
	2005	1		22.97	30	0.04%	1.45%	31.85%
	2004	1		17.42	16	0.18%	1.45%	21.22%
	2003	12		14.37	170	0.00%	1.45%	43.70%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)
	2007	35		37.33	1,308	0.82%	1.67%	38.10%
	2006	24		27.03	657	0.72%	1.67%	34.89%
	2005	19		20.04	379	0.23%	1.67%	31.50%
	2004	3		15.24	44	0.97%	1.67%	20.95%
	2003	—	*	12.60	1	0.00%	1.67%	26.00%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)
	2007	20		16.65	329	0.78%	1.15%	38.84%
	2006	6		11.99	72	0.00%	1.15%	19.89%
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)
	2007	1		7.72	6	5.60%	1.00%	-22.80%
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)
	2007	9		7.71	70	2.22%	1.15%	-22.88%
Van Kampen UIF U.S. Real Estate (Grandmaster™)
	2007	15		22.95	339	2.01%	1.35%	-18.40%
	2006	24		28.12	661	1.27%	1.35%	35.82%
	2005	26		20.71	534	1.47%	1.35%	15.16%
	2004	30		17.98	534	2.09%	1.35%	34.28%
	2003	24		13.39	317	0.00%	1.35%	33.90%
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)
	2007	12		7.69	93	2.52%	1.55%	-23.09%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2007	5		22.83	116	1.01%	1.45%	-18.48%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)
	2007	44	$19.48	$856	1.93%	1.67%	-18.66%
	2006	45	23.95	1,075	1.27%	1.67%	35.38%
	2005	44	17.69	775	1.40%	1.67%	14.79%
	2004	21	15.41	318	2.20%	1.67%	33.77%
	2003	6	11.52	74	0.00%	1.67%	15.20%
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)
	2007	9	14.98	138	1.02%	1.00%	-3.14%
	2006	8	15.46	131	0.60%	1.00%	16.02%
	2005	13	13.33	170	0.52%	1.00%	2.99%
	2004	15	12.94	191	0.22%	1.00%	16.26%
	2003	28	11.13	317	0.00%	1.00%	44.55%
DWS Small Cap Index VIP (AnnuiChoice II™)
	2007	1	10.54	12	1.03%	1.15%	-3.29%
DWS Small Cap Index VIP (GrandMaster flex3™)
	2007	12	15.65	191	1.00%	1.55%	-3.68%
	2006	18	16.24	287	0.54%	1.55%	15.38%
	2005	16	14.08	221	0.71%	1.55%	2.39%
	2004	15	13.75	212	0.21%	1.55%	15.64%
	2003	12	11.89	148	0.00%	1.55%	43.77%
DWS Small Cap Index VIP (Grandmaster™)
	2007	1	13.25	17	0.43%	1.35%	-3.49%
	2006	2	13.73	25	0.09%	1.35%	15.61%
	2005	33	11.87	387	0.18%	1.35%	2.61%
	2004	20	11.57	231	0.00%	1.35%	15.70%
DWS Small Cap Index VIP (IQ3™)
	2007	7	14.48	103	0.98%	1.45%	-3.59%
	2006	9	15.01	133	0.45%	1.45%	15.50%
	2005	10	13.00	133	0.77%	1.45%	2.52%
	2004	7	12.68	87	0.19%	1.45%	15.69%
	2003	4	10.96	43	0.73%	1.45%	44.02%
DWS Small Cap Index VIP (Pinnacle Plus™)
	2007	35	15.13	534	1.05%	1.67%	-3.80%
	2006	34	15.73	527	0.60%	1.67%	15.24%
	2005	35	13.65	473	0.61%	1.67%	2.26%
	2004	29	13.35	390	0.20%	1.67%	15.48%
	2003	3	11.56	32	0.00%	1.67%	15.60%

(1)	Results for periods of less than one year have been annualized.
(2)	Results for periods of less than one year have not been annualized.
* -	Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page.  These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2007 the Company changed the valuation basis of its statutory reserves for certain annuity products.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$993,174	$869,781
Preferred stock	38,230	46,866
Mortgage loans	2,754	3,480
Policy loans	42,357	40,044
Cash, cash equivalents and short-term investments	12,455	13,581
Receivable for securities	344	584
Total cash and invested assets	1,089,314	974,336

Investment income due and accrued	10,403	9,566
Net deferred income tax asset	13,748	11,159
Other Admitted Assets	926	—
Separate account assets	2,563,118	2,488,106
Total admitted assets	$3,677,509	$3,483,167

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$968,111	$877,478
Liability for deposit-type contracts	20,862	16,356
Policy and contract claims	51	38
Deposits on policies to be issued	5,220	2,873
Total policy and contract liabilities	994,244	896,745

General expense due and accrued	238	192
Transfer to (from) separate accounts due and accrued, net	(48,625)	(85,492)
Asset valuation reserve	17,162	21,798
Other liabilities	2,313	9,934
Borrowed money and interest	6,924	22,810
Separate account liabilities	2,563,118	2,488,106
Total liabilities	3,535,374	3,354,093

Capital and surplus:
Common stock, $10 par value, 200 shares authorized, issued and outstanding	2,000	2,000
Paid-in surplus	206,371	206,371
Accumulated deficit	(66,236)	(79,297)
Total capital and surplus	142,135	129,074
Total liabilities and capital and surplus	$3,677,509	$3,483,167

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$523,228	$528,350	$486,498
Net investment income	55,251	51,555	42,224
Considerations for supplementary contracts with life contingencies	5,685	3,166	1,593
Amortization of interest maintenance reserve	(933)	(466)	17
Fees from management of separate account mutual funds	8,588	7,614	8,069
Other revenues	1,579	1,363	3,430
Total premiums and other revenues	593,398	591,582	541,831

Benefits paid or provided:
Death benefits	3,921	2,750	6,859
Annuity benefits	62,998	55,844	48,060
Surrender benefits	402,034	256,327	198,466
Payments on supplementary contracts	1,427	1,093	860
Other benefits	875	604	591
Increase (decrease) in policy reserves and other policyholders’ funds	92,810	53,026	183,666
Total benefits paid or provided	564,065	369,644	438,502

Insurance expenses and other deductions:
Commissions	26,065	25,489	26,219
Commissions and expenses on reinsurance assumed	1,736	2,439	4,200
General expenses	12,623	11,142	12,742
Net transfers to (from) separate accounts	(20,361)	171,850	59,284
Other deductions	(1,132)	(1,308)	(766)
Total insurance expenses and other deductions	18,931	209,612	101,679

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	10,402	12,326	1,650

Federal income tax expense (benefit), excluding tax on capital gains	1,016	(22,086)	—

Gain (loss) from operations before net realized capital gains (losses)	9,386	34,412	1,650

Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(4,271)	3,480	5,467
Net income (loss)	$5,115	$37,892	$7,117

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2005	$2,000	$206,371	$(110,234)	$98,137

Net income	—	—	7,117	7,117
Change in net deferred income tax asset	—	—	647	647
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $845)	—	—	845	845
Net change in nonadmitted assets and related items	—	—	(1,709)	(1,709)
Change in reserve on account of change in valuation basis	—	—	(1,778)	(1,778)
Other	—	—	694	694
Change in surplus in separate accounts	—	—	(5,626)	(5,626)
Balance, December 31, 2005	2,000	206,371	(110,044)	98,327

Net income	—	—	37,892	37,892
Change in net deferred income tax asset	—	—	(27,490)	(27,490)
Net change in nonadmitted assets and related items	—	—	21,015	21,015
Change in asset valuation reserve	—	—	(2,458)	(2,458)
Change in surplus in separate accounts	—	—	1,788	1,788
Balance, December 31, 2006	2,000	206,371	(79,297)	129,074

Net income	—	—	5,115	5,115
Change in deferred income tax asset	—	—	4,365	4,365
Net change in unrealized gains on investments (net of deferred taxes of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	(4,787)	(4,787)
Change in reserve on account of change in valuation basis	—	—	9,335	9,335
Change in asset valuation reserve	—	—	4,636	4,636
Change in surplus in separate accounts	—	—	(5,603)	(5,603)
Balance, December 31, 2007	$2,000	$206,371	$(66,236)	$142,135

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$528,913	$531,516	$488,091
Net investment income received	53,790	50,933	41,538
Benefits paid	(476,428)	(315,691)	(257,404)
Net transfers from (to) separate accounts	57,229	(198,766)	(70,025)
Commissions and expense paid	(39,179)	(37,781)	(42,236)
Other, net	7,776	36,619	11,500
Net cash from (for) operations	132,101	66,830	171,464

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	517,025	541,820	354,884
Preferred stocks	28,682	23,232	22,162
Mortgage loans	3,480	414	279
Miscellaneous proceeds	—	863	428
Net proceeds from investments sold, matured or repaid	549,187	566,329	377,753

Cost of investments acquired:
Debt securities	647,353	677,362	510,400
Preferred stocks	18,991	44,455	19,116
Mortgage loans	2,754	3,504	—
Miscellaneous applications	358	—	23,734
Total cost of investments acquired	672,555	725,321	553,250

Net change in policy and other loans	2,312	1,732	(156)
Net cash from (for) investments	(125,680)	(160,724)	(175,341)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(15,886)	9,561	13,248
Net deposits on deposit-type contract funds and other insurance liabilities	4,506	2,401	—
Other cash provided (applied)	3,833	(3,588)	5,714
Net cash from (for) financing and miscellaneous sources	(7,547)	8,374	18,962

Net change in cash, cash equivalents and short-term investments	(1,126)	(85,520)	15,085
Cash, cash equivalents and short-term investments:
Beginning of year	13,581	99,101	84,016
End of year	$12,455	$13,581	$99,101

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2007

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.  The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	December 31
	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$142,135	$129,074
Adjustments to customer deposits	(38,544)	(30,560)
Adjustments to invested asset carrying values	1,270	(952)
Federal income taxes	(40,505)	(41,610)
Asset valuation reserve	17,162	21,798
Value of insurance in force	14,315	21,274
Goodwill	—	14,548
Deferred policy acquisition costs	123,016	118,725
Deferred sales inducements	16,047	12,511
Commissions and prepaids	11	415
Shareholder’s equity, GAAP basis	$234,907	$245,223

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$5,115	$37,892	$7,117
Deferred policy acquisition costs, net of amortization	7,276	12,112	16,276
Deferred sales inducements, net of amortization	3,536	6,663	3,087
Adjustments to customer deposits	(5,853)	(9,145)	(4,658)
Adjustments to invested asset carrying values at acquisition date	3,092	1,143	928
Amortization of value of insurance in force	(4,503)	(5,006)	(5,885)
Amortization of interest maintenance reserve	933	466	17
Adjustments for realized investment gains/losses	(1,462)	(11,110)	2,704
Adjustments for federal income tax expense	1,142	(25,831)	(5,919)
Other	556	(1,113)	(557)
Net income, GAAP basis	$9,832	$6,071	$13,110

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial conditions.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $6.9 million and $22.8 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2007 and 2006, respectively.

Securities Lending

The Company loaned $13.0 million and $50.0 million of various U.S. Treasury and corporate debt securities as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  All of the collateral was restricted and held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for market value adjusted annuity contracts and variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Change in Valuation Basis of Reserves

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP No. 51 – Life Contracts requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the summary of operations.  SSAP No. 56 – Separate Accounts requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $9.3 million increase directly to surplus as a result of the change in valuation basis.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$3,837	$232	$(16)	$4,053
Debt securities issued by states of the U.S. and political subdivisions of the states	46,716	16	(98)	46,634
Corporate securities/asset-backed securities	566,553	10,907	(10,996)	566,464
Mortgage-backed securities	376,068	2,908	(3,611)	375,365
Total	$993,174	$14,063	$(14,721)	$992,516

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$23,653	$152	$(158)	$23,647
Debt securities issued by states of the U.S. and political subdivisions of the states	21,328	9	(37)	21,300
Corporate securities/asset-backed securities	509,297	8,126	(8,582)	508,841
Mortgage-backed securities	315,503	1,592	(2,992)	314,103
Total	$869,781	$9,879	$(11,769)	$867,891

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $21.1 million and $19.2 million, respectively, and an aggregate fair value of $24.0 million and $21.6, respectively.  Such holdings amount to 2.1% and 2.2%, respectively, of the Company’s investment in debt securities and 0.6% and 0.6%, respectively, of the Company’s total admitted assets as December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(16)	$765	$—	$101
Debt securities issued by states of the U.S. and political subdivisions of the states	(98)	7,317	—	—
Corporate securities/asset-backed securities	(4,195)	180,618	(6,801)	103,681
Mortgage-backed securities	(2,644)	120,858	(967)	63,490
Total	(6,953)	309,558	(7,768)	167,272

Preferred stocks	$(1,903)	$22,502	$(244)	$4,416

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(154)	$20,535	$(4)	$239
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,602	(13)	687
Corporate securities/asset-backed securities	(2,016)	150,472	(6,566)	122,344
Mortgage-backed securities	(1,427)	139,690	(1,565)	89,897
Total	$(3,621)	$315,299	$(8,148)	$213,167

Preferred stocks	$(207)	$12,289	$(120)	$3,589

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Investments that are impaired at December 31, 2007 and 2006, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 3.3% and 2.2% of the carrying value of these securities at December 31, 2007 and 2006, respectively. At December 31, 2007, there were a total of 225 securities held that are considered temporarily impaired, 83 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 216 securities held that were considered temporarily impaired, 89 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $4.8 million, $0.0 million and $0.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$24,877	$24,889
After one through five	171,330	171,187
After five through ten	203,972	199,667
After ten	216,927	221,407
Mortgage-backed securities	376,068	375,366
Total	$993,174	$992,516

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2007, 2006 and 2005 were $246.8 million, $215.6 million, and $106.2 million; gross gains of $0.2 million, $1.5 million, and $5.8 million, and gross losses of $2.5 million, $2.9 million, and $1.7 million were realized on these sales in 2007, 2006, and 2005, respectively.

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$(6,502)	$(2,185)	$4,956
Less amount transferred to IMR	(962)	(3,507)	(426)
Less federal income taxes of realized capital gains	(1,269)	(2,158)	(85)
Net realized capital gains (losses)	$(4,271)	$3,480	$5,467

The unrealized gains and unrealized losses on, and the cost and fair value of preferred stocks are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$38,230	$974	$(2,147)	$37,057

At December 31, 2006:
Preferred stocks	$46,866	$1,245	$(327)	$47,784

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $20.0 million, $20.7 million, and $6.6 million; gross gains of $0.0 million, $0.1 million, and $0.7 million and gross losses of $0.0 million, $0.0 million, and $0.1 million were realized on these sales in 2007, 2006, and 2005, respectively.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$49,217	$42,678	$35,369
Equity securities	2,708	3,152	2,232
Mortgage loans	130	186	38
Policy loans	3,244	3,108	3,030
Cash, cash equivalents and short-term investments	1,385	3,779	2,574
Other	(69)	124	145
Gross investment income	56,615	53,027	43,388
Investment expenses	1,364	1,472	1,164
Net investment income	$55,251	$51,555	$42,224

The Company’s investments in mortgage loans principally involve commercial loans. At December 31, 2007, 100% of such mortgages involved properties located in Ohio.  Such investments consist of first mortgage liens on completed income producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $2.8 million.  During 2007, the respective maximum and minimum lending rates for mortgage loans were 6.25% and 6.25%.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair values of Financial Instruments (continued)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations.  The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

The fair value of separate account liabilities for investment-type products equals the cash surrender values.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$993,174	$992,516	$869,781	$867,891
Preferred stocks	38,230	37,057	46,866	47,784
Mortgage loans	2,754	2,754	3,480	3,500
Cash, cash equivalents and short-term investments	12,455	12,455	13,581	13,581
Separate account assets	2,563,118	2,563,118	2,488,106	2,488,106

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$903,837	$900,365	$810,700	$810,900
Separate account liabilities	2,563,118	2,479,395	2,488,106	2,361,400

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2007, the Company paid $6.9 million, $1.2 million and $4.7 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2006, the Company paid $5.9 million, $1.1 million and $3.9 million to Western and Southern, Fort Washington, and IFS Financial Services, respectively.  During 2005, the Company paid $0.03 million, $1.0 million and $10.8 million to Western and Southern, Fort Washington and Integrity, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$517,678	$522,714	$457,845
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	5,774	6,238	29,388
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(224)	(602)	(735)
Net premiums	$523,228	$528,350	$486,498

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	298	(12)	534
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	299	142	565

In 2007 and 2006, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2007, if all reinsurance ceded agreements were cancelled.

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007 in the event of future net losses is $2.2 million, $0 million, and $0 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$17,520	$16,425	$1,095
Total deferred tax liabilities	(1,996)	(5,266)	3,270
Net deferred tax asset (liability)	$15,524	$11,159	$4,365
Less tax (expense) benefit from unrealized gains or losses			—
Change in net deferred income taxes			$4,365

Nonadmitted deferred tax assets increased (decreased) by $1.8 million, $(30.2) million and $1.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

	Year Ended December 31
	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$3,452	$6,871	$(3,121)
Federal income tax expense on capital gains	(491)	(938)	(1,246)
Capital loss carryforward adjustment	(778)	(1,220)	1,161
NOL carryforward adjustment	—	(28,957)	3,242
Prior year under (over) accrual	(2,436)	—	(121)
Current income taxes incurred	$(253)	$(24,244)	$(85)

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$7,217	$7,013
Deferred acquisition costs	7,182	6,552
Stocks/debt securities	3,121	2,082
Capital loss carryover	—	778
Total deferred tax assets	17,520	16,425

Nonadmitted deferred tax assets	1,776	—
Admitted deferred tax assets	15,744	16,425

Deferred tax liabilities:
Stocks /debt securities	6	18
Reserve strengthening	955	1,024
Separate account adjustment	1,035	4,224
Total deferred tax liabilities	1,996	5,266
Net admitted deferred income tax assets	$13,748	$11,159

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$3,640	35.00%	$4,314	35.00%	$576	35.00%
Dividends received deduction	(4,350)	-41.82	(1,095)	-8.89	(801)	-48.64
Separate account adjustment	(1,961)	-18.86	625	5.08	(1,969)	-119.66
Other	329	3.17	167	1.35	(273)	-16.58
Total	$(2,342)	-22.51%	$4,011	32.54%	$(2,467)	-149.88%

Federal income taxes incurred	$1,016	9.77%	$(22,086)	-179.18%	$—	—%
Change in net deferred income taxes*	(3,358)	-32.28	26,097	211.72	(2,467)	-149.88
Total statutory income taxes	$(2,342)	-22.51%	$4,011	32.54%	$(2,467)	-149.88%

*Excludes change in net deferred income taxes on realized gains/losses of $(1,007), $1,394 and $1,820 for the years ended December 31, 2007, 2006 and 2005, respectively.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2008 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2007, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$1,941,260	56.8%
At book value less current surrender charge of 5% or more	391,167	11.4
At fair value	573,807	16.8
Total with adjustment or at market value	2,906,234	85.0
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	319,656	9.4
Not subject to discretionary withdrawal	192,322	5.6
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,418,212	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$3,418,212

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts include non-indexed products and guaranteed rate options.  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity products.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value.  Assets held in separate accounts are carried at estimated fair values.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2007 is as follows:

	Separate Accounts with Guarantees
	Indexed	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$—	$7,932	$187,243	$55,000	$250,175

Reserves for separate accounts with assets at fair value	$—	$534,294	$1,406,274	$573,807	$2,514,375

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$—	$534,294	$1,406,274	$—	$1,940,568
At book value without market value adjustment and with current surrender charge of 5% or more
At fair value	—	—	—	573,807	573,807
Subtotal	—	534,294	1,406,274	573,807	2,514,375
Not subject to discretionary withdrawal	—	—	—	—	—
Total separate accounts liabilities	$—	$534,294	$1,406,274	$573,807	$2,514,375

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2007 is presented below:

2007
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$353,881
Transfers from Separate Accounts	356,766
Net transfers to Separate Accounts	(2,885)
Reconciling adjustments:
Policy deductions and other expenses reported elsewhere in the statement of operations	(11,873)
Other changes in surplus in separate account statement	(5,603)

Transfers as reported in the summary of operations of the Company	$(20,361)

31

Financial Statement Schedules (Statutory-Basis)

32

National Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$3,850	$4,068	$3,850
States, municipalities and political subdivisions	85,621	85,416	85,621
Foreign governments	—	—	—
Public utilities	70,865	72,421	70,865
All other corporate bonds	832,838	830,611	832,838
Preferred stocks	38,230	37,057	38,230
Total fixed maturities	1,031,404	1,029,573	1,031,404

Equity securities

Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	—	—	—
Total equity securities	—	—	—

Mortgage loans on real estate	2,754		2,754
Real estate	—		—
Policy loans	42,357		42,357
Other long-term investments	—		—
Cash, cash equivalents and short-term investments	12,455		12,455
Total investments	$1,088,970		$1,088,970

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

33

National Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2007
Individual life	$100,786	$—	$1	$11,429	$7,674	$17,826	$274
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	867,325	—	50	517,484	47,577	546,240	12,349
	$968,111	$—	$51	$528,913	$55,251	$564,066	$12,623

Year ended December 31, 2006
Individual life	$93,868	$—	$1	$9,027	$6,894	$15,119	$217
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	783,610	—	37	522,489	44,661	354,525	10,925
	$877,478	$—	$38	$531,516	$51,555	$369,644	$11,142

Year ended December 31, 2005
Individual life	$90,918	$—	$1	$30,516	$8,305	$34,503	$631
Individual health	—	—	—	—	—	—	—	—
Group life and health	—	—	—	—	—	—	—	—
Annuity	733,020	—	26	457,575	33,919	403,999	12,111
	$823,938	$—	$27	$488,091	$42,224	$438,502	$12,742

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

34

National Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

					Percentage of
			Assumed From		Amount
		Ceded to Other	Other		Assumed to
	Gross Amount	Companies	Companies	Net Amount	Net
Year ended December 31, 2007
Life insurance in force	$128,357	$11,084	$228,402	$345,675	66%
Premiums:
Individual life	$5,702	$47	$5,774	$11,429	51%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	517,661	177	—	517,484	—
	$523,363	$224	$5,774	$528,913	1%

Year ended December 31, 2006
Life insurance in force	$129,231	$11,998	$233,700	$350,933	67%
Premiums:
Individual life	$3,182	$393	$6,238	$9,027	69%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	522,698	209	—	522,489	—
	$525,880	$602	$6,238	$531,516	1%

Year ended December 31, 2005
Life insurance in force	$142,084	$59,000	$1,060,912	$1,143,996	93%
Premiums:
Individual life	$1,606	$478	$29,388	$30,516	96%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	457,832	257	—	457,575	—
	$459,438	$735	$29,388	$488,091	6%

35

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2007, 2006 and 2005

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2007, 2006 and 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2007.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2008

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2007	2006
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,091,569	$3,340,616
Preferred and common stocks	2,297,944	2,574,789
Investments in common stocks of subsidiaries	1,480,670	1,373,004
Mortgage loans	53,273	56,300
Policy loans	161,007	158,874
Real estate:
Properties held for the production of income	43,147	45,079
Properties occupied by the Company	31,143	31,943
Properties held for sale	—	7,123
Cash, cash equivalents and short-term investments	119,693	178,718
Receivable for securities	10,477	2,847
Other invested assets	575,656	337,111
Total cash and invested assets	7,864,579	8,106,404

Investment income due and accrued	69,996	57,605
Premiums deferred and uncollected	59,946	60,599
Current federal income taxes recoverable	2,380	12,627
Receivables from parent, subsidiaries and affiliates	1,994	12,618
Other admitted assets	6,866	6,494
Separate account assets	826,556	841,255
Total admitted assets	$8,832,317	$9,097,602

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,580,404	$2,555,385
Accident and health reserves	267,317	256,046
Liability for deposit-type contracts	242,761	245,568
Policy and contract claims	49,476	46,240
Dividends payable to policyholders	41,225	40,463
Premiums received in advance	5,850	7,820
Total policy and contract liabilities	3,187,033	3,151,522

General expense due and accrued	21,305	22,028
Current federal income taxes payable	1,663	36,490
Net deferred income tax liability	256,051	422,649
Asset valuation reserve	185,542	347,976
Interest maintenance reserve	41,097	51,886
Other liabilities	379,120	467,940
Liability for postretirement benefits other than pensions	225,699	215,640
Borrowed money and interest	2,286	25,204
Separate account liabilities	826,556	841,255
Total liabilities	5,126,352	5,582,590

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,699,965	3,509,012
Total capital and surplus	3,705,965	3,515,012
Total liabilities and capital and surplus	$8,832,317	$9,097,602

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$370,598	$382,345	$394,386
Net investment income	469,515	349,338	345,193
Considerations for supplementary contracts with life contingencies	—	8	88
Amortization of the interest maintenance reserve	6,872	8,777	10,431
Reserve adjustments on reinsurance ceded	1,527	1,418	1,440
Other revenues	593	1,191	385
Total premiums and other revenues	849,105	743,077	751,923

Benefits paid or provided:
Death benefits	198,612	200,578	201,918
Annuity benefits	95,138	94,974	96,060
Disability and accident and health benefits	27,106	26,194	28,799
Surrender benefits	247,659	184,645	148,546
Payments on supplementary contracts	130	129	133
Other benefits	15,941	16,939	23,850
Increase (decrease) in policy reserves and other policyholders’ funds	35,328	42,881	35,382
Total benefits paid or provided	619,914	566,340	534,688

Insurance expenses and other deductions:
Commissions	46,809	46,821	48,857
Commissions and expenses on reinsurance assumed	24,495	25,389	27,677
General expenses	151,614	156,091	144,415
Net transfers to (from) separate account	(40,425)	(39,254)	(37,728)
Reserve adjustments on reinsurance assumed	(263,510)	(203,810)	(168,448)
Other deductions	40,737	35,881	1,732
Total insurance expenses and other deductions	(40,280)	21,118	16,505

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	269,471	155,619	200,730

Dividends to policyholders	58,729	58,403	56,605
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	210,742	97,216	144,125
Federal income tax expense (benefit), excluding tax on capital gains	286	32,278	19,262
Gain (loss) from operations before net realized capital gains (losses)	210,456	64,938	124,863
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,889	89,110	19,145

Net income (loss)	$264,345	$154,048	$144,008

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2007, 2006 and 2005

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2005	$1,000	$5,000	$2,918,503	$2,924,503

Net income	—	—	144,008	144,008
Change in net deferred income tax asset	—	—	(10,636)	(10,636)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($22,239))	—	—	725	725
Net change in nonadmitted assets and related items	—	—	(9,144)	(9,144)
Change in asset valuation reserve	—	—	9,830	9,830
Cumulative effect of change in accounting principle	—	—	9,660	9,660
Other changes, net	—	—	1,580	1,580
Balance, December 31, 2005	1,000	5,000	3,064,526	3,070,526

Net income	—	—	154,048	154,048
Change in net deferred income tax asset	—	—	14,558	14,558
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income	—	—	264,345	264,345
Change in net deferred income tax asset	—	—	32,421	32,421
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	$1,000	$5,000	$3,699,965	$3,705,965

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2007	2006	2005
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$372,885	$381,876	$396,553
Net investment income received	443,089	347,345	396,914
Benefits paid	(549,812)	(480,249)	(510,409)
Net transfers from (to) separate accounts	40,425	39,254	37,728
Commissions and expense paid	(23,692)	(83,838)	(103,148)
Dividends paid to policyholders	(57,967)	(57,347)	(56,896)
Federal income taxes recovered (paid)	(72,477)	(59,876)	(51,819)
Net cash from operations	152,451	87,165	108,923

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	3,672,971	2,928,114	1,402,305
Preferred and common stocks	934,338	660,888	325,561
Mortgage loans	3,027	20,592	59,850
Real estate	7,925	94,903	—
Other invested assets	139,091	92,983	92,737
Net gains (losses) on cash, cash equivalents and short-term investments	81	24	—
Miscellaneous proceeds	850	163	1,543
Net proceeds from investments sold, matured or repaid	4,758,283	3,797,667	1,881,996

Cost of investments acquired:
Debt securities	(3,446,280)	(3,288,681)	(1,652,288)
Preferred and common stocks	(1,049,524)	(768,097)	(366,169)
Mortgage loans	—	—	(3,366)
Real estate	(271)	(25,261)	(2,549)
Other invested assets	(287,399)	(100,519)	(58,848)
Miscellaneous applications	(7,152)	(2,651)	(16,925)
Total cost of investments acquired	(4,790,626)	(4,185,209)	(2,100,145)

Net change in policy and other loans	(2,133)	(555)	(25)
Net cash from (for) investments	(34,476)	(388,097)	(218,174)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(22,918)	(6,699)	31,903
Net deposits on deposit-type contract funds and other insurance liabilities	(2,807)	(2,944)	(112,642)
Dividends paid to stockholder	(58,750)	—	—
Other cash provided (applied)	(92,525)	348,515	32,929
Net cash from (for) financing and miscellaneous sources	(177,000)	338,872	(47,810)

Net change in cash, cash equivalents and short-term investments	(59,025)	37,940	(157,061)
Cash, cash equivalents and short-term investments:
Beginning of year	178,718	140,778	297,839
End of year	$119,693	$178,718	$140,778

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2007

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2007, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company.  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,489.6 million and $2,522.0 million were allocated to the Closed Block as of December 31, 2007 and 2006, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  These practices differ in some respects from accounting principles generally accepted in the United States (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the retrospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations; and

•                  the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2007	2006
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,705,965	$3,515,012
Deferred policy acquisition costs	229,528	231,547
Policy reserves	80,649	85,666
Asset valuation and interest maintenance reserves	226,639	399,862
Unrecognized benefit plan losses	(374,532)	—
Employee benefit income	394,844	419,527
Income taxes	(165,115)	(295,768)
Net unrealized gain on available-for-sale securities	82,820	98,676
Subsidiary equity	471,536	520,406
Policyholder dividend obligation	(147,206)	(171,636)
Subsidiary reinsurance recoverable	195,441	188,528
Other, net	33,173	34,042
Stockholder’s equity, GAAP basis	$4,733,742	$5,025,862

	2007	2006	2005
	(in thousands)
Net income as reported in the accompanying statutory-basis financial statements	$264,345	$154,048	$144,008
Deferred policy acquisition costs	(3,444)	1,611	7,225
Policy reserves	(2,153)	526	(7,746)
Employee benefit income	2,766	921	1,586
Income taxes	16,381	(5,962)	(40,455)
Interest maintenance reserve	(10,789)	(15,270)	(3,564)
SAP vs. GAAP subsidiary income	139,933	142,689	113,556
Private equity adjustments	(1,839)	(3,228)	23,701
Other, net	(74,994)	3,814	11,486
Net income, GAAP basis	$330,206	$279,149	$249,797

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2007	2006
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	16	16
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	29	30
1980 Commissioners Standard Ordinary, 4% – 5-1/2%	33	31
2001 Commissioners Standard Ordinary, 4-1/2%	1	1
Other, 2-1/2% – 6%	6	6
	97	96
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	4
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2007 and 2006, reserves of $52.1 million and $58.8 million, respectively, were recorded on inforce amounts of $2,090.8 million and $2,262.6 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2007 and 2006.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into a dollar-roll reverse repurchase agreement.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money on the balance sheets.  There were $2.3 million and $25.2 million of mortgage-backed securities that were subject to the agreements at December 31, 2007 and 2006, respectively.

Securities Lending

The Company loaned $434.0 million and $329.1 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2007 and 2006, respectively.  The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned.  The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary.  The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  The Company had $238.8 million and $324.9 million of unrestricted collateral and $206.8 million and $12.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2007 and 2006, respectively.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Recent Accounting Standard

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88).  SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA’s).  This statement requires SCA’s involved in specified activities where 20% or more of the SCA’s revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA’s audited GAAP financial statements adjusted for specified GAAP to SAP differences.  Investments in SCA’s that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA.  Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

At December 31, 2006:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$209,019	$2,495	$(858)	$210,656
Debt securities issued by states of the U.S. and political subdivisions of the states	89,107	23	(388)	88,742
Corporate securities/asset-backed securities	2,365,783	125,538	(23,107)	2,468,214
Mortgage-backed securities	676,707	6,076	(6,293)	676,490
Total	$3,340,616	$134,132	$(30,646)	$3,444,102

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2007 and 2006, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $81.4 million and $132.7 million, respectively, and an aggregate fair value of $89.2 million and $147.9 million, respectively. Such holdings amounted to 2.6% and 4.0%, respectively, of the Company’s investments in debt securities and 0.9% and 1.5%, respectively, of the Company’s total admitted assets as of December 31, 2007 and 2006.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	541,500	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$807,240	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2006:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(776)	$118,683	$(82)	$2,920
Debt securities issued by states of the U.S. and political subdivisions of the states	(63)	7,987	(325)	8,250
Corporate securities/asset-backed securities	(11,278)	506,552	(11,829)	266,218
Mortgage-backed securities	(2,634)	282,494	(3,659)	138,551
Total	$(14,751)	$915,716	$(15,895)	$415,939

Preferred stocks	$(1,025)	$50,401	$(665)	$13,869
Common stocks, unaffiliated	$(8,453)	$86,747	$—	$—

Investments that are impaired at December 31, 2007 and 2006, for which an other-than- temporary impairment has not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace.  The aggregated unrealized loss is approximately 6.1% and 2.7% of the carrying value of these securities at December 31, 2007 and 2006, respectively.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which have been impaired for 12 months or longer.  At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $35.9 million, $4.5 million and $0.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2007, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$16,670	$16,690
After one through five	194,861	207,000
After five through ten	476,909	482,356
After ten	1,844,552	1,919,071
Mortgage-backed securities	558,577	554,206
Total	$3,091,569	$3,179,323

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2007, 2006 and 2005 were $3,270.6 million, $2,477.8 million, and $968.6 million; gross gains of $6.9 million, $20.9 million, and $22.7 million and gross losses of $15.9 million, $20.2 million, and $12.0 million were realized on these sales in 2007, 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Realized capital gains (losses)	$97,583	$115,425	$35,773
Less amount transferred to IMR (net of related taxes (benefits) of ($2,109) in 2007, ($3,496) in 2006, and $3,698 in 2005)	(3,917)	(6,493)	6,867
Less federal income tax expense (benefit) of realized capital gains	47,611	32,808	9,761
Net realized capital gains (losses)	$53,889	$89,110	$19,145

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

At December 31, 2006:
Preferred stocks	$165,692	$2,748	$(1,690)	$166,750

Common stocks, unaffiliated	$870,471	$1,547,079	$(8,453)	$2,409,097
Common stocks of subsidiaries and affiliates	952,078	495,784	(74,858)	1,373,004
	$1,822,549	$2,042,863	$(83,311)	$3,782,101

Proceeds from the sales of investments in equity securities during 2007, 2006 and 2005 were $902.8 million, $550.3 million, and $224.1 million; gross gains of $124.5 million, $81.7, and $34.9 million and gross losses of $38.7 million, $18.4 million, and $12.2 million were realized on these sales in 2007, 2006 and 2005, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005
	(in thousands)

Debt securities	$205,822	$192,742	$170,251
Equity securities	177,149	75,093	88,149
Mortgage loans	3,654	6,012	10,030
Real estate	22,835	22,848	27,374
Policy loans	10,342	10,168	9,995
Cash, cash equivalents and short-term investments	11,574	17,855	15,898
Other invested assets	60,760	48,521	50,473
Other	1,951	2,615	760
Gross investment income	494,087	375,854	372,930
Investment expenses	24,572	26,516	27,737
Net investment income	$469,515	$349,338	$345,193

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2007, 44.1% of such mortgages ($23.5 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.6 million.  During 2007, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2007, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2007, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2007 and 2006 were $7.9 million and $94.9 million, respectively; gross gains of $0.7 million and $50.4 million were realized on those sales during 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2007 and 2006.  There were no directly owned properties sold in 2005.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Fair values for cash, cash equivalents and short-term investments approximate cost.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan.

The Company does not believe it is practicable to estimate the fair value of policy loans because the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2007		December 31, 2006
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,091,569	$3,179,323	$3,340,616	$3,444,102
Preferred stocks	104,875	100,807	165,692	166,750
Non-affiliated common stocks	2,193,069	2,193,069	2,409,097	2,409,097
Mortgage loans	53,273	55,819	56,300	58,000
Cash, cash equivalents and short-term investments	119,693	119,693	178,718	178,718

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $67.6 million, $57.3 million and $56.3 million, and $7.1 million, $6.2 million and $6.6 million in 2007, 2006 and 2005, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $20.1 million, $26.5 million and $49.4 million in 2007, 2006 and 2005, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $185.6 million and $173.7 million at December 31, 2007 and 2006, respectively.

At December 31, 2007 and 2006, the Company had $209.9 million and $173.1 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life. A portion of this dividend, $25.7 million, was extraordinary.  On December 27, 2005, the Company received a dividend of $25.0 million from Columbus Life.  Both dividends were in the form of cash.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, WSLAC, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $729.9 million and $756.7 million at December 31, 2007 and 2006, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $19.8 million and $21.5 million at December 31, 2007 and 2006, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $0.9 million at December 31, 2007 and 2006, respectively.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2007	2006	2005
	(in thousands)
Direct premiums	$296,303	$297,287	$298,083
Assumed premiums:
Affiliated	84,426	94,808	105,474
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(10,131)	(9,750)	(9,171)
Net premiums	$370,598	$382,345	$394,386

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2007	2006	2005
	(in thousands)
Benefits paid or provided:
Non-affiliates	$7,683	$2,044	$5,189
Policy and contract liabilities:
Affiliated	724,158	750,276	776,552
Non-affiliates	7,110	7,609	7,794

During 2007, 2006, and 2005, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2007, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2007, if all reinsurance agreements were cancelled, would be $79.7 million.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $2.4 million and $12.6 million at December 31, 2007 and 2006, respectively.  The tax years of 2007, 2006, 2005 and 2004 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2007, in the event of future net losses is $67.7 million, $67.6 million, and $30.5 million from 2007, 2006, and 2005, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change
	(in thousands)
Total deferred tax assets	$258,653	$256,109	$2,544
Total deferred tax liabilities	(514,704)	(678,758)	164,054
Net deferred tax asset (liability)	$(256,051)	$(422,649)	166,598
Less tax (expense) benefit from unrealized gains or losses			134,177
Change in net deferred income taxes			$32,421

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2007	2006	2005
	(in thousands)
Federal income tax expense on operating income	$20,109	$25,484	$21,899
Federal income tax expense on capital gains	47,611	32,808	9,761
Tax credits	(39)	(392)	(1,171)
Change in tax contingency reserves	(29,500)	—	—
Prior year under (over) accrual	9,716	7,186	(1,466)
Current income taxes incurred	$47,897	$65,086	$29,023

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31 are as follows:

	2007	2006
	(in thousands)
Deferred tax assets:
Reserves	$86,191	$92,543
Deferred acquisition costs	46,744	46,224
Benefit for employees and agents	117,611	106,315
Other	8,107	11,027
Total deferred tax assets	258,653	256,109

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	258,653	256,109

Deferred tax liabilities:
Stocks/debt securities	456,014	608,969
Other invested assets	28,767	39,978
Other	29,923	29,811
Total deferred tax liabilities	514,704	678,758
Net admitted deferred income tax liabilities	$(256,051)	$(422,649)

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2007	Tax Rate	2006	Tax Rate	2005	Tax Rate
Provision computed at statutory rate	$73,760	35.00%	$34,026	35.00%	$50,444	35.00%
Dividends received deduction	(51,392)	-24.39	(10,344)	-10.64	(18,035)	-12.51
Tax credits	(193)	-0.09	(563)	-0.58	(1,180)	-0.82
Other invested assets	(626)	-0.30	(10,420)	-10.72	366	0.25
Change in tax contingency reserves	(29,500)	-14.00	—	—	—	—
Other	(8,299)	-3.93	(2,570)	-2.64	(4,457)	-3.09
Total	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

Federal income taxes incurred	$286	0.14%	$32,278	33.20%	$19,262	13.36%
Change in net deferred income taxes*	(16,536)	-7.85	(22,149)	-22.78	7,876	5.46
Total statutory income taxes	$(16,250)	-7.71%	$10,129	10.42%	$27,138	18.83%

*Excludes change in net deferred income taxes on realized gains/losses of $(15,885), $7,591 and $2,760 for the years ended December 31, 2007, 2006 and 2005, respectively.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2007 and 2006, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2008, the Company has $326.1 million available for payment of dividends based on capital and surplus of $3,705.0 million at December 31, 2007, less dividends paid in 2007 of $44.4 million.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2007, the Company does not have any material lease agreements for office space or equipment.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2007, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$425,935	33.9%
Not subject to discretionary withdrawal	830,683	66.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,256,618	100.0%
Less reinsurance ceded	182,184
Net annuity reserves and deposit fund liabilities	$1,074,434

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$667,251	$660,058	$222,914	$231,706
Service cost	14,494	15,686	8,954	11,209
Interest cost	38,620	37,638	13,283	13,471
Medicare Part D payments received	—	—	1,703	1,279
Contribution by plan participants	—	—	2,214	1,931
Actuarial (gain) loss	(1,816)	(7,798)	(6,362)	(341)
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Plan amendments	—	—	—	(22,264)
Benefit obligation at end of year	$678,962	$667,251	$227,627	$222,914

Change in plan assets:
Fair value of plan assets at beginning of year	$841,255	$792,361	$—	$—
Actual return on plan assets	24,888	87,227	—	—
Employer contribution	—	—	11,162	10,867
Plan participants’ contributions	—	—	2,214	1,931
Medicare Part D payments received	—	—	1,703	1,279
Benefits paid	(39,587)	(38,333)	(15,079)	(14,077)
Fair value of plan assets at end of year	$826,556	$841,255	$—	$—

Funded status:
(Unfunded) overfunded obligation	$147,594	$174,004	$(227,627)	$(222,914)
Unamortized prior service cost	12,424	13,989	(35,874)	(38,746)
Unrecognized net (gain) or loss	368,836	349,509	37,802	46,020
Prepaid assets* (accrued liabilities)	$528,854	$537,502	$(225,699)	$(215,640)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$597,428	$584,933	$227,627	$222,914

Benefit obligation for non-vested employees:
Projected pension obligation	$5,862	$5,754	$—	$—
Accumulated benefit obligation	$4,090	$3,424	$—	$—

* Indicates non-admitted

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2007	2006	2005
Service cost	$14,494	$15,686	$13,406
Interest cost	38,620	37,638	34,993
Expected return on plan assets	(70,849)	(71,131)	(71,083)
Amount of recognized gains and losses	24,818	26,410	17,473
Amount of prior service cost recognized	1,565	1,565	31
Total net periodic benefit cost (benefit)	$8,648	$10,168	$(5,180)

Components of net periodic benefit cost:

	Postretirement Medical
	2007	2006	2005
Service cost	$8,954	$11,209	$10,487
Interest cost	13,283	13,471	12,552
Amount of recognized gains and losses	1,855	2,142	1,161
Amount of prior service cost recognized	(2,872)	(1,481)	(1,481)
Total net periodic benefit cost (benefit)	$21,220	$25,341	$22,719

Weighted-average assumptions used to determine net periodic benefit cost as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	5.75%	6.00%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:

	Pension Benefits		Postretirement Medical
	2007	2006	2007	2006

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2007 and 2006, and the target allocation for 2008 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2008	2007	2006
Asset category:
Equity securities	55%	61%	65%
Fixed income securities	40	23	27
Short-term investments	—	—	—
Other	5	16	8
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 7.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2007.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2007, by $25.4 million and $(21.7) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2007 by $2.8 million and $(2.4) million, respectively.

The Company made contributions to the postretirement medical plan of $12.9 million in 2007 and expects to contribute $210.4 million between 2008 and 2017, inclusive.  The Company received $1.7 million of subsidies in 2007 and expects to receive $24.1 million of subsidies between 2008 and 2017, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2007 and 2006, the pension plan had $71.3 million and $77.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2007, future benefit payments for the pension plan are expected as follows (in millions):

2008:	$38.4
2009:	$38.9
2010:	$39.5
2011:	$40.3
2012:	$41.6
Five years thereafter:	$229.0

Future benefit payments for the postretirement healthcare plan are expected as follows (in millions):

2008:	$16.7
2009:	$17.4
2010:	$18.0
2011:	$18.6
2012:	$18.7
Five years thereafter:	$96.9

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2008.  The Company expects to contribute approximately $20.4 million during 2008 to its postretirement healthcare plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $3.1 million, $2.9 million, and $1.2 million for 2007, 2006 and 2005, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2007, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$9,576	$818
Ordinary renewal	80,293	58,935
Accident and health renewal	296	118
Assumed investment type contracts	75	75
Total	$90,240	$59,946

38

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2007

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$74,025	$79,234	$74,025
States, municipalities and political subdivisions	144,101	147,595	144,101
Foreign governments	—	—	—
Public utilities	474,166	498,300	474,166
All other corporate bonds	2,394,440	2,449,357	2,394,440
Preferred stocks	103,603	99,535	103,603
Total fixed maturities	3,190,335	3,274,021	3,190,335

Equity securities
Common stocks:
Public utilities	16,262	19,871	19,871
Banks, trust and insurance	286,362	1,248,660	1,248,660
Industrial, miscellaneous and all other	754,449	924,538	924,538
Total equity securities	1,057,073	2,193,069	2,193,069

Mortgage loans on real estate	53,273		53,273
Real estate	74,290		74,290
Policy loans	161,007		161,007
Other long-term investments	66,478		66,478
Cash, cash equivalents and short-term investments	119,693		119,693
Total investments	$4,722,149		$5,858,145

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

40

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

Year ended December 31, 2005
Individual life	$2,404,159	$—	$30,850	$341,779	$168,697	$341,347	$92,187
Individual health	238,917	3,056	4,567	35,226	14,148	26,733	14,804	$35,333
Group life and health	108,961	—	790	4,102	2,995	8,635	201	—
Annuity	16,512	—	14,521	13,367	4,451	157,973	1,126
Corporate and other	—	—	—	—	154,902	—	36,097
	$2,768,549	$3,056	$50,728	$394,474	$345,193	$534,688	$144,415

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

41

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92
	$297,295	$9,750	$94,808	$382,353	25%

Year ended December 31, 2005
Life insurance in force	$18,002,796	$3,652,179	$16,088,508	$30,439,125	53%
Premiums:
Individual life	$254,254	$4,802	$92,327	$341,779	27%
Individual health	39,595	4,369	—	35,226	—
Group life and health	4,102	—	—	4,102	—
Annuity	220	—	13,147	13,367	98
	$298,171	$9,171	$105,474	$394,474	27%

42

NAT Sep Acct I	April 2008

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2007

Statements of Operations for the Year Ended December 31, 2007

Statements of Changes in Net Assets for the Years Ended December 31, 2007 and 2006

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2007 and 2006

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2007, 2006 and 2005

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

1.               Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed on July 19, 2006.

2.               Not applicable.

3.

a.               Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.              Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

4.

a.               Form of variable annuity contract.   Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.              Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

c.               Form of Guaranteed Minimum Withdrawal Benefit Rider.  Incorporated by reference to Registrant’s Post-

1

Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

d.              Form of Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

e.               Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

5.               Form of application.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

6.

a.               Certificate of Incorporation of National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

b.              By-Laws of National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No.9 to registration statement on Form N-4 (File No. 333-44892) filed on July 19, 2006.

7.                                       Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed on May 1, 1996.

8.

a.               Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity, dated August 10, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

b.              Form of Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

c.               Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

d.              Form of Rule 22C-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

e.               Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                 Form of Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

g.              Form of Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

h.              Form of Participation Agreement between JPM Series Trust II and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 033-51126), filed on April 26, 1999.

i.                  Form of Rule 22C-2 Agreement between JPM Series Trust II and National Integrity dated April 17, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

j.                  Form of Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

k.               Form of Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity.

2

Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

l.                  Form of Services Agreement between Pacific Investment Management Company LLC and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

m.            Form of Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

n.              Form of Services Agreement between Rydex Distributors, Inc. and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

o.              Form of Administrative Services Agreement between PADCO Advisors II and National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

p.              Form of Participation Agreement among Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity, incorporated by reference to Registrant’s Post Effective Amendment no. 17 to registration statement on Form N-4 (File No. 033-56658) filed October 15, 2001.

q.              Form of 22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

r.                 Form of Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

s.               Form of Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated October 2, 1997.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

t.                 Form of 22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

u.              Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Incorporated and National Integrity, dated January 2, 2003 .  Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892) filed April 21, 2006.

v.              Form of 22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and National Integrity dated February 16, 2007  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

w.            Form of Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

x.                Form of administrative services agreement between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

y.              Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003.  Incorporated by reference from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

z.                Form of 22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated February 16, 2007.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126) filed April 23, 2008.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm.  Filed herewith.

11.         Not applicable.

12.         Not applicable.

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13.         Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC).  Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

14.         Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126) filed April 20, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director
Daniel J. Downing(4)	Director, Vice President
Dale Patrick Hennie(5)	Director
Eric C. Fast(6)	Director
Cameron F. MacRae III(7)	Director
Newton Phelps Stokes Merrill(8)	Director
George R. Bunn Jr.(9)	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Floyd D. Buchannan	Vice President
John P. Ciprio(4)	Vice President
Daniel J. Downing(4)	Vice President
Maureen Firestone	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Controller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Gerald Rusnak	Vice President
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance(1)	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Andrew P. Shull	Assistant Vice President
John A. Tak	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.	Manager, New Business

4

David L. DiMartino	Managing Actuary
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Feige(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations
Dawn M. Baca-Travis(4)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 3600 Chamberlain Lane, Suite 736, Louisville, KY 40241

(3) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

(4) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(5) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(7) Principal Business Address: 125 West 55th Street, New York, NY 10019

(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

1.	303 Broadway QCS, LLC; Ohio Limited Liability Company; 100% owned by The Western and Southern Life Insurance Company (WSLIC); ownership and operation of real estate
2.	Airport Exchange Hotel Partners; Kentucky General Partnership; 74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI); ownership and operation of real estate
3.	AMLIWS Summit Ridge, LLC; Missouri Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate
4.	Buckeye Venture Partners, LLC; Ohio Limited Liability Company; 60% owned by Fort Washington Investment Advisors, Inc. (FWIA); private equity fund management
5.	CAI Holding Company, Inc.; Ohio Corporation; 100% owned by Columbus Life Insurance Company (CLIC); holding company
6.	Capital Analysts Agency, Inc.; Ohio Corporation; 99% owned by Capital Analysts Incorporated; general insurance agency
7.	Capital Analysts Agency, Inc.; Texas Corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency
8.	Capital Analysts Incorporated; Delaware Corporation; 100% owned by CAI Holding Company, Inc.; securities broker-dealer and registered investment advisor
9.	Capital Analysts Insurance Agency, Inc.; Massachusetts Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
10.	Capital Analysts Insurance Agency, Inc.; Alabama Corporation; 100% owned by Capital Analysts Incorporated; general insurance agency
11.	Carmel Holdings, LLC; Ohio limited liability company; 49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership in real estate entity
12.	Carmel Hotel Investor, LLC; Ohio limited liability company; 100% owned by Carmel Holdings, LLC; ownership in real estate entity
13.	Carmel Hotel, LLC; Indiana limited liability company; 74% owned by Carmel Hotel Investor, LLC;1% owned by ERI; ownership and operation of real estate
14.	Carthage Senior Housing, Ltd.; Ohio Limited Liability Company; 98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI; ownership and operation of real estate
15.	Centreport Hotels LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
16.	Centreport Partners LP; Texas limited partnership; 25.25% owned by WSLIC, 49% owned by WSLR Dallas LLC, 1% owned by ERI; ownership and operation of real estate

5

17.	Cleveland East Hotel, LLC; Ohio Limited Liability Company; 74% owned by WSALD CEH, LLC; 1% owned by ERI; ownership and operation of real estate
18.	Columbus Hotel Partners; Ohio General Partnership; 74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI; ownership and operation of real estate
19.	Columbus Life Insurance Company; Ohio Corporation; 100% owned by WSLIC
20.	Country Place Associates; Ohio General Partnership; 90% owned by WS Country Place GP, LLC; 10% owned by ERI; ownership and operation of real estate
21.	Courtyard Nursing Care, LLC; Ohio Limited Liability Company; 100% owned by WSLAC; ownership and operation of real estate.
22.	Dublin Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI; ownership and operation of real estate
23.	Eagle Realty Group, LLC; Ohio Limited Liability Company; 100% owned by W&S Operating Holdings, LLC; real estate holding company
24.	Eagle Realty Investments, Inc. (ERI); Ohio Corporation; 100% owned by Eagle Realty Group, LLC; real estate
25.

Fort Washington Active Fixed Income LLC, a Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC and investors include WSLIC; managing member for private fixed income fund

26.	Fort Washington Capital Partners, LLC (FWCP); Delaware Limited Liability Company; 100% owned by FWIA; managing partner for numerous private equity funds
27.	Fort Washington Fixed Income Alpha LLC; Delaware Limited Liability Company; managing member is Fort Washington Fixed Income LLC; investors include WSLIC; private fixed income fund
28.	Fort Washington Fixed Income LLC; Delaware Limited Liability Company; 100% owned by FWIA; private fixed income fund
29.	Fort Washington High Yield Investors LLC; Delaware Limited Liability Company; managing member is FWCP; private fixed income fund
30.	Fort Washington High Yield Investors II, LLC; Delaware Limited Liability Company; managing member is FWCP; private fixed income fund
31.	Fort Washington Investment Advisors, Inc. (FWIA); Ohio Corporation; 100% owned by W&S Operating Holdings, LLC; registered investment adviser
32.	Fort Washington Private Equity Investors II, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund
33.	Fort Washington Private Equity Investors III, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund
34.	Fort Washington Private Equity Investors IV, L.P.; Delaware Limited Partnership; general partner is FWCP and investors include WSLIC; private equity fund
35.	Fort Washington Private Equity Investors V, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
36.	Fort Washington Private Equity Investors V-B, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
37.	Fort Washington Private Equity Investors V-VC, L.P.; Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
38.	Fort Washington Private Equity Investors VI, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund
39.	Fort Washington Private Equity Investors VI-B, L.P.; Delaware Limited Partnership; general partner is FWPEI VI GP, LLC and investors include WSLIC; private equity fund
40.	Fort Washington Private Equity Investors VI-VC, L.P.; a Delaware Limited Partnership; general partner is FWPEI V GP, LLC and investors include WSLIC; private equity fund
41.	Fort Washington Savings Company; Ohio Corporation; 100% owned by WSLIC; bank
42.	FWPEI V GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds
43.	FWPEI VI GP LLC; Delaware Limited Liability Company; 100% owned by FWIA; general partner of the three private equity funds
44.	Galveston Summerbrooke Apts., LLC; Texas limited liability company; 54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI; ownership and operation of real estate
45.	IFS Agency, Inc.; Texas Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency
46.	IFS Agency Services, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general

6

insurance agency
47.	IFS General Agency, Inc.; Pennsylvania Corporation; 100% owned by IFS Financial Services, Inc.; general insurance agency.
48.	IFS Financial Services, Inc. (IFS); Ohio Corporation; 100% owned by Western-Southern Life Assurance Company (WSLAC); development and marketing of financial products for distribution
49.	IFS Fund Distributors, Inc.; Delaware Corporation; 100% owned by IFS; registered broker dealer
50.	IFS Insurance Agency, Inc.; Ohio Corporation; 99% owned by IFS; general insurance agency
51.	Insurance Profillment Services, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; insurance marketing services
52.	Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC
53.	IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate
54.	IR Mall Company, L.C.; Florida Limited Liability Company; 50% owned by ERI; ownership and operation of real estate
55.	Kentucky Co-Investment Partners , L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund
56.	The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by Western & Southern Financial Group, Inc. (WSFG)
57.	LaFrontera Hotel LLC; Texas Limited Liability Company; 75% owned by ERI; ownership and operation of real estate
58.	LaFrontera Lodging Partners LP; Texas limited Partnership; 74.25% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
59.	Lookout Corporate Center, Ohio Joint Venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate
60.	Mission Club Apartments General Partnership; Florida General Partnership; 95.5% owned by WSLIC, 4.5% owned by ERI; ownership and operation of real estate
61.	New Mexico Co-Investment Partners, L.P.; Delaware Limited Partnership; general partner is FWCP; private equity fund
62.	North Pittsburgh Hotel LLC; Pennsylvania Limited Liability Company; 74% owned by WSALD NPH, LLC; 1% owned by ERI; ownership and operation of real estate
63.	Northeast Cincinnati Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI; ownership and operation of real estate.
64.	The Ohio Capital Fund LLC; Ohio Limited Liability Company; 60% owned by FWIA and managed by Buckeye Venture Partners, LLC; state funded private equity fund
65.	OTR Housing Associates, L.P.; Ohio Limited Partnership; 98% owned by WSLIC; 1% owned by ERI; ownership and operation of real estate
66.	OTR Redevelopment Group, LLC; Ohio Limited Liability Company; 100% owned by OTR Walnut Housing, Ltd.; ownership of real estate
67.	OTR Transitional Housing, L.P.; Ohio Limited Partnership; 99% owned by WSLIC; ownership and operation of real estate
68.	OTR-Walnut Housing, Ltd.; Ohio Limited Liability Company; 100% owned by ERI; ownership and operation of real estate
69.	Queen City Development I, LLC; Ohio Limited Liability Company; 100% owned by Eagle Realty Group, LLC; operation of real estate
70.	Park Avenue Lofts, LLC; Colorado limited liability company; 49% owned by Uptown Denver Investor, LLC; 1% owned by ERI; ownership and operation of real estate
71.	Race Street Development, Ltd.; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC ; ownership and operation of real estate
72.	Seasons Health Care Limited Partnership; Ohio Limited Partnership; 90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC; ownership and operation of real estate
73.	ServerVault Corp.; Delaware Corporation; 50% owned by WSLIC; technology
74.	Shelbourne Campus Properties, LLC; Delaware limited liability company; 54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI; ownership and operation of real estate
75.	Shelbourne Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity

7

76.	Shelbourne Housing Investor, LLC; Ohio limited liability company; 100% owned by Shelbourne Holdings, LLC; ownership in real estate entity
77.	Sixth and Race Development, LLC; Ohio Limited Liability Company; 71% owned by Race Street Development, Ltd., 25% owned by ERI; ownership and operation of real estate
78.	Skyport Hotel LLC; Kentucky limited liability company; 25% owned by WSLIC; 49% owned by WSLR Skyport LLC; 1% owned by ERI; ownership and operation of real estate
79.	Summerbrooke Apartments Investor, LLC; Ohio limited liability company; 100% owned by Summerbrooke Holdings, LLC; ownership in real estate entity
80.	Summerbrooke Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity
81.	Todd Investment Advisors, Inc.; Kentucky Corporation; 100% owned by FWIA; registered investment adviser
82.	Touchstone Advisors, Inc.; Ohio Corporation; 100% owned by IFS; registered investment adviser
83.

Touchstone Fund Group and Institutional Funds Trusts (Delaware statutory trusts), Touchstone Investment, Strategic, Tax Free and Variable Series Trusts (Massachusetts Business Trusts); WSFG and affiliates hold positions of 5% or greater in certain portfolios of these mutual fund trusts; registered investment companies.

84.	Touchstone Securities, Inc.; Nebraska Corporation; 100% owned by WSLAC; securities broker-dealer
85.	Tri-State Growth Capital Fund I, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, LLC and investors include WSLIC; private equity fund
86.	Tri-State Growth Capital Fund II, L.P.; Delaware Limited Partnership; general partner is Tri-State Ventures, II LLC and investors include WSLIC; private equity fund
87.	Tri-State Ventures, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund
88.	Tri-State Ventures II, LLC; Delaware Limited Liability Company; 100% owned by FWIA; private equity fund
89.	Uptown Denver Investor, LLC; Ohio limited liability company; 100% owned by Uptown Denver Apartment Holdings, LLC; ownership in real estate entity
90.	Uptown Denver Apartment Holdings, LLC; Ohio limited liability company; 98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI; ownership in real estate entity
91.	Union Centre Hotel LLC; Ohio Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI; ownership and operation of real estate
92.	Vinings Trace, LLC; Indiana Limited Liability Company; 99% owned by WSLIC, 1% owned by ERI; ownership and operation of real estate
93.	Vulcan Hotel LLC; Alabama Limited Liability Company; 25% owned by WSLIC, 49% owned by WSLR Birmingham LLC, 1% owned by ERI; ownership and operation of real estate
94.	W&S Brokerage Services, Inc.; Ohio Corporation; 100% owned by WSLAC; investment advisor and broker dealer
95.	W&S Financial Group Distributors Inc.; Ohio Corporation; 100% owned by IFS; general insurance agency
96.	W&S Operating Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of operating entities
97.	W&S Real Estate Holdings, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership of real estate entities
98.	WestAd Inc.; Ohio corporation; 100% owned by WSLIC; general advertising, book selling and publishing
99.	West-Whi Columbus NW Partners; Ohio General Partnership; 74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI; ownership and operation of real estate
100.	Western & Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency
101.	Western & Southern Agency Services, Inc.; Pennsylvania Corporation; 100% owned by WSLIC; general insurance agency.
102.	Western & Southern Financial Fund Inc.; Ohio non profit corporation; charitable giving
103.	Western-Southern Life Assurance Company (WSLAC); Ohio Corporation; 100% owned by WSLIC
104.	The Western and Southern Life Insurance Company (WSLIC); Ohio Corporation; 100% owned by WSFG
105.	The Western and Southern Life Insurance Company VEBA Trust; 501(c)(9) trust organized under laws of Ohio; employee health and welfare
106.	Western & Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC; holding company
107.	Western & Southern Mutual Holding Company (WSMHC); Ohio Mutual Insurance Holding Company
108.	Windsor Hotel LLC; Connecticut Limited Liability Company; 25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI; ownership and operation of real estate

8

109.	Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate
110.	WSA Commons, LLC; Georgia Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate
111.	WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
112.	WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
113.	WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
114.	WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings, LLC; ownership and operation of real estate
115.	WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
116.	WSL Partners, L.P.; Delaware Limited Partnership;, general partner is FWCP and investors include WSLIC; private equity fund
117.	WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate
118.	WSALD NPH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate
119.	WSALD CEH, LLC; Ohio Limited Liability Company; 50% owned by WSLIC; ownership and operation of real estate.
120.	WSLR Birmingham LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
121.	WSLR Cincinnati LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
122.	WSLR Columbus LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
123.	WSLR Dallas LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
124.	WSLR Hartford LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
125.	WSLR Holdings LLC; Delaware limited liability company; 24.49% owned by WSLIC; ownership of real estate entity
126.	WSLR LLC; Delaware limited liability company; 100% owned by WSLR Holdings, LLC; ownership of real estate entities
127.	WSLR Skyport LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate
128.	WSLR Union LLC; Ohio limited liability company; 100% owned by WSLR LLC; ownership of real estate

Item 27.                    Number of Contract Owners

As of February 29, 2008, there were 4,643 contract owners of Separate Account I of National Integrity.

Item 28.                    Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling

9

person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                    Principal Underwriters

(a)                      Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts II of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director
Officers:
James H. Grifo	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.                    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.                    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                    Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an

10

applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements,  promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

National Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

11

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 18th day of April 2008.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 18, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 18, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 18, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 18, 2008	April 18, 2008

/s/ Edward J. Babbitt	/s/ Edward S. Heenan, attorney-in-fact for William J. Williams
Edward J. Babbitt	William J. Williams
April 18, 2008	April 18, 2008

/s/ John R. Lindholm	/s/ Donald J. Wuebbling
John R. Lindholm	Donald J. Wuebbling
April 18, 2008	April 18, 2008

/s/ Jill T. McGruder
Jill T. McGruder
April 18, 2008

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 18th day of April, 2008.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 18, 2008

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2008

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 18, 2008

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III
John F. Barrett	George H. Walker, III
April 18, 2008	April 18, 2008

/s/ James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams
James N. Clark	Thomas L. Williams
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ Edward S. Heenan, attorney-in-fact for William J. Williams
Jo Ann Davidson	William J. Williams
April 18, 2008	April 18, 2008

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss
Eugene P. Ruehlmann	Donald A. Bliss
April 18, 2008	April 18, 2008